MASSMUTUAL PREMIER FUNDS

This Prospectus describes the following Funds:

Stable Value	Sub-Advised by:
MassMutual Premier Money Market Fund	Babson Capital Management LLC

Short Term Bond
MassMutual Premier Short-Duration Bond Fund	Babson Capital Management LLC

Intermediate Term Bond
MassMutual Premier Inflation-Protected Bond Fund	Babson Capital Management LLC
MassMutual Premier Core Bond Fund	Babson Capital Management LLC
MassMutual Premier Diversified Bond Fund	Babson Capital Management LLC

Multi Sector Bond
MassMutual Premier Strategic Income Fund	OFI Institutional Asset Management, Inc.

High Yield Bond
MassMutual Premier High Yield Fund	Babson Capital Management LLC

International/Global Bond
MassMutual Premier International Bond Fund	Baring International Investment Limited

Asset Allocation/Lifestyle
MassMutual Premier Balanced Fund	Babson Capital Management LLC

Large Cap Value
MassMutual Premier Value Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Core Value Equity Fund	Alliance Bernstein L.P./Babson Capital Management LLC/OFI Institutional Asset Management, Inc.
MassMutual Premier Enhanced Index Value Fund	Babson Capital Management LLC

Large Cap Core
MassMutual Premier Enhanced Index Core Equity Fund	Babson Capital Management LLC
MassMutual Premier Main Street Fund	OFI Institutional Asset Management, Inc.

Large Cap Growth
MassMutual Premier Capital Appreciation Fund	OppenheimerFunds, Inc.
MassMutual Premier Enhanced Index Growth Fund	Babson Capital Management LLC

Mid Cap Value
MassMutual Premier Discovery Value Fund	OFI Institutional Asset Management, Inc.

Small Cap Value
MassMutual Premier Small Capitalization Value Fund	OFI Institutional Asset Management, Inc.

Small Cap Core
MassMutual Premier Main Street Small Cap Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Small Company Opportunities Fund	OFI Institutional Asset Management, Inc.

International/Global Large Growth
MassMutual Premier Global Fund	OppenheimerFunds, Inc.
MassMutual Premier International Equity Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Focused International Fund	Baring International Investment Limited

Emerging Market Equity
MassMutual Premier Strategic Emerging Markets Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

March 2, 2009

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Summary Information

MassMutual Premier Funds (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 76.

•	Investment return over the past ten years, or since inception if the Fund is less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance (before and after taxes) is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of the corresponding series of MassMutual Select Funds. In addition, where indicated, average annual total returns for certain classes of a Fund are based on the performance of the indicated class of shares of the Fund, adjusted for class specific expenses, for periods prior to the inception of such classes.

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MassMutual Premier Money Market Fund (Class N shares not currently available)

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest, at the time of purchase, at least 95% of its net assets in Tier 1 securities and no more than 5% of its net assets in Tier 2 securities. In certain circumstances, unrated securities may qualify as Tier 1 or Tier 2 securities if the Fund’s Sub-Adviser, Babson Capital Management LLC (“Babson Capital”), determines that such securities are of comparable quality to Tier 1 or Tier 2 securities.

In managing the Fund, Babson Capital intends to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which sets forth the requirements for money market funds regarding credit quality, diversification and maturity.

The Fund is currently participating in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008 at $1.00 per each share covered by the Program to the extent that a fund’s market-based net asset value per share falls below $0.995, unless promptly cured (the “Guarantee Event”). If a Guarantee Event occurs, a fund must liquidate its holdings and comply with certain other requirements to be eligible for payments under the Program. Only shareholders of record of a participating fund on September 19, 2008 will be eligible to receive payments under the Program. A shareholder who owned an account in a participating fund on September 19, 2008, but subsequently closed the account, is not eligible to receive payments under the Program. The number of shares of each shareholder of record covered by the Program will be the lesser of: (i) the number of shares held in the shareholder’s account in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held in the account on the date of the Guarantee Event. Any increase in the number of shares held in a shareholder’s account after the close of business on September 19, 2008 will not be covered by the Program.

Unless extended by the Treasury, the Program will expire on April 30, 2009. The Secretary of the Treasury has the option to extend the Program until close of business on September 18, 2009. If the Program is extended, the Fund’s Board of Trustees will consider whether to continue to participate. The Fund paid a premium of 0.01% of its net asset value as of September 19, 2008 to participate in the Program for the initial three-month period and paid an additional premium of 0.015% of its net asset value as of September 19, 2008 to participate in the Program for the extension through April 30, 2009. Additional payments may be required to the extent the Program is extended, and the Fund participates, beyond April 30, 2009.

As of the date of this prospectus, assets available to the Program to support all participating money market funds are limited; therefore, participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares. More information is available about the Program at http://www.ustreas.gov.

The principal risks of investing in the Fund are Market Risk, Credit Risk and Management Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 1.65% for the quarter ended December 31, 2000 and the lowest was 0.14% for the quarters ended December 31, 2003, March 31, 2004 and June 30, 2004.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S	2.17%	3.04%	3.28%
Class Y	2.07%	2.93%	3.19%
Class L(2)	2.10%	2.95%	3.11%
Class A	1.87%	2.71%	2.86%
Class N(2)	0.55%	2.38%	2.54%

Salomon Smith Barney 3-Month Treasury Bill Index(3)	1.80%	3.10%	3.30%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

(3) 91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States Government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2008 was 1.10%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 1-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S	Class Y	Class L	Class A	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%	.35%	.35%	.35%	.35%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.13%	.23%	.38%	.38%	.43%
Total Annual Fund Operating Expenses	.48%	.58%	.73%	.98%	1.28%

Less Expense Reimbursement(2)	–	–	(.18%)	(.22%)	(.22%)
Net Fund Expenses(3)	.48%	.58%	.55%	.76%	1.06%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$49	$154	$269	$604
Class Y	$59	$186	$324	$726
Class L	$56	$215	$388	$890
Class A	$78	$290	$520	$1,181
Class N	$212	$384	$681	$1,526

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$108	$384	$681	$1,526

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .18%, .22% and .22% of other expenses for Class L, Class A and Class N of the Fund, respectively, through February 28, 2010. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

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MassMutual Premier Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities. These typically include:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities (“junk bonds”). The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is typically expected to be three years or less. The Fund’s Sub-Adviser, Babson Capital, may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When Babson Capital believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three-year range are made by reinvesting cash flows and by selective trading.

The Fund also uses derivative investments for hedging purposes or to otherwise seek its investment objective.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 3.68% for the quarter ended September 30, 2002 and the lowest was -1.80% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Five Years	Ten Years
Return Before Taxes – Class S	-	0.25%	3.01%	4.24%
Return After Taxes on Distributions – Class S	-	2.02%	1.36%	2.38%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-	0.17%	1.62%	2.50%
Return Before Taxes – Class Y	-	0.31%	2.98%	4.18%
Return Before Taxes – Class L(2)	-	0.33%	2.89%	4.06%
Return Before Taxes – Class A(3)	-	4.13%	1.89%	3.42%
Return Before Taxes – Class N(2)	-	1.80%	2.33%	3.50%

Barclays Capital U.S. 1-3 Year Government Bond Index(4)		6.66%	4.11%	4.81%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

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(2) Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class S shares adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

(3) Performance for Class A shares of the Fund reflects any applicable sales charge.

(4) The Barclays Capital U.S. 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S	Class Y	Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None		3.50%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%	.40%	.40%		.40%		.40%
Distribution and Service (Rule 12b-1) Fees	None	None	None		.25%		.50%
Other Expenses	.15%	.20%	.35%		.35%		.40%
Total Annual Fund Operating Expenses	.55%	.60%	.75%		1.00%		1.30%

Less Expense Reimbursement(3)	–	–	(.07%	)	(.07%	)	(.07%	)
Net Fund Expenses(4)	.55%	.60%	.68%		.93%		1.23%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$56	$176	$307	$689
Class Y	$61	$192	$335	$750
Class L	$69	$233	$410	$924
Class A	$442	$651	$877	$1,526
Class N	$229	$405	$706	$1,562

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$125	$405	$706	$1,562

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of other expenses for Class L, Class A and Class N of the Fund through February 28, 2010. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

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MassMutual Premier Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, instrumentalities or government-sponsored enterprises, or by corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is typically adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, selected by that government. The Fund may invest up to 20% of its net assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its net assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, Babson Capital, believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency or instrumentality bonds, cash and short-term investments, futures, options and other derivatives and up to 15% in restricted or illiquid securities (as determined at the time of purchase).

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund portfolio’s dollar-weighted average maturity or duration generally to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series – L). The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will generally maintain a dollar-weighted average credit quality at time of initial purchase of AA- or better.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 5.13% for the quarter ended March 31, 2008 and the lowest was -3.61% for the quarter ended September 30, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (12/31/03)
Return Before Taxes – Class S	-1.86%	3.88%	3.88%
Return After Taxes on Distributions – Class S	-4.39%	2.09%	2.09%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-1.17%	2.29%	2.29%
Return Before Taxes – Class Y	-1.95%	3.77%	3.77%
Return Before Taxes – Class L	-2.08%	3.61%	3.61%
Return Before Taxes – Class A(2)	-6.88%	2.33%	2.33%
Return Before Taxes – Class N(2)	-3.52%	3.07%	3.07%

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series – L)(3)	-2.35%	4.07%	4.07%	(4)

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(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

(3) The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series – L) is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4) From 1/2/04

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	4.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%	.48%	.48%	.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%		.50%
Other Expenses	.06%	.16%	.31%	.31%		.36%
Total Annual Fund Operating Expenses	.54%	.64%	.79%	1.04%		1.34%

Less Expense Reimbursement(3)	–	–	–	(.10%)		(.10%)
Net Fund Expenses(4)	.54%	.64%	.79%	.94%		1.24%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$55	$173	$302	$677
Class Y	$65	$205	$357	$798
Class L	$81	$252	$439	$978
Class A	$566	$781	$1,012	$1,677
Class N	$230	$415	$725	$1,604

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$126	$415	$725	$1,604

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of other expenses for Class A and Class N through February 28, 2010. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  9  –

MassMutual Premier Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities (“junk bonds”). The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, Babson Capital, by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, factors considered in this analysis include (which may change over time and in particular cases): the perceived potential of high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors; and the relative values offered by different securities. The Fund may invest in securities that are not denominated in U.S. dollars and securities subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be illiquid at the time of purchase.

Babson Capital intends for the Fund’s portfolio duration generally to match (within 10%) the duration of the Barclays Capital U.S. Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 4.33% for the quarter ended September 30, 2001 and the lowest was -2.29% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Five Years	Ten Years
Return Before Taxes – Class S	-	0.05%	3.37%	4.71%
Return After Taxes on Distributions – Class S	-	2.33%	1.52%	2.65%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-	0.05%	1.81%	2.80%
Return Before Taxes – Class Y		0.06%	3.35%	4.67%
Return Before Taxes – Class L(2)	-	0.22%	3.24%	4.54%
Return Before Taxes – Class A(3)	-	5.19%	1.99%	3.79%
Return Before Taxes – Class N(2)	-	1.47%	2.69%	4.00%

Barclays Capital U.S. Aggregate Bond Index(4)		5.24%	4.65%	5.63%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

–  10  –

(2) Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

(3) Performance for Class A shares of the Fund reflects any applicable sales charge.

(4) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Barclays Capital U.S. Treasury Bond Index, the Barclays Capital U.S. Government-Related Bond Index, the Barclays Capital U.S. Corporate Bond Index and the Barclays Capital U.S. Securitized Bond Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S	Class Y	Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None		4.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%	.48%	.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None		.25%		.50%
Other Expenses	.11%	.16%	.31%		.31%		.39%
Total Annual Fund Operating Expenses	.59%	.64%	.79%		1.04%		1.37%

Less Expense Reimbursement(3)	–	–	(.08%	)	(.08%	)	(.08%	)
Net Fund Expenses(4)	.59%	.64%	.71%		.96%		1.29%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$189	$329	$738
Class Y	$65	$205	$357	$798
Class L	$73	$244	$431	$970
Class A	$568	$783	$1,014	$1,679
Class N	$235	$426	$742	$1,639

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$131	$426	$742	$1,639

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of other expenses for Class L, Class A and Class N through February 28, 2010. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  11  –

MassMutual Premier Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations and bank loans;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	swaps, including but not limited to credit default, total rate of return, interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The dollar-weighted average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (“junk bonds”) (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, Babson Capital, will make its own credit quality determination.

The Fund’s portfolio duration generally is intended to match (within 10%) the duration of the Barclays Capital U.S. Aggregate Bond Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 4.09% for the quarter ended June 30, 2003 and the lowest was -1.93% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Five Years	Since Inception (5/3/99)
Return Before Taxes – Class S	-	3.60%	2.76%	4.59%
Return After Taxes on Distributions – Class S	-	5.77%	1.00%	2.71%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-	2.36%	1.35%	2.80%
Return Before Taxes – Class Y	-	3.03%	2.84%	4.60%
Return Before Taxes – Class L	-	2.91%	2.84%	4.53%
Return Before Taxes – Class A(2)	-	7.81%	1.61%	3.76%
Return Before Taxes – Class N(2)	-	4.37%	2.28%	3.97%

Barclays Capital U.S. Aggregate Bond Index(3)		5.24%	4.65%	5.85%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

–  12  –

(2) Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

(3) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Barclays Capital U.S. Treasury Bond Index, the Barclays Capital U.S. Government-Related Bond Index, the Barclays Capital U.S. Corporate Bond Index and the Barclays Capital U.S. Securitized Bond Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S	Class Y	Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None		4.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%	.50%	.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None		.25%		.50%
Other Expenses	.21%	.26%	.42%		.41%		.46%
Total Annual Fund Operating Expenses	.71%	.76%	.92%		1.16%		1.46%

Less Expense Reimbursement(3)	–	–	(.15%	)	(.15%	)	(.15%	)
Net Fund Expenses(4)	.71%	.76%	.77%		1.01%		1.31%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$73	$227	$395	$883
Class Y	$78	$243	$422	$942
Class L	$79	$278	$495	$1,118
Class A	$573	$812	$1,069	$1,804
Class N	$237	$447	$783	$1,733

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$133	$447	$783	$1,733

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of other expenses for Class L, Class A and Class N of the Fund through February 28, 2010. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  13  –

MassMutual Premier Strategic Income Fund

Investment Objective

The Fund seeks high current income by investing mainly in fixed income debt securities.

Principal Investment Strategies and Risks

The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called “junk bonds”). These debt securities typically include:

•	foreign government and U.S. government bonds and notes,

•	collateralized mortgage obligations (CMOs),

•	other mortgage-related securities and asset-backed securities,

•	participation interests in loans and investments in loan pools,

•	“structured” notes, and

•	lower-grade, high-yield domestic and foreign corporate debt obligations.

Under normal market conditions, the Fund invests in each of these three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund’s Sub-Adviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range – large-cap, mid-cap and small-cap – and can buy securities having short-, medium-, or long-term maturities.

The Fund’s foreign investments may include debt securities of issuers in developed markets or emerging markets. The Fund also uses derivative investments for hedging purposes or for investment purposes. These include options, futures, forward contracts, mortgage-related securities, swaps and “structured” notes.

In selecting securities to buy or sell for the Fund, OFI Institutional analyzes the overall investment opportunities and risks among the three sectors in which the Fund invests. OFI Institutional’s overall strategy seeks to build a broadly diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. The Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors. When buying or selling securities, OFI Institutional looks for the following (some of which may vary in particular cases and may change over time):

•	securities offering high current income,

•	overall portfolio diversification by seeking securities whose market prices tend to move in different directions, and

•	relative values among the three major market sectors in which the Fund invests.

OFI Institutional may sell securities from the portfolio when the analytics underlying the factors discussed above no longer appear favorable to the Fund. The Fund’s diversification strategies, both with respect to securities in different sectors and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund’s share prices while seeking current income.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Sector Allocation Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 3.91% for the quarter ended December 31, 2006 and the lowest quarterly return was -14.30% for the quarter ended December 31, 2008.

–  14  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class S	-	19.80%	-	0.86%
Return After Taxes on Distributions – Class S	-	20.72%	-	2.34%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-	12.88%	-	1.50%
Return Before Taxes – Class Y	-	19.90%	-	0.94%
Return Before Taxes – Class L	-	19.98%	-	1.07%
Return Before Taxes – Class A+	-	23.97%	-	2.52%
Return Before Taxes – Class N+	-	21.19%	-	1.54%

Barclays Capital U.S. Aggregate Bond Index(2)		5.24%		4.73%	(4)
Citigroup World Government Bond Index(3)		10.89%		5.01%	(4)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Barclays Capital U.S. Treasury Bond Index, the Barclays Capital U.S. Government-Related Bond Index, the Barclays Capital U.S. Corporate Bond Index and the Barclays Capital U.S. Securitized Bond Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4) From 1/3/05

+ Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		4.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%		.55%		.55%		.55%		.55%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(3)	.23%		.28%		.43%		.43%		.48%
Total Annual Fund Operating Expenses(4)	.78%		.83%		.98%		1.23%		1.53%

Less Expense Reimbursement	(.06%	)	(.06%	)	(.08%	)	(.06%	)	(.14%	)
Net Fund Expenses(5)(6)	.72%		.77%		.90%		1.17%		1.39%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$74	$243	$427	$960
Class Y	$79	$259	$455	$1,020
Class L	$92	$304	$534	$1,194
Class A	$589	$841	$1,113	$1,888
Class N	$245	$470	$821	$1,812

–  15  –

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$142	$470	$821	$1,812

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(5)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed .71%, .76%, .89%, 1.16% and 1.38% for Classes S, Y, L, A and N, respectively. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(6)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Strategic Income Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 6.64% for the quarter ended June 30, 2003 and the lowest was -11.11% for the quarter ended December 31, 2008.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2008)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Ten Years
OFI Mutual Fund
Class S*	-	16.38%	2.58%	4.95%
Class Y*	-	16.42%	2.53%	4.91%
Class L*	-	16.53%	2.41%	4.78%
Class A*	-	20.71%	1.16%	4.00%
Class N*	-	17.94%	1.93%	4.30%

Barclays Capital U.S. Aggregate Bond Index^		5.24%	4.65%	5.63%
Citigroup World Government Bond Index^^		10.89%	6.05%	5.90%

*Performance shown is from a mutual fund managed by the portfolio manager of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Strategic Income Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio manager in managing such a portfolio. Mr. Steinmetz has managed the OFI Fund for the entire period shown. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Strategic Income Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Strategic Income Fund.

^The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Barclays Capital U.S. Treasury Bond Index, the Barclays Capital U.S. Government-Related Bond Index, the Barclays Capital U.S. Corporate Bond Index and the Barclays Capital U.S. Securitized Bond Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  16  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier High Yield Fund

Investment Objective

This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in lower rated fixed income securities, which are commonly known as “junk bonds.”

The Fund invests primarily in high yield U.S. fixed income securities which may include Rule 144A private placements. The Fund may also invest in, among other things, convertible securities, preferred stocks, warrants, bank loans and other fixed income securities, of both U.S. and foreign issuers. The Fund also uses derivative investments for hedging purposes or to seek its investment objective.

Under normal market conditions, the Fund’s portfolio will have an average dollar-weighted portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and the range may change from time to time.

A lower rated fixed income security is a security that, at the time the Fund acquires the security, is not rated in one of the top four rating categories by either Moody’s Investors Service or Standard & Poor’s, or is an unrated security that the Fund’s Sub-Adviser, Babson Capital, determines to be of comparable quality. Thus, a lower rated fixed income security will be rated below Baa3 by Moody’s Investor’s Service or below BBB- by Standard & Poor’s, or will be an unrated security that Babson Capital determines to be of comparable quality.

Babson Capital employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering either trends or macro economic factors. Babson Capital prefers companies that it believes possess one or more of the following characteristics: strong business position; ability to generate free cash flow to repay debt; favorable capital structure; high level of fixed assets; conservative accounting; and respected management or equity sponsor(s).

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk, Lower-Rated Fixed Income Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return was 11.09% for the quarter ended June 30, 2003 and the lowest was -13.37% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (9/05/00)
Return Before Taxes – Class Y	-19.21%	0.66%	4.22%
Return After Taxes on Distributions – Class Y	-22.71%	-2.22%	1.13%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	-12.58%	-0.97%	1.82%
Return Before Taxes – Class S(2)	-19.12%	0.71%	4.25%
Return Before Taxes – Class L(2)	-19.26%	0.53%	4.08%
Return Before Taxes – Class A(2)	-24.05%	-0.89%	1.54%
Return Before Taxes – Class N(2)	-20.47%	-0.05%	3.52%

Barclays Capital U.S. Corporate High-Yield Bond Index(3)	-26.16%	-0.80%	2.29%	(4)

–  18  –

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class S, Class L, Class A and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L, Class A and Class N shares to reflect Class L, Class A and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charge.

(3) The Barclays Capital U.S. Corporate High-Yield Bond Index covers the universe of fixed rate, non-investment grade debt from corporate sectors. The Index does not incur expenses and cannot be purchased directly by investors.

(4) From 9/1/00

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class Y and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%	.50%	.50%	.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%		.50%
Other Expenses	.19%	.24%	.39%	.39%		.44%
Total Annual Fund Operating Expenses(3)	.69%	.74%	.89%	1.14%		1.44%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$70	$221	$384	$859
Class Y	$76	$237	$411	$918
Class L	$91	$284	$493	$1,096
Class A	$685	$916	$1,167	$1,881
Class N	$250	$456	$787	$1,724

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$147	$456	$787	$1,724

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  19  –

MassMutual Premier International Bond Fund

Investment Objective

The Fund seeks to achieve a high total rate of return.

Principal Investment Strategies and Risks

The Fund invests, under normal circumstances, at least 80% of its net assets in foreign fixed income securities. The Fund primarily invests in fixed income securities in markets represented by the Citigroup World Government Bond Index (Excluding US), the Fund’s benchmark index (the “Index”). The Fund may hold fixed income securities which pay either fixed or floating interest rates.

The Fund normally invests at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better) or, if no such rating exists, in securities of comparable quality as determined by the Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”).

A majority of the investments made by the Fund may be denominated in other than U.S. currency. To manage the effects of currency risk, in the discretion of the Sub-Adviser, the Fund may employ hedging techniques that utilize forward currency contracts or cross hedging. Forward currency contracts may also be entered into for investment purposes to obtain foreign currency exposure. In each case, the extent of hedging and of currency investments employed is subject to the Sub-Adviser’s discretion, and may be increased, decreased, or eliminated without notice to investors.

The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency. The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities and convertible securities. The Fund generally expects to invest in options and warrants only on a short-term basis and only in those circumstances where they are issued in conjunction with the issuance of a fixed income security.

The average duration of the Fund’s portfolio is generally expected to be within +/ – 3 years of the duration of the Index and the minimum average credit quality of the Fund’s portfolio is normally expected to be no less than AA-.

The Fund may invest up to 20% of its total assets in any single Government or Agency Backed Security from a country/market represented in the Index, and may invest up to 10% of its total assets in any other single security (other than cash and cash equivalents). The Fund may also invest up to 10% of its total assets in the securities of any single issuer excluding securities of any government, government agency or supranational entity from an Index market.

The Fund will invest such that the percentage weight within the Fund of the listed blocs will not vary by more than the following percentage limitations:

•

European states participating in the Euro Currency – 0% to Index Weighting +30% (i.e. if the Index weighting for the combination of these nations is 33%, the Fund will invest no less than 0% and no more than 63% of its total assets among these nations);

•	European states not participating in the Euro Currency; U.S., Canada, Australia; Japan – 0% to Index Weighting + 30%

The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, an increase or decrease in value of a single issuer could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 78.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

–  20  –

During the period shown above, the highest quarterly return for the Fund was 8.73% for the quarter ended March 31, 2008 and the lowest quarterly return was -4.96% for the quarter ended June 30, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/20/07)
Return Before Taxes – Class S	4.80%	6.67%
Return After Taxes on Distributions – Class S	0.61%	2.54%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	3.17%	3.36%
Return Before Taxes – Class Y	4.77%	6.64%
Return Before Taxes – Class L	4.61%	6.49%
Return Before Taxes – Class A+	-0.64%	1.31%
Return Before Taxes – Class N+	3.14%	4.94%

Citigroup Non-USD World Government Bond Index(2)	10.11%	10.11%	(3)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Citigroup Non-USD World Government Bond Index is a widely recognized, unmanaged market-capitalization weighted index of debt securities of major foreign government bond markets excluding the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) From 1/2/08

+ Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		4.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%		.60%		.60%		.60%		.60%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.38%		.48%		.63%		.63%		.68%
Total Annual Fund Operating Expenses	.98%		1.08%		1.23%		1.48%		1.78%

Less Expense Reimbursement	(.23%	)	(.28%	)	(.28%	)	(.28%	)	(.28%	)
Net Fund Expenses(3)(4)	.75%		.80%		.95%		1.20%		1.50%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$77	$289	$519	$1,180
Class Y	$82	$316	$568	$1,292
Class L	$97	$363	$649	$1,464
Class A	$591	$895	$1,219	$2,137
Class N	$256	$533	$938	$2,072

–  21  –

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$153	$533	$938	$2,072

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed the percentages noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier International Bond Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 13.62% for the quarter ended June 30, 2002 and the lowest was -6.66% for the quarter ended March 31, 1999.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2008)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Baring Composite
Class S*	7.93%	4.69%	4.06%
Class Y*	7.87%	4.64%	4.01%
Class L*	7.71%	4.49%	3.85%
Class A*	2.34%	3.22%	3.10%
Class N*	6.13%	3.93%	3.30%

Citigroup Non-USD World Government Bond Index^	10.11%	5.97%	5.59%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ Citigroup Non-USD World Government Bond Index is a widely recognized, unmanaged market-capitalization weighted index of debt securities of major foreign government bond markets excluding the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  22  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in a diverse portfolio of money market instruments.

•	The Core Bond Segment, which invests primarily in investment-grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, Babson Capital, about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 30% and no more than 50% of the Fund’s net assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s net assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s net assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 10.13% for the quarter ended June 30, 2003 and the lowest was -12.73% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years		Ten Years
Return Before Taxes – Class S	-23.65%		0.37%	-	0.14%
Return After Taxes on Distributions – Class S	-24.33%	-	0.41%	-	1.60%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-15.09%		0.06%	-	0.71%
Return Before Taxes – Class Y	-23.81%		0.21%	-	0.31%
Return Before Taxes – Class L(2)	-23.94%		0.05%	-	0.46%
Return Before Taxes – Class A(3)	-28.47%	-	1.36%	-	1.29%
Return Before Taxes – Class N(2)	-25.06%	-	0.53%	-	1.03%

S&P 500® Index(4)	-37.00%	-	2.19%	-	1.38%
Lipper Balanced Fund Index(5)	-26.18%		0.12%		1.53%
Barclays Capital U.S. Aggregate Bond Index(6)	5.24%		4.65%		5.63%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02)

–  24  –

is based on the performance of Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

(3) Performance for Class A shares of the Fund reflects any applicable sales charge.

(4) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5) The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(6) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Barclays Capital U.S. Treasury Bond Index, the Barclays Capital U.S. Government-Related Bond Index, the Barclays Capital U.S. Corporate Bond Index and the Barclays Capital U.S. Securitized Bond Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%		.48%		.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(3)	.22%		.38%		.53%		.53%		.59%
Total Annual Fund Operating Expenses(4)	.70%		.86%		1.01%		1.26%		1.57%

Less Expense Reimbursement(5)	(.02%	)	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Net Fund Expenses(6)	.68%		.84%		.99%		1.24%		1.55%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$69	$222	$388	$869
Class Y	$86	$272	$475	$1,059
Class L	$101	$320	$556	$1,234
Class A	$694	$950	$1,225	$2,008
Class N	$261	$494	$853	$1,866

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$158	$494	$853	$1,866

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(5)	The expenses in the above table reflect a written agreement by MassMutual to waive .02% of other expenses for each share class through February 28, 2010. The agreement cannot be terminated unilaterally by MassMutual.

(6)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  25  –

MassMutual Premier Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies with varying market capitalizations. The Fund also can buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The Fund invests in both U.S. and foreign companies, although the Fund generally will not invest more than 25% of its total assets in foreign securities, including securities of issuers based in emerging markets.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, selects securities one at a time. This is called a “bottom up approach.” OFI Institutional uses a fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional generally may consider one or more of the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI Institutional may consider selling a stock for one or more of the following reasons:

•	The stock price has reached OFI Institutional’s target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class L Shares

During the periods shown above, the highest quarterly return was 15.39% for the quarter ended June 30, 2003 and the lowest was -26.63% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes – Class L	-41.73%	-3.37%	0.17%
Return After Taxes on Distributions – Class L	-41.92%	-4.30%	-0.76%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	-26.88%	-2.75%	-0.02%
Return Before Taxes – Class S(2)	-41.59%	-3.19%	0.26%
Return Before Taxes – Class Y(2)	-41.71%	-3.28%	0.21%
Return Before Taxes – Class A(2)	-45.29%	-4.78%	-0.71%
Return Before Taxes – Class N(2)	-42.66%	-3.95%	-0.42%

Russell 1000® Value Index(3)	-36.85%	-0.79%	1.36%
S&P 500 Index(4)	-37.00%	-2.19%	-1.38%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

–  26  –

(2)	Performance for Class S, Class Y, Class A and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class L shares, adjusted for Class A and Class N shares to reflect Class A and Class N expenses, respectively, and to reflect any applicable sales charge.

(3)	The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

(4)	The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class L and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%	.50%	.50%	.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%		.50%
Other Expenses	.10%	.20%	.31%	.35%		.41%
Total Annual Fund Operating Expenses(3)	.60%	.70%	.81%	1.10%		1.41%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$61	$192	$335	$750
Class Y	$72	$224	$390	$871
Class L	$83	$259	$450	$1,002
Class A	$681	$905	$1,146	$1,838
Class N	$247	$446	$771	$1,691

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$144	$446	$771	$1,691

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  27  –

MassMutual Premier Core Value Equity Fund

Investment Objectives

This Fund seeks to achieve long-term growth of capital and income.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund is managed by three Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted.

In selecting securities for purchase or sale by the Fund, OFI Institutional selects securities through a fundamental assessment of their individual merits. This is called a “bottom up approach.” OFI Institutional invests in both U.S. securities and up to 25% of the total assets of its portion of the Fund’s portfolio in foreign securities, including emerging market securities. OFI Institutional uses fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional generally may consider one or more of the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI Institutional may consider selling a stock for one or more of the following reasons:

•	The stock price has reached its target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

AllianceBernstein L.P. (“AllianceBernstein”), through the investment professionals of its Bernstein Value Equities unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify buying opportunities in the marketplace. AllianceBernstein will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. AllianceBernstein seeks to identify compelling buying opportunities created when companies are perceived to be undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in common stock of U.S. issuers. To control tracking error, AllianceBernstein typically holds securities that make up a large part of the Russell 1000® Value Index. If such securities are ranked toward the bottom of the universe, AllianceBernstein will generally underweight them relative to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index, the Russell 1000 Value Index, that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing its portion of the Fund’s portfolio. Babson Capital may engage in active and frequent trading of portfolio securities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These Risks are described beginning on page 76.

–  28  –

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was -2.32% for the quarter ended June 30, 2008 and the lowest quarterly return was -24.36% for the quarter ended December 31, 2008.

Average Annual Total Returns (1)

(for the periods ended December 31, 2008)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/20/07)
Return Before Taxes – Class S	-	39.70%	-	38.37%
Return After Taxes on Distributions – Class S	-	39.96%	-	38.63%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-	25.47%	-	32.58%
Return Before Taxes – Class Y	-	39.78%	-	38.45%
Return Before Taxes – Class L	-	39.89%	-	38.55%
Return Before Taxes – Class A+	-	43.49%	-	42.12%
Return Before Taxes – Class N+	-	40.77%	-	39.42%

Russell 1000 Value Index(2)	-	36.85%	-	36.85%	(3)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

(3) From 1/2/08

+ Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%		.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(3)	.71%		.81%		.96%		.96%		1.01%
Total Annual Fund Operating Expenses(4)	1.21%		1.31%		1.46%		1.71%		2.01%

Less Expense Reimbursement	(.60%	)	(.60%	)	(.63%	)	(.60%	)	(.60%	)
Net Fund Expenses(5)(6)	.61%		.71%		.83%		1.11%		1.41%

–  29  –

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$62	$325	$607	$1,413
Class Y	$73	$356	$661	$1,526
Class L	$85	$400	$738	$1,692
Class A	$682	$1,028	$1,397	$2,431
Class N	$247	$573	$1,028	$2,290

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$144	$573	$1,028	$2,290

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Other Expenses include Acquired Fund fees and expenses which represent approximate expenses to be borne indirectly by the Fund in its first fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(5)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed 0.60%, 0.70%, 0.82%, 1.10% and 1.40% for Classes S, Y, L, A and N, respectively. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(6)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  30  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Enhanced Index Value Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Value Index, the Fund’s benchmark index. As of January 31, 2009, the range of capitalization of companies included in the Russell 1000 Value Index was $8.51 million to $380.56 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark. The range of capitalizations included in the index will fluctuate as market prices increase or decrease or as the companies included in the index change. Babson Capital will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the index.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000 Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return was 16.52% for the quarter ended June 30, 2003 and the lowest was -21.87% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years		Since Inception (12/19/00)
Return Before Taxes – Class Y	-36.00%	-	0.74%		0.80%
Return After Taxes on Distributions – Class Y	-36.34%	-	1.79%	-	0.04%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	-22.97%	-	0.66%		0.57%
Return Before Taxes – Class S(2)	-35.90%	-	0.56%		0.92%
Return Before Taxes – Class L(2)	-36.10%	-	0.91%		0.64%
Return Before Taxes – Class A(2)	-39.87%	-	2.28%	-	0.16%
Return Before Taxes – Class N(2)	-37.06%	-	1.45%		0.08%

Russell 1000 Value Index(3)	-36.85%	-	0.79%	-	0.04%	(4)

–  32  –

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class S, Class L, Class A and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L, Class A and Class N shares to reflect Class L, Class A and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charge.

(3) The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

(4) From 1/2/01

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class Y and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%	.50%	.50%	.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%		.50%
Other Expenses	.10%	.20%	.35%	.35%		.41%
Acquired Fund Fees and Expenses(3)	.01%	.01%	.01%	.01%		.01%
Total Annual Fund Operating Expenses(4)(5)	.61%	.71%	.86%	1.11%		1.42%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$62	$195	$340	$762
Class Y	$73	$227	$395	$883
Class L	$88	$274	$477	$1,061
Class A	$682	$908	$1,151	$1,849
Class N	$248	$449	$776	$1,702

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$145	$449	$776	$1,702

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  33  –

MassMutual Premier Enhanced Index Core Equity Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the S&P 500 Index, the Fund’s benchmark index. As of January 31, 2009, the range of capitalization of companies included in the S&P 500 Index was $288.56 million to $380.56 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark. The range of capitalizations included in the index will fluctuate as market prices increase or decrease or as the companies included in the index change. Babson Capital will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the index.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in the active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the S&P 500 Index, which is an unmanaged, broad-based index of common stocks frequently used as a general measure of stock market performance.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by Babson Capital. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. For more information, please see additional disclosure in the Fund’s Statement of Additional Information, which is incorporated by reference into this Prospectus.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return was 14.86% for the quarter ended December 31, 1999 and June 30, 2003 and the lowest was -22.34% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes – Class Y	-38.39%	-2.56%	-2.52%
Return After Taxes on Distributions – Class Y	-38.67%	-2.79%	-3.62%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	-24.59%	-2.11%	-2.41%
Return Before Taxes – Class S(2)	-38.25%	-2.46%	-2.47%
Return Before Taxes – Class L(2)	-38.40%	-2.69%	-2.66%
Return Before Taxes – Class A(2)	-42.13%	-4.09%	-3.49%
Return Before Taxes – Class N(2)	-39.40%	-3.22%	-3.21%

S&P 500 Index(3)	-37.00%	-2.19%	-1.38%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund changed its investment objective, strategies and policies on December 18, 2000. The performance results shown above would not necessarily have been achieved had the Fund’s current objective, strategies and policies been in effect for the periods for which the performance results are presented.

–  34  –

(2) Performance for Class S, Class L, Class A and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L, Class A and Class N shares to reflect Class L, Class A and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charge.

(3) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class Y and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%		.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(3)	.26%		.31%		.46%		.46%		.51%
Total Annual Fund Operating Expenses(4)	.76%		.81%		.96%		1.21%		1.51%

Less Expense Reimbursement	(.16%	)	(.11%	)	(.11%	)	(.11%	)	(.10%	)
Net Fund Expenses(5)(6)	.60%		.70%		.85%		1.10%		1.41%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$61	$227	$407	$927
Class Y	$72	$248	$439	$991
Class L	$87	$295	$520	$1,168
Class A	$681	$927	$1,192	$1,947
Class N	$247	$467	$814	$1,793

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$144	$467	$814	$1,793

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(5)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed .59%, .69%, .84%, 1.09% and 1.40% for Classes S, Y, L, A and N, respectively. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(6)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  35  –

MassMutual Premier Main Street Fund

Investment Objective

The Fund seeks a high total return.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.

In selecting securities for purchase or sale for the Fund, the Fund’s Sub-Adviser, OFI Institutional, uses an investment process that uses multi-factor quantitative models to rank approximately 3,000 stocks on a daily basis. While the process may change over time or vary in particular cases, in general the selection process currently uses:

Multi-factor quantitative models: The Fund uses both “top down” and “bottom up” quantitative models.

•	The “top down” market capitalization model seeks to predict the future market direction of the capitalization environment. OFI Institutional divides the domestic equity market into several market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals, relative valuations and measures of investors’ risk tolerance.

•	The “bottom up” stock selection models seek to rank securities within each capitalization range in order of attractiveness. More than a hundred company-specific factors are analyzed in constructing the “bottom up” models, including valuation, profitability, quality, momentum, volatility and special effects. Different models may be used for each of the different market capitalization segments. These models incorporate both macro-economic variables and seasonal effects to attempt to predict the performance of the company-specific factors.

Portfolio Construction: The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The Fund aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Portfolio Turnover Risk.

These Risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 6.58% for the quarter ended December 31, 2006 and the lowest quarterly return was -22.19% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class S	-	38.62%	-5.99%
Return After Taxes on Distributions – Class S	-	38.80%	-7.15%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-	24.87%	-4.96%
Return Before Taxes – Class Y	-	38.72%	-6.19%
Return Before Taxes – Class L	-	38.85%	-6.26%
Return Before Taxes – Class A+	-	42.44%	-7.86%
Return Before Taxes – Class N+	-	39.75%	-6.78%

S&P 500 Index(2)	-	37.00%	-5.21%	(3)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  36  –

(3) From 1/3/05

+ Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S	Class Y	Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%	.65%	.65%		.65%		.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None		.25%		.50%
Other Expenses(3)	.17%	.22%	.37%		.37%		.42%
Total Annual Fund Operating Expenses(4)	.82%	.87%	1.02%		1.27%		1.57%

Less Expense Reimbursement	(.11%)	(.11%)	(.11%	)	(.11%)		(.11%)
Net Fund Expenses(5)(6)	.71%	.76%	.91%		1.16%		1.46%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$73	$251	$444	$1,003
Class Y	$78	$267	$471	$1,062
Class L	$93	$314	$553	$1,238
Class A	$686	$944	$1,222	$2,012
Class N	$252	$485	$845	$1,858

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$149	$485	$845	$1,858

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(5)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed .71%, .76%, .91%, 1.16% and 1.46% for Classes S, Y, L, A and N, respectively. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(6)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  37  –

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 8.90% for the quarter ended December 31, 2004 and the lowest was -22.22% for the quarter ended December 31, 2008.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2008)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years		Since 10/01/03
OFI Mutual Fund
Class S*	-	38.63%	-	2.94%	-	0.69%
Class Y*	-	38.66%	-	3.05%	-	0.81%
Class L*	-	38.76%	-	3.17%	-	0.93%
Class A*	-	42.43%	-	4.55%	-	2.29%
Class N*	-	40.10%	-	3.69%	-	1.46%

S&P 500 Index^	-	37.00%	-	2.19%		0.08%

*Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Main Street Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Reinganum has managed the OFI Fund since October 1, 2003 and Mr. Zavanelli and Mr. Zhou have each managed the Fund since June 30, 2008. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Fund.

^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  38  –

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MassMutual Premier Capital Appreciation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of “growth companies.” These may be newer companies or established companies of any capitalization range that the Fund’s Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), believes may appreciate in value over the long term.

OFI looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. OFI focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund’s portfolio among industries and market sectors. Currently, OFI seeks to identify:

•	companies in businesses with above-average growth potential,

•	companies with growth rates that OFI believes are sustainable over time, and

•	stocks with reasonable valuations relative to their perceived growth potential.

OFI may sell companies that it believes are no longer attractive based on the above criteria. The Fund currently does not expect to have more than 35% of its total assets invested in foreign securities, although it has the ability to invest in them without limit.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These Risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 7.15% for the quarter ended September 30, 2007 and the lowest quarterly return was -28.11% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class S	-45.75%	-8.56%
Return After Taxes on Distributions – Class S	-45.76%	-8.66%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-29.72%	-7.06%
Return Before Taxes – Class Y	-45.80%	-8.67%
Return Before Taxes – Class L	-45.87%	-8.79%
Return Before Taxes – Class A+	-49.06%	-10.23%
Return Before Taxes – Class N+	-46.69%	-9.23%

Russell 1000® Growth Index(2)	-38.44%	-5.71%	(3)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater

–  40  –

than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) From 1/3/05

+ Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%		.65%		.65%		.65%		.65%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.13%		.18%		.33%		.33%		.38%
Total Annual Fund Operating Expenses	.78%		.83%		.98%		1.23%		1.53%

Less Expense Reimbursement	(.07%	)	(.01%	)	(.01%	)	(.14%	)	(.07%	)
Net Fund Expenses(3)(4)	.71%		.82%		.97%		1.09%		1.46%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$73	$242	$426	$960
Class Y	$84	$264	$460	$1,024
Class L	$99	$311	$541	$1,200
Class A	$680	$930	$1,199	$1,966
Class N	$252	$477	$828	$1,818

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$149	$477	$828	$1,818

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed .71%, .82%, .97%, 1.09% and 1.46% for Classes S, Y, L, A and N, respectively. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  41  –

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Capital Appreciation Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 29.01% for the quarter ended December 31, 1999 and the lowest was -28.05% for the quarter ended December 31, 2008.

OFI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2008)

The table compares OFI’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years		Ten Years
OFI Mutual Fund
Class Y*	-	45.75%	-	5.64%	-	1.17%
Class L*	-	45.83%	-	5.77%	-	1.32%
Class A*	-	49.01%	-	6.99%	-	2.01%
Class N*	-	47.11%	-	6.20%	-	1.78%

Russell 1000 Growth Index^	-	38.44%	-	3.42%	-	4.27%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y, L, A and N share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The performance is of the Oppenheimer Capital Appreciation Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate OFI’s performance in managing such a portfolio. Mr. Baylin has managed or co-managed the OFI Fund since October 6, 2005. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Capital Appreciation Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Capital Appreciation Fund.

^ The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  42  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Enhanced Index Growth Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Growth Index, the Fund’s benchmark index. As of January 31, 2009, the range of capitalization of companies included in the Russell 1000 Growth Index was $37.19 million to $380.56 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark. The range of capitalizations included in the index will fluctuate as market prices increase or decrease or as the companies included in the index change. Babson Capital will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the index.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000 Growth Index, which is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return was 14.21% for the quarter ended June 30, 2003 and the lowest was -22.45% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Five Years		Since Inception (12/19/00)
Return Before Taxes – Class Y	-	38.71%	-	3.30%	-5.10%
Return After Taxes on Distributions – Class Y	-	38.83%	-	3.55%	-5.28%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	-	25.02%	-	2.79%	-4.22%
Return Before Taxes – Class S(2)	-	38.75%	-	3.32%	-5.08%
Return Before Taxes – Class L(2)	-	38.87%	-	3.48%	-5.23%
Return Before Taxes – Class A(2)	-	42.49%	-	4.81%	-3.12%
Return Before Taxes – Class N(2)	-	39.76%	-	3.98%	-5.77%

Russell 1000 Growth Index(3)	-	38.44%	-	3.42%	-5.70%	(4)

–  44  –

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class S, Class L, Class A and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L, Class A and Class N shares to reflect Class L, Class A and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charge.

(3) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

(4) From 1/2/01

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class Y and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%	.50%	.50%	.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%		.50%
Other Expenses	.08%	.13%	.28%	.28%		.33%
Acquired Fund Fees and Expenses(3)	.01%	.01%	.01%	.01%		.01%
Total Annual Fund Operating Expenses(4)(5)	.59%	.64%	.79%	1.04%		1.34%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$189	$329	$738
Class Y	$65	$205	$357	$798
Class L	$81	$252	$439	$978
Class A	$675	$887	$1,116	$1,773
Class N	$240	$425	$734	$1,613

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$136	$425	$734	$1,613

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  45  –

MassMutual Premier Discovery Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. This includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small-cap and mid-cap stocks in its portfolio and, while its focus is on stocks of U.S. companies, it may invest in stocks of small- and mid-cap foreign issuers as well, including developed countries and emerging markets. While the Fund has no limits on the percentage of its assets it can invest in foreign securities, normally it does not expect to invest substantial amounts of its assets in foreign securities and generally limits investments in emerging markets to not more than 5% of its total assets. The Fund emphasizes investment in equity securities of companies that the portfolio manager believes are undervalued in the marketplace.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, uses a “value” approach to investing. OFI Institutional searches for securities of companies it believes to be undervalued in the marketplace, in relation to factors such as a company’s book value, sales, earnings, growth potential and cash flows. OFI Institutional selects securities one at a time. This is called a “bottom up” approach, and OFI Institutional uses fundamental company analysis to focus on particular companies before considering industry trends. OFI Institutional generally may consider one or more of the following factors in assessing a company’s prospects:

•	favorable supply/demand conditions for key products,

•	development of new products or businesses,

•	quality of management,

•	competitive position in the marketplace, and

•	effective allocation of capital.

The Fund may sell securities that OFI Institutional believes no longer meet the above criteria.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was 10.94% for the quarter ended December 31, 2006 and the lowest quarterly return was -30.82% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/01/05)
Return Before Taxes – Class S	-49.69%	-11.88%
Return After Taxes on Distributions – Class S	-49.75%	-13.12%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-32.23%	-10.16%
Return Before Taxes – Class Y	-49.66%	-11.90%
Return Before Taxes – Class L	-49.72%	-12.03%
Return Before Taxes – Class A+	-52.79%	-13.96%
Return Before Taxes – Class N+	-50.50%	-12.52%

Russell Midcap® Value Index(2)	-38.44%	-9.44%
Russell 2500TM Value Index(3)	-31.99%	-8.63%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund’s investment objective, name and investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund.

–  46  –

(2) The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%		.80%		.80%		.80%		.80%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.16%		.26%		.41%		.41%		.56%
Acquired Fund Fees and Expenses(3)	.02%		.02%		.02%		.02%		.02%
Total Annual Fund Operating Expenses(4)	.98%		1.08%		1.23%		1.48%		1.88%

Less Expense Reimbursement	(.03%	)	(.06%	)	(.06%	)	(.06%	)	(.16%	)
Net Fund Expenses(5)(6)	.95%		1.02%		1.17%		1.42%		1.72%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$97	$309	$539	$1,199
Class Y	$104	$338	$590	$1,312
Class L	$119	$384	$670	$1,483
Class A	$711	$1,010	$1,331	$2,237
Class N	$278	$575	$1,001	$2,188

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$175	$575	$1,001	$2,188

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(5)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed .93%, 1.00%, 1.15%, 1.40% and 1.70% for Classes S, Y, L, A and N, respectively. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(6)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  47  –

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Discovery Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.25% for the quarter ended March 31, 2003 and the lowest was -31.12% for the quarter ended December 31, 2008.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2008)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Year		Since 11/01/01
OFI Mutual Fund
Class S*	-	49.84%	-	1.21%	4.73%
Class Y*	-	49.87%	-	1.27%	4.67%
Class L*	-	49.95%	-	1.40%	4.53%
Class A*	-	52.95%	-	2.78%	3.44%
Class N*	-	51.24%	-	1.89%	4.01%

Russell Midcap Value Index^	-	38.44%		0.33%	4.94%
Russell 2500 Value Index^^	-	31.99%	-	0.15%	5.58%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Small-& Mid- Cap Value Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio manager in managing such a portfolio. Mr. Damian has managed or co-managed the OFI Fund since October 10, 2001. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Discovery Value Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Discovery Value Fund.

^ The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  48  –

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MassMutual Premier Small Capitalization Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest substantially all (but no less than 80%) of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000® Value Index. The range of capitalization of companies included in the Russell 2000 Value Index will fluctuate as market prices increase or decrease. As of January 31, 2009, the range of capitalization of companies included in the Russell 2000 Value Index was $3.64 million to $3.33 billion. The Fund’s Sub-Adviser, OFI Institutional, will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Index.

In selecting securities for purchase or sale by the Fund, OFI Institutional follows an investment process that uses quantitative tools to analyze market dynamics and economic trends to help determine the allocation of the Fund’s investments over different asset classes. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the investment selection process includes the strategies described below:

•

In selecting stocks for the Fund, OFI Institutional uses a systematic and disciplined quantitative investment style and proprietary quantitative valuation techniques, which incorporate data derived from qualitative fundamental research, to identify stocks within the Russell 2000 Value Index that OFI Institutional considers to be temporarily undervalued by various measures. Individual stocks are selected for the Fund using a ranking process based on those valuation models.

•

OFI Institutional uses both quantitative and fundamental analytical tools, including internal research and reports by other market analysts, to identify stocks within the selected universe that it believes may provide growth opportunities (for example, by selecting stocks of issuers that have better earnings, cash flow, revenues and/or other favorable characteristics than analysts have expected). OFI Institutional seeks to choose stocks having prices that are relatively low in relation to what it considers to be the stocks’ real worth or future prospects, with the expectation that these stocks will increase in value when the market re-evaluates the issuers.

•	In seeking to reduce overall risk to the Fund, OFI Institutional seeks to diversify the Fund’s equity positions by allocating investments among industries within the Russell 2000 Value Index.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 18.28% for the quarter ended December 31, 2003 and the lowest was -27.81% for the quarter ended December 31, 2008.

–  50  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (12/19/00)
Return Before Taxes – Class S	-42.39%	-5.66%	0.88%
Return After Taxes on Distributions – Class S	-42.57%	-7.15%	-0.29%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-27.41%	-4.16%	1.03%
Return Before Taxes – Class Y(2)	-42.35%	-5.68%	0.85%
Return Before Taxes –Class L(2)	-42.34%	-5.76%	0.75%
Return Before Taxes –Class A(2)	-45.85%	-7.15%	-0.14%
Return Before Taxes – Class N(2)	-43.34%	-6.35%	0.16%

Russell 2000 Value Index(3)	-28.92%	0.27%	5.15%	(4)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class Y, Class L, Class A and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class Y, Class L, Class A and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charges.

(3) The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses and cannot be purchased directly by investors.

(4) From 1/2/01

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%	.70%	.70%	.70%		.70%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%		.50%
Other Expenses	.25%	.29%	1.82%	.44%		.48%
Total Annual Fund Operating Expenses(3)	.95%	.99%	2.52%	1.39%		1.68%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$97	$303	$525	$1,166
Class Y	$101	$315	$547	$1,213
Class L	$255	$785	$1,340	$2,856
Class A	$708	$990	$1,292	$2,148
Class N	$274	$530	$913	$1,987

–  51  –

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$171	$530	$913	$1,987

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  52  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Main Street Small Cap Fund

Investment Objective

The Fund seeks capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of small-capitalization (“small-cap”) U.S. companies that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of small-cap companies.

Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000® Index or the S&P SmallCap 600 Index – as of January 31, 2009, between $3.64 million and $3.46 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

In selecting securities for purchase or sale by the Fund, OFI Institutional uses an investment process that uses multi-factor quantitative models to rank approximately 3,000 stocks on a daily basis. While the process may change over time or vary in particular cases; in general the selection process currently uses:

Multi-factor quantitative models: The Fund uses both “top down” and “bottom up” quantitative models.

•

The “top down” market capitalization model seeks to predict the future market direction of the capitalization environment, OFI Institutional divides the domestic equity market into several market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals, relative valuations and measures of investors’ risk tolerance.

•

The “bottom up” stock selection models seek to rank securities within each capitalization range in order of attractiveness. More than a hundred company-specific factors are analyzed in constructing the “bottom up” models, including valuation, profitability, quality, momentum, volatility and special effects. Different models may be used for each of the different market capitalization segments. These models incorporate both macro-economic variables and seasonal effects to attempt to predict the performance of the company-specific factors.

Portfolio Construction: The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The Fund aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, and Portfolio Turnover Risk.

These Risks are described beginning on page 76.

–  54  –

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 5.54% for the quarter ended June 30, 2007 and the lowest quarterly return was -27.57% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (09/27/06)
Return Before Taxes – Class S	-38.41%	-17.00%
Return After Taxes on Distributions – Class S	-38.47%	-17.32%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-24.89%	-14.24%
Return Before Taxes – Class Y	-38.59%	-17.09%
Return Before Taxes – Class L	-38.57%	-17.19%
Return Before Taxes – Class A+	-42.27%	-19.57%
Return Before Taxes – Class N+	-39.49%	-17.63%

Russell 2000 Index(2)	-33.79%	-14.13%	(3)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) From 10/2/06

+ Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%		.58%		.58%		.58%		.58%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(3)	.27%		.36%		.52%		.52%		.57%
Total Annual Fund Operating Expenses(4)	.85%		.94%		1.10%		1.35%		1.65%

Less Expense Reimbursement	(.15%	)	(.15%	)	(.20%	)	(.20%	)	(.15%	)
Net Fund Expenses(5)(6)	.70%		.79%		.90%		1.15%		1.50%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

–  55  –

For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$72	$256	$457	$1,035
Class Y	$81	$285	$505	$1,141
Class L	$92	$330	$587	$1,322
Class A	$685	$959	$1,254	$2,089
Class N	$256	$506	$883	$1,942

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$153	$506	$883	$1,942
(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(5)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed .69%, .79%, .89%, 1.14% and 1.49% for Classes S, Y, L, A and N, respectively. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(6)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Small Cap Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 21.75% for the quarter ended June 30, 2003 and the lowest was -27.37% for the quarter ended December 31, 2008.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2008)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years		Since 8/2/99
OFI Mutual Fund
Class L*	-	38.13%	-	1.46%	6.88%
Class A*	-	41.83%	-	2.85%	5.96%
Class N*	-	39.51%	-	2.01%	6.28%

Russell 2000 Index^	-	33.79%	-	0.93%	2.55%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L, A and N share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The performance is of the

–  56  –

Oppenheimer Main Street Small Cap Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Zavanelli has managed the OFI Fund since August 2, 1999 and Mr. Reinganum has managed the OFI Fund since June 30, 2008. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Small Cap Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Small Cap Fund.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  57  –

MassMutual Premier Small Company Opportunities Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund’s Sub-Adviser to be realistically valued.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of small-capitalization (“small-cap”) U.S. companies that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Normally, the Fund invests at least 80% of its net assets in the securities of small-cap companies. Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index or the S&P SmallCap 600 Index – as of January 31, 2009, between $3.64 million and $3.46 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

In selecting securities for purchase or sale by the Fund, OFI Institutional uses an investment process that uses multi-factor quantitative models to rank approximately 3,000 stocks on a daily basis. While the process may change over time or vary in particular cases, in general the selection process currently uses:

Multi-factor quantitative models: The Fund uses both “top down” and “bottom up” quantitative models.

•	The “top down” market capitalization model seeks to predict the future market direction of the capitalization environment. OFI Institutional divides the domestic equity market into several market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals, relative valuations and measures of investors’ risk tolerance.

•	The “bottom up” stock selection models seek to rank securities within each capitalization range in order of attractiveness. More than a hundred company-specific factors are analyzed in constructing the “bottom up” models, including valuation, profitability, quality, momentum, volatility and special effects. Different models may be used for each of the different market capitalization segments. These models incorporate both macro-economic variables and seasonal effects to attempt to predict the performance of the company-specific factors.

Portfolio Construction: The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The Fund aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

–  58  –

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 22.08% for the quarter ended June 30, 2001 and the lowest was -27.32% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years		Ten Years
Return Before Taxes – Class A(2)	-41.85%	-	6.37%	5.11%
Return After Taxes on Distributions – Class A(2)	-41.85%	-	8.75%	2.94%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(2)	-27.20%	-	5.00%	4.13%
Return Before Taxes – Class S(2)	-37.98%	-	4.90%	5.93%
Return Before Taxes – Class Y(2)	-38.03%	-	4.97%	5.89%
Return Before Taxes – Class L(2)	-38.16%	-	5.07%	5.84%
Return Before Taxes – Class N(2)	-39.13%	-	5.58%	5.39%

Russell 2000 Index(3)	-33.79%	-	0.93%	3.02%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001. In addition, the Fund’s investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund. The performance results shown above would not necessarily have been achieved had the Fund’s current strategy been in effect for the periods for which performance results are presented.

(2) Performance for Class S, Class Y, Class L and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class A shares, adjusted for Class N shares to reflect Class N expenses, and for Class A and N to reflect any applicable sales charges.

(3) The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class A and after-tax returns for other classes will vary.

–  59  –

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%		.58%		.58%		.58%		.58%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(3)	.22%		.32%		.43%		.42%		.53%
Total Annual Fund Operating Expenses(4)	.80%		.90%		1.01%		1.25%		1.61%

Less Expense Reimbursement	(.11%	)	(.10%	)	(.11%	)	(.11%	)	(.11%	)
Net Fund Expenses(5)(6)	.69%		.80%		.90%		1.14%		1.50%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$70	$244	$433	$980
Class Y	$82	$277	$489	$1,099
Class L	$92	$311	$547	$1,226
Class A	$685	$939	$1,212	$1,990
Class N	$256	$497	$866	$1,902

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$153	$497	$866	$1,902

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(5)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed .69%, .79%, .89%, 1.14% and 1.49% for Classes S, Y, L, A and N, respectively. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(6)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  60  –

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MassMutual Premier Global Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Fund’s Sub-Adviser, OFI, looks primarily for foreign and U.S. companies with high growth potential. OFI generally uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. OFI also evaluates factors affecting particular industries, market trends and general economic conditions.

OFI considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. OFI generally focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	stocks of small-, medium- and large-cap growth-oriented companies worldwide,

•	companies that may benefit from global growth trends at attractive valuations,

•	companies with strong competitive positions and high demand for their products or services, and

•	cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, OFI considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, mass affluence and demographic changes.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk, Portfolio Turnover Risk, Special Situations Risk and Cyclical Opportunities Risk.

These Risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return for the Fund was 9.57% for the quarter ended September 30, 2005 and the lowest quarterly return was -22.19% for the quarter ended December 31, 2008.

–  62  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class S	-41.13%	-4.32%
Return After Taxes on Distributions – Class S	-41.50%	-4.90%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-25.93%	-3.36%
Return Before Taxes – Class Y	-41.21%	-4.46%
Return Before Taxes – Class L	-41.26%	-4.56%
Return Before Taxes – Class A+	-44.83%	-6.23%
Return Before Taxes – Class N+	-42.06%	-4.95%

MSCI World Index(2)	-40.71%	-3.99%	(3)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) From 1/3/05

+ Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%	.80%	.80%	.80%		.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%		.50%
Other Expenses(3)	.25%	.28%	.43%	.43%		.48%
Total Annual Fund Operating Expenses(4)	1.05%	1.08%	1.23%	1.48%		1.78%

Less Expense Reimbursement	(.16%)	(.05%)	(.09%)	(.05%)		(.26%)
Net Fund Expenses(5)(6)	.89%	1.03%	1.14%	1.43%		1.52%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$318	$564	$1,268
Class Y	$105	$339	$591	$1,313
Class L	$116	$381	$667	$1,481
Class A	$712	$1,011	$1,332	$2,238
Class N	$258	$535	$940	$2,073

–  63  –

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$155	$535	$940	$2,073

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(5)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed .89%, 1.03%, 1.14%, 1.43% and 1.52% for Classes S, Y, L, A and N, respectively. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(6)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Global Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 36.53% for the quarter ended December 31, 1999 and the lowest was -21.98% for the quarter ended December 31, 2008.

OFI Average Annual Returns for Similar Accounts*

(for the periods ended December 31, 2008)

The table compares OFI’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Ten Years
OFI Mutual Fund
Class S*	-	40.92%	0.12%		5.13%
Class Y*	-	41.00%	-0.01%		4.99%
Class L*	-	41.07%	-0.11%		4.89%
Class A*	-	44.62%	-1.55%		3.99%
Class N*	-	42.30%	-0.46%		4.52%

MSCI World Index^	-	40.71%	-0.51%	-	0.64%

*Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Global Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate OFI’s performance in managing such a portfolio. Mr. Bhaman has managed the OFI Fund since August 2, 2004. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Global Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Global Fund.

^The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  64  –

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MassMutual Premier International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its net assets invested in stocks traded primarily in foreign markets.

The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions such as Asia, Europe or Latin America. The Fund’s Sub-Adviser, OFI Institutional, generally emphasizes investments in common stocks of issuers that the portfolio manager considers to be “growth” companies. The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund generally invests a substantial portion of its assets in stocks of small- to mid-sized companies.

OFI Institutional evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for foreign companies with high growth potential using a “bottom up” investment approach, that is, by looking at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development, as well as its position in its industry.

In seeking diversification of the Fund’s portfolio, OFI Institutional currently focuses on the following factors, which may vary in particular cases and may change over time:

•	companies that enjoy a strong competitive position and high demand for their products or services;

•	companies with accelerating earnings growth and cash flow; and

•	diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.

OFI Institutional also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. OFI Institutional does not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. OFI Institutional monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.

The Fund may invest in securities convertible into common stock and other securities having equity features. The Fund may use derivatives for hedging purposes, to seek capital appreciation or to try to manage investment risks.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk, Portfolio Turnover Risk and Special Situations Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 39.46% for the quarter ended December 31, 1999 and the lowest was -29.46% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes – Class S	-43.13%	2.11%	2.45%
Return After Taxes on Distributions – Class S	-43.75%	1.78%	1.49%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-27.05%	1.94%	1.85%
Return Before Taxes – Class Y	-43.14%	2.09%	2.43%
Return Before Taxes – Class L(2)	-43.25%	1.94%	2.25%
Return Before Taxes – Class A(3)	-46.61%	0.48%	1.41%
Return Before Taxes – Class N(2)	-44.04%	1.39%	1.70%

MSCI EAFE Index(4)	-43.38%	1.66%	0.80%

–  66  –

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

(3) Performance for Class A shares of the Fund reflects any applicable sales charge.

(4) The Morgan Stanley Capital International, Inc. (MSCI) Europe, Australasia, Far East (EAFE) Index is a widely recognized, unmanaged index representative of equity securities in developed markets, excluding the U.S. and Canada. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%	.85%	.85%	.85%		.85%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%		.50%
Other Expenses(3)	.23%	.26%	.41%	.41%		.46%
Total Annual Fund Operating Expenses(4)(5)	1.08%	1.11%	1.26%	1.51%		1.81%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$110	$343	$595	$1,317
Class Y	$113	$353	$612	$1,352
Class L	$128	$400	$692	$1,523
Class A	$720	$1,025	$1,351	$2,273
Class N	$287	$569	$980	$2,127

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$184	$569	$980	$2,127

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  67  –

MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest a minimum of 90% of its net assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund normally will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund will normally invest no more than 10% of its net assets in options, warrants, convertible securities and fixed income securities.

The Fund generally will invest such that a country’s percentage weight or its currency weight within the Fund’s portfolio will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•	Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may invest up to 10% of its total assets in the equity securities of a single issuer. Under normal circumstances, the Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. Under normal circumstances, the Fund may hedge no more than 10% of its total assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring, defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies for hedging purposes or seek to add value through currency exposures independent of stock and benchmark considerations. Baring generally will not initiate sales of currencies in forward markets in excess of 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 76.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was 13.13% for the quarter ended December 31, 2006 and the lowest quarterly return was -22.10% for the quarter ended September 30, 2008.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/01/05)
Return Before Taxes – Class S	-	41.60%	-	2.12%
Return After Taxes on Distributions – Class S	-	41.59%	-	2.38%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-	26.78%	-	1.67%
Return Before Taxes – Class Y	-	41.68%	-	2.19%
Return Before Taxes – Class L	-	41.80%	-	2.34%
Return Before Taxes – Class A+	-	45.23%	-	4.41%
Return Before Taxes – Class N+	-	42.64%	-	2.87%

MSCI EAFE Index(2)	-	43.38%	-	5.78%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Morgan Stanley Capital International, Inc. (MSCI) Europe, Australasia, Far East (EAFE) Index is a widely recognized, unmanaged index representative of equity securities in developed markets, excluding the U.S. and Canada. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%	.90%	.90%	.90%	.90%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.22%	.32%	.47%	.47%	.62%
Acquired Fund Fees and Expenses(3)	.01%	.01%	.01%	.01%	.01%
Total Annual Fund Operating Expenses(4)(5)	1.13%	1.23%	1.38%	1.63%	2.03%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$115	$359	$622	$1,375
Class Y	$125	$390	$676	$1,489
Class L	$140	$437	$755	$1,657
Class A	$731	$1,060	$1,411	$2,397
Class N	$309	$637	$1,093	$2,358

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$206	$637	$1,093	$2,358

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

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(3)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.54% for the quarter ended June 30, 2003 and the lowest was -22.77% for the quarter ended September 30, 2008.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2008)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Since Inception (7/3/00)
Baring Composite
Class S*	-	40.57%	6.86%	0.77%
Class Y*	-	40.63%	6.82%	0.73%
Class L*	-	40.72%	6.68%	0.59%
Class A*	-	44.27%	5.20%	-0.34%
Class N*	-	42.12%	6.16%	0.05%

MSCI EAFE Index^	-	43.38%	1.66%	-1.40%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ The Morgan Stanley Capital International, Inc. (MSCI) Europe, Australasia, Far East (EAFE) Index is a widely recognized, unmanaged index representative of equity securities in developed markets, excluding the U.S. and Canada. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Premier Strategic Emerging Markets Fund

Investment Objective

The Fund seeks long-term capital growth.

Principal Investment Strategies and Risks

The Fund will normally invest at least 80% of its net assets in investments tied economically to emerging market countries. The Fund defines an emerging market country as one whose economy or markets are generally considered emerging or developing, and is not classified as a developed country according to MSCI Barra. The Fund considers an investment to be tied economically to an emerging market country if it is headquartered, trades on an exchange or has a substantial portion of its assets in or derives a substantial portion of its revenues from emerging market countries.

The Fund expects to invest in some or all of the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Fund’s Sub-Adviser, Baring, determines the universe of emerging market countries in which to invest, and this list may change from time to time based on Baring’s assessment of a country’s suitability for investment.

The Fund will invest primarily in equity investments, which include stocks, securities convertible into stocks, equity-based derivatives and other securities and instruments, including options, warrants and stock rights, whose values are based on stock prices. The Fund may use derivatives for both hedging and non-hedging purposes, including for purposes of enhancing returns.

The Fund may invest in preferred stock, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest in exchange traded funds.

The Fund will generally invest a substantial portion of its assets in large-cap companies. However, at times, the Fund may invest to a greater extent in small- to mid-cap companies, the share prices of which may be more volatile than those of large-cap companies. The Fund will generally emphasize investments in growth companies.

A significant majority of the investments made by the Fund may be denominated in currencies other than the U.S. dollar. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors. The Fund may, but will not necessarily, employ hedging techniques, including cross hedging, in order to hedge foreign currency exposure. The Fund may enter into foreign currency forward contracts, warrants or options. Baring generally expects to hedge less than 30% of the Fund’s absolute currency risk.

Baring employs a “growth at a reasonable price” investment philosophy that focuses on companies with unrecognized growth and earnings surprise. Baring’s investment process is driven by fundamental research and analysis of stocks, sectors and countries. Baring’s teams of company and policy analysts seek what they believe to be under-recognized growth companies that are expected to deliver positive earnings. This process focuses the insights from its global research platform into the portfolio. Baring believes in research specialization, the benefit of local presence and multiple sources of alpha. Stock analysts establish ratings for individual companies and a separate strategic team integrates these views in generating relative return projections for country and sectors. Proprietary research has led Baring to identify growth, liquidity, currency, management and valuation at both the country and company level as the key drivers of performance in emerging markets. The framework provides the backbone to research and decision making. Portfolio managers identify preferred weightings for countries based on country ratings, and identify preferred selection and weighting of the securities owned based on stock ratings. Sell decisions are generally made based on either one or a mix of conditions, including but not limited to: the stock meeting long-term price targets; the stock not meeting fundamental expectations; or the stock is no longer consistent with the view Baring has for the economic or investment cycle.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in the value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 78.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These Risks are described beginning on page 76.

–  72  –

Annual Performance

The Fund commenced operations on November 3, 2008 and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	1.05%		1.05%		1.05%		1.05%		1.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(3)	.54%		.64%		.79%		.79%		.84%
Acquired Fund Fees and Expenses(4)	.01%		.01%		.01%		.01%		.01%
Total Annual Fund Operating Expenses	1.60%		1.70%		1.85%		2.10%		2.40%

Less Expense Reimbursement	(.44%	)	(.44%	)	(.44%	)	(.44%	)	(.44%	)
Net Fund Expenses(5)(6)	1.16%		1.26%		1.41%		1.66%		1.96%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$118	$462
Class Y	$128	$493
Class L	$144	$539
Class A	$734	$1,155
Class N	$302	$707

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$199	$707

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Other expenses are based on estimated amounts for the first fiscal year of the Fund.

(4)	Acquired Fund fees and expenses represent approximate expenses to be borne indirectly by the Fund in its first fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(5)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2010, to the extent that Net Fund Expenses would otherwise exceed 1.15%, 1.25%, 1.40%, 1.65% and 1.95% for Classes S, Y, L, A and N, respectively. The Net Fund Expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(6)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  73  –

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Strategic Emerging Markets Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 27.62% for the quarter ended December 31, 2001 and the lowest was -25.91% for the quarter ended September 30, 2008.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2008)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Since Inception (7/1/99)
Baring Composite
Class S*	-	49.40%	9.37%	6.70%
Class Y*	-	49.45%	9.26%	6.59%
Class L*	-	49.53%	9.10%	6.44%
Class A*	-	52.56%	7.55%	5.52%
Class N*	-	50.82%	8.51%	5.86%

MSCI® EM Index^	-	53.33%	7.66%	5.70%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ Morgan Stanley Capital International Emerging Markets (MSCI® EM) Index is an unmanaged market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of emerging stock markets throughout the world and excludes certain market segments unavailable to U.S. based investors. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

Market risk is the general risk of unfavorable market-induced changes in the value of a security. A Fund is subject to market risk when it invests some or all of its assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a fixed, variable or floating interest rate over a predetermined period. Payments of principal or interest may be at fixed intervals, only at maturity or upon the occurrence of stated events or contingencies. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Fund will likely fall. If interest rates fall, most securities held by a Fund paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a Fund’s debt securities, weighted by the dollar amount of each payment. It is used to determine the sensitivity of the security’s value to changes in interest rates. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

The value of a debt security can also decline in response to changes in market, economic, industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally.

In the case of stocks and other equity securities (including preferred stock, warrants and convertible securities), market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities.

Funds that maintain substantial exposure to equities and do not attempt to time the market face the possibility that stock market prices in general will decline over short or even extended periods, subjecting these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by a Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. This is the risk that the issuer or the guarantor of a debt security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract or securities loan, will be, or will be perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, or that a debt security’s rating will be downgraded by a credit rating agency. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for Funds to the extent they invest in below investment grade securities. These debt securities and unrated securities of similar quality, which are commonly known as “junk

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

–  76  –

bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. A Fund that invests in foreign debt securities is also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. Management risk is the chance that poor security selection will cause a Fund to underperform relative to other funds with similar investment objectives. Each Fund’s Sub-Adviser manages the Fund according to traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Sub-Advisers may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. Each Fund’s Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result. Also, the timing of movements from one type of security to another could have a negative effect on the overall investment performance of a Fund. The performance of an investment in certain types of securities may depend more on a Sub-Adviser’s analysis than would be the case for other types of securities. For Funds with multiple Sub-Advisers, there is no guarantee that the Fund’s investment adviser will make the most advantageous allocation of a Fund’s portfolio between or among a Fund’s multiple sub-advisers.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on securities to be less than expected when purchased. The interest rate risk described above may be compounded for a Fund to the extent it invests to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. A Fund is also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell or to close out at favorable prices or times. The ability of a Fund to dispose of such illiquid securities at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold them. In addition, a Fund, by itself or together with other accounts managed by the Sub-Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. Investments in derivatives, structured assets such as mortgage-backed and asset-backed securities, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk.

•

Derivative Risk.  Derivatives are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies, credit exposures, currency exchange rates, commodities, related indexes or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of potential risks described in this prospectus, including market risk, credit risk, management risk, liquidity risk and leveraging risk. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument or index but also of the derivative itself, without the benefit of observing the

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performance of the derivative under all possible market conditions. (For example, successful use of a credit default swap may require, among other things, an understanding of both the credit of the company to which it relates and of the way the swap is likely to respond to changes in various market conditions and to factors specifically affecting the company.) The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile. When a Fund uses a derivative instrument, it could lose more than the principal amount invested. Since the values of derivatives are calculated and derived from the values of other assets, reference rates, or indexes, there is greater risk that derivatives will be improperly valued.

Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates or indexes they are designed to hedge or to track closely, and the risk that a derivative transaction may not have the effect the Fund’s investment adviser anticipated. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Use of derivatives may increase the amount of taxes payable by shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

•

Non-Diversification Risk.  Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of a single issuer will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The International Bond Fund and Strategic Emerging Markets Fund are actively managed non-diversified funds. Each Fund’s Sub-Adviser uses a strategy of limiting the number of issuers which the Fund will hold.

•	Foreign Investment Risk. Funds investing in foreign securities and instruments may experience more rapid and extreme changes in value than funds that invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. There may be less information publicly available about a foreign company than about a comparable domestic company, and many foreign companies are not subject to accounting, auditing, or financial reporting standards and practices comparable to those in the United States. Also, nationalization, expropriation or confiscatory taxation, foreign withholding or other taxes, restrictions or prohibitions on repatriation of foreign currencies, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. In addition, foreign brokerage commissions and other fees also are generally higher than in the United States.

Some Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs, which may be sponsored or unsponsored, represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs,

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GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. Some Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments to be consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging market countries may have higher relative rates of inflation than developed countries and may be more likely to experience political unrest and economic instability. Many emerging market countries have experienced substantial rates of inflation for many years, which may have adverse effects on the economies and the securities markets of those countries. Investments in emerging market countries could be subject to expropriation of assets, which could wipe out the entire value of a Fund’s investment in that market.

Emerging market debt securities are often rated below investment grade (often referred to as “junk bonds”), reflecting increased risk of issuer default or bankruptcy. Political and economic turmoil could raise the possibility that trading of securities will be halted. Emerging markets also may be concentrated towards particular industries. Countries heavily dependent on trade face additional threats from the imposition of trade barriers and other protectionist measures. Emerging market countries have a greater risk than developed countries of currency depreciation or devaluation relative to the U.S. dollar, which could adversely affect any investment made by a Fund. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions, making it harder for a Fund to buy and sell securities. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. A Fund may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller and Mid-Cap Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Such companies may have been recently organized and have little or no track record of success. Also, a Fund’s Sub-Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Although mid-cap companies are larger than smaller companies, they may have many of the same risks.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may

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fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. Funds that invest in growth companies are subject to the risk that the market may deem these companies’ stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value investment approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. A Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives, by entering into reverse repurchase agreements and by borrowing money to repurchase shares or to meet redemption requests. Certain derivatives have the potential for unlimited loss, regardless of the size of the investment. Leveraging may increase the assets on which the investment adviser’s fee is based.

•	Sector Allocation Risk. In allocating the Strategic Income Fund’s investments among the three principal sectors in which the Strategic Income Fund invests to seek to take advantage of the lack of correlation of the performance of these sectors, OFI Institutional’s expectations about the relative performance of those sectors may be inaccurate, and the Strategic Income Fund’s returns might be less than other funds using similar strategies.

•	Convertible Securities Risk. Because convertible securities can be converted into common stock, their value normally will vary in some proportion with those of the underlying common stock. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which a Fund invests, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

Lower rated fixed income securities involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower-rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than more highly-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower-rated fixed income securities to meet its ongoing obligations.

A Fund that invests in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default)

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may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

•	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth under the “Expense Information” tables but do have the effect of reducing a Fund’s investment return. Because short-term capital gains are distributed as ordinary income, this generally increases tax liability unless shares are held through a tax-deferred or exempt account. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

•	Special Situations Risk. Periodically, the Global Fund might use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer’s securities. The Global Fund’s investment might not produce the expected gains or could incur a loss for the portfolio.

•	Cyclical Opportunities Risk. The Global Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if OFI believes they have growth potential. The Global Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Global Fund’s share prices.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have non-Principal risks not identified in this chart.

Risk	Money Market Fund	Short- Duration Bond Fund	Inflation- Protected Bond Fund	Core Bond Fund	Diversified Bond Fund	Strategic Income Fund	High Yield Fund	International Bond Fund	Balanced Fund	Value Fund	Core Value Equity Fund	Enhanced Index Value Fund	Enhanced Index Core Equity Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk		X	X	X	X	X	X	X	X

Liquidity Risk			X	X	X	X	X	X	X	X	X	X	X

Derivative Risk		X	X	X	X	X	X	X	X	X	X	X	X

Non-Diversification Risk								X

Foreign Investment Risk		X	X	X	X	X	X	X	X	X	X

Emerging Markets Risk		X		X	X	X	X	X	X	X	X

Currency Risk		X	X	X	X	X	X	X	X	X	X

Smaller and Mid-Cap Company Risk										X	X

Growth Company Risk

Value Company Risk										X	X	X

Leveraging Risk		X	X	X	X	X	X	X	X	X	X	X	X

Sector Allocation Risk						X

Convertible Securities Risk		X		X	X		X		X	X	X

Lower-Rated Fixed Income Securities Risk		X		X	X	X	X	X	X

Preferred Stock Risk							X			X	X

Portfolio Turnover Risk							X			X	X	X	X

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Risk	Main Street Fund	Capital Appreciation Fund	Enhanced Index Growth Fund	Discovery Value Fund	Small Capitalization Value Fund	Main Street Small Cap Fund	Small Company Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund	Strategic Emerging Markets Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk

Liquidity Risk	X	X	X	X	X	X	X	X	X	X	X

Derivative Risk	X	X	X	X	X	X	X	X	X	X	X

Non-Diversification Risk											X

Foreign Investment Risk	X	X		X		X	X	X	X	X	X

Emerging Markets Risk								X	X		X

Currency Risk	X	X		X		X	X	X	X	X	X

Smaller and Mid-Cap Company Risk		X		X	X	X	X	X	X	X	X

Growth Company Risk		X	X			X	X	X	X	X	X

Value Company Risk				X	X	X	X

Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X

Convertible Securities Risk									X		X

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk									X		X

Portfolio Turnover Risk	X	X	X	X	X	X	X	X	X	X	X

Special Situations Risk								X	X

Cyclical Opportunities Risk								X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2008, MassMutual, together with its subsidiaries, had assets under management of approximately $363 billion.

In 2008, each Fund paid MassMutual an investment management fee based on a percentage of each Fund’s average daily net assets as follows: .35% for the Money Market Fund, .40% for the Short-Duration Bond Fund, .48% for the Inflation-Protected Bond Fund, .48% for the Core Bond Fund, .50% for the Diversified Bond Fund, .55% for the Strategic Income Fund, .50% for the High Yield Fund, .60% for the International Bond Fund, .48% for the Balanced Fund, .50% for the Value Fund, .50% for the Core Value Equity Fund, .50% for the Enhanced Index Value Fund, .50% for the Enhanced Index Core Equity Fund, .65% for the Main Street Fund, .65% for the Capital Appreciation Fund, .50% for the Enhanced Index Growth Fund, .80% for the Discovery Value Fund, .70% for the Small Capitalization Value Fund, .58% for the Main Street Small Cap Fund, .58% for the Small Company Opportunities Fund, .80% for the Global Fund, .85% for the International Equity Fund, .90% for the Focused International Fund and 1.05% for the Strategic Emerging Markets Fund.

A discussion regarding the basis for the board of trustees approving any investment advisory contract of the Funds is either available in the Funds’ semi-annual report to shareholders dated April 30, 2008 or will be available in the Funds’ semi-annual report to shareholders dated April 30, 2009.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee ranges for each share class of the Funds are .0144% to .1800% for Class S shares; .0644% to .2468% for Class Y shares; .2144% to .3968% for Class L and Class A shares; and .2644% to .4568% for Class N shares.

MassMutual Contracts with the following Sub-Advisers to help manage the Funds:

AllianceBernstein L.P. (“AllianceBernstein”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund. AllianceBernstein is a limited partnership, the majority ownership interests in which are held by its affiliates: AllianceBernstein Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2008, AllianceBernstein managed approximately $462 billion in assets.

John P. Mahedy

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Mahedy was named Chief Investment Officer for U.S. Value Equities in 2009, after serving as Co-CIO since 2003. Previously, he was the Director of Research for U.S. Value Equities, a position he held since 2001. Prior to that position, Mr. Mahedy was a Senior Research Analyst in Bernstein’s institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001 and the oil-services industry from 1988 to 1991. He also covered oil services at Morgan Stanley for three years in the early 1990s. Mr. Mahedy was ranked among the top-five oil analysts in the Reuters and Greenwich Associates polls in 1999 and 2000, and he was named to the Institutional Investor All-America Research Team in 1993, 1994 and 1995. Mr. Mahedy began his career as a senior auditor with Peat Marwick Main.

David Yuen

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Yuen was appointed Director of Research for U.S. Large-Cap Value in early 2008. Previously, he was Research Director, Emerging Markets Value, since August of 2002. Mr. Yuen joined Bernstein in 1998 as a Research Analyst covering the global retailing industry. He became Senior Research Analyst in 1999 and

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expanded coverage to include Textile & Apparel, Gaming & Lodging, and Consumer Appliances in addition to Retail. Prior to joining Bernstein, he was a Senior Vice President of The Coleman Company from 1994 to 1998. From 1997 to 1998, he was based in Hong Kong and responsible for the Asia Pacific region, with a particular focus on China. From 1994 to 1997, Mr. Yuen was responsible for Corporate Development and Strategy. From 1988 to 1994, he was a Consultant and subsequently Partner at WKI, a management consulting firm specializing in emerging markets strategies. Prior to that, Mr. Yuen was a consultant with Bain & Company.

Marilyn G. Fedak

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Ms. Fedak, a Chartered Financial Analyst, is the Vice Chair of Investment Services of AllianceBernstein and a member of the firm’s Executive Committee, a group of senior business leaders responsible for managing the firm, enacting key strategic initiatives and allocating resources. She also heads the firm’s Talent Development Team, a subset of the Executive Committee; is President of Sanford C. Bernstein Mutual Funds and a Director of SCB Inc. Ms. Fedak joined Sanford C. Bernstein & Co., Inc (a predecessor company of AllianceBernstein) in 1984 as a Senior Portfolio Manager. She was Chief Investment Officer for U.S. Large-Cap Value Equities from 1993 to 2003. In 2003, Ms. Fedak became the head of Bernstein Global Value Equities and named John Mahedy, the Director of Research for U.S. Large-Cap Value Equities, as her Co-CIO for U.S. Large-Cap Value Equities. In early 2009, she transitioned out of both roles, having been named Vice Chair of Investment Services. Prior to joining Bernstein, Ms. Fedak was a Portfolio Manager and Research Analyst at Morgan Guaranty Trust Company from 1972 to 1983.

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Enhanced Index Value Fund, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund and a portion of the portfolio of the Core Value Equity Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of December 31, 2008 of more than $98 billion.

William M. Awad III

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Awad is a Chartered Financial Analyst with over 20 years of industry experience. Prior to joining Babson Capital in 2001, Mr. Awad was Senior Vice President and Fixed Income Portfolio Manager, and Vice President and Head of Fixed Income Trading at Fleet Investment Advisors.

Chris C. Cao

is a member of Babson Capital’s Quantitative Management Equity Team. Mr. Cao shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund with Mr. Farrell. Mr. Cao, a Chartered Financial Analyst, has over 10 years of industry experience. Prior to joining Babson Capital in 2001, Mr. Cao was employed by Aeltus Investment Management and more recently at INVESCO.

Ronald E. Desautels

is a member of Babson Capital’s Fixed Income Team and shares principal responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Nagle. Mr. Desautels has managed these Funds since inception. Mr. Desautels is a Chartered Financial Analyst and has over 31 years of experience. Prior to joining Babson Capital in 1985, Mr. Desautels served as an Assistant Investment Officer at Travelers Insurance Company.

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Michael F. Farrell

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund with Mr. Cao. He is also responsible for the asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson Capital, has over 21 years of experience and was recognized as one of the nations top 100 mutual fund managers by Barron’s in 2007 and 2006. Prior to joining Babson Capital in 2000, Mr. Farrell worked as an economist and quantitative portfolio manager at Aeltus Investment Management.

Jill A. Fields

is principally responsible for the day-to-day management of the High Yield Fund and the high yield segment of the Diversified Bond Fund. Ms. Fields, a Managing Director, joined Babson Capital in 1997. Prior to that, Ms. Fields was Director of Corporate Bond Research at The Hartford Life Insurance Group, where she was responsible for investment research, trading approval and credit risk management.

Mary Wilson Kibbe

is the Head of the Fixed Income Team and principally responsible for the management of all public fixed income trading for Babson Capital. Ms. Kibbe is also responsible for the oversight and management of the firm’s relative return strategies. Ms. Kibbe oversees the day-to-day management of the Money Market Fund, and the Money Market Segment of the Balanced Fund. Ms. Kibbe also oversees the day-to-day management of the Short-Duration Bond Fund, the Inflation-Protected bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Ms. Kibbe, a Managing Director of Babson Capital, has over 33 years of industry experience and has been associated with MassMutual since 1982.

David L. Nagle

is a member of Babson Capital’s Fixed Income Team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Nagle shares principle responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Desautels. Mr. Nagle, a Chartered Financial Analyst, joined Babson Capital in 1986 has over 23 years of experience.

Charles S. Sanford

is a member of Babson Capital’s Fixed Income Team primarily responsible for the day-to-day management of the Short Duration Bond Fund, the Core bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Sanford has over 15 years of industry experience and, prior to joining Babson Capital in 2004, was employed by Booz, Allen and Hamilton and BellSouth.

Douglas M. Trevallion, II

is a member of Babson Capital’s Fixed Income Team primarily responsible for the day-to-day management of the Short Duration Bond Fund, the Inflation-Protected Bond Fund, the Core bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Trevallion, a Chartered Financial Analyst, has over 19 years of industry experience. Prior to joining Babson Capital in 2000, Mr. Trevallion was employed at MassMutual.

Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the International Bond Fund, Focused International Fund and Strategic Emerging Markets Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of December 31, 2008 the BAM Group managed approximately US$33 billion on behalf of clients located around the world.

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Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group — a team of five senior investors who represent the diverse skills required to construct EAFE portfolios. One of these five team members holds primary responsibility for this Fund:

David Bertocchi, CFA

is a manager of international equity portfolios. He is a past member of Barings European and UK equity teams. Mr. Bertocchi was appointed Divisional Director in 2004. He joined Baring Asset Management in 2000.

Dagmar Dvorak, CFA

is a portfolio manager of the International Bond Fund. Ms. Dvorak is a member of the Global Government High Alpha and Global Aggregate Portfolio Construction Groups and is responsible for the management of global bond and currency mandates and has research responsibilities for Scandinavian markets. She joined Baring Asset Management in 2007. Previously, Ms. Dvorak worked for Barclays where she was responsible for constructing fixed income model portfolios, and Deutsche Bank where she was responsible for the management of global bond portfolios. She started her career in Austria within the institutional investment management at Raiffeisen.

Harjeet Heer

is a portfolio manager of the International Bond Fund. Mr. Heer is the Head of the Global Aggregate Product and is responsible for managing and researching Government and Corporate bonds, as well as currencies. He joined Baring Asset Management as a Director in 2008. Previously, Mr. Heer worked for Credit Suisse Asset Management (“CSAM”) for twenty-two years. At CSAM, Mr. Heer managed Global Bond portfolios, was a member of the Global Interest Rate Group and Global Currency Committee and held the role of COO for Fixed Income in London.

James Syme, CFA

is a portfolio manager of the Strategic Emerging Markets Fund. Mr. Syme is the Head of Baring Asset Management’s Global Emerging Markets Equities Team, which covers 28 countries on 4 continents. He joined Baring Asset Management in October 2006 from SG Asset Management in London, where he spent a total of nine years and was Head of Global Emerging Markets Team for three years. Before joining SG Asset Management, Mr. Syme spent three years at Henderson Investors as an emerging markets portfolio manager.

Paul Wimborne

is a portfolio manager of the Strategic Emerging Markets Fund. Mr. Wimborne joined Baring Asset Management in October 2006 from Insight Investments where he ran the AA rated Global Emerging Markets Fund for over three years before the fund was closed and was responsible for stock selection and portfolio construction for the Asian Equity portfolios. Prior to Insight Investments, Mr. Wimborne worked in the Global Equities team at Rothschild Asset Management where he mainly covered the Latin American region, helping to manage the Latin American Funds.

OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281, manages the investments of the Capital Appreciation Fund and Global Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2008, OFI managed assets of approximately $144 billion.

Marc L. Baylin

is the portfolio manager of the Capital Appreciation Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI. Prior to joining OFI in September 2005, he was a Managing Director and lead Portfolio Manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

Rajeev Bhaman

is the portfolio manager of the Global Fund. Mr. Bhaman, a Chartered Financial Analyst, has been a Senior Vice President of OFI since August 2004 and was previously a Vice President of OFI from January 1997 to July 2004.

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OFI Institutional Asset Management, Inc. (“OFI Institutional”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281, manages the investments of the Strategic Income Fund, Value Fund, Main Street Fund, Discovery Value Fund, Small Capitalization Value Fund, Main Street Small Cap Fund, Small Company Opportunities Fund, International Equity Fund and a portion of the portfolio of the Core Value Equity Fund. OFI Institutional is a wholly owned subsidiary of OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual. As of December 31, 2008, OFI Institutional had approximately $7 billion in assets under management.

John Damian

is the portfolio manager of the Discovery Value Fund and a co-portfolio manager of the Value Fund and a portion of the Core Value Equity Fund. Mr. Damian is a Vice President of OFI Institutional, which he joined in July 2006. Mr. Damian has been a Vice President and Portfolio Manager of OFI since 2001. Previously, he was a Senior Analyst/Director for Citigroup Asset Management since 1999 and prior to that was a Senior Research Analyst for Pzena Investment Management from 1997 to 1999.

George R. Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Senior Vice President of OFI Institutional, which he joined in February 2007. Mr. Evans is a Senior Vice President and Portfolio Manager of OFI, which he joined in 1990. Prior to joining OFI, he was a Securities Analyst and Portfolio Manager at Brown Brothers Harriman & Company.

Marc R. Reinganum

is a co-portfolio manager of the Main Street Fund, the Main Street Small Cap Fund and the Small Company Opportunities Fund. Dr. Reinganum is a Vice President of OFI Institutional, which he joined in February 2007. Dr. Reinganum is a Vice President and the Director of Quantitative Research of OFI, which he joined in September 2002. Previously, he was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University from 1995 to 2002. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and a member of the Board of Trustees Investment Committee.

David Schmidt

is the portfolio manager of the Small Capitalization Value Fund. Mr. Schmidt, a Chartered Financial Analyst, oversees the quantitative equity investment process and is responsible for the ongoing analysis of OFI Institutional’s quantitative models. Mr. Schmidt first joined Trinity Investment Management Corporation, a wholly-owned subsidiary of OFI Institutional (now the Quantitative Equity group of OFI Institutional), in 1988 as a Systems Analyst. After a leave to run a consulting business, he rejoined the firm in 1994 and assumed his current responsibilities in 1999.

Arthur P. Steinmetz

is the portfolio manager of the Strategic Income Fund. Mr. Steinmetz is a Senior Vice President of OFI Institutional, which he joined in June 2006. Mr. Steinmetz is a Senior Vice President and the Director of Fixed Income of OFI, which he joined in 1986. Previously, he was an Analyst with PaineWebber where his responsibilities dealt with derivative securities.

Mitch Williams

is a co-portfolio manager of the Value Fund and a portion of the Core Value Equity Fund. Mr. Williams, a Chartered Financial Analyst, has been a Vice President of OFI Institutional since July 2004. Mr. Williams has been a Vice President of OFI since July 2006 and was a Senior Research Analyst of OFI since April 2002. Previously, he was a Research Analyst for Evergreen Funds from 2000 to 2002 and a Senior Research Associate with Credit Suisse First Boston from 1999 to 2000.

Mark Zavanelli

is a co-portfolio manager of the Main Street Fund, the Main Street Small Cap Fund and the Small Company Opportunities Fund. Mr. Zavanelli, a Chartered Financial Analyst, is a Vice President of OFI

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Institutional, which he joined in June 2006. Mr. Zavanelli is a Vice President of OFI, which he joined in May 1998. Previously, he served as President of Waterside Capital Management, a registered investment adviser, from August 1995 through April 1998.

Wentong Alex Zhou, CFA

is a co-portfolio manager of the Main Street Fund. Dr. Zhou, a Chartered Financial Analyst, is an Assistant Vice President of OFI Institutional, which he joined in July 2008. Dr. Zhou has been an Assistant Vice President of OFI since 2001 and a Portfolio Manager of OFI since January 2007. Previously, he was a Senior Quantitative Analyst of OFI since June 1999.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when, for example, its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, the shareholders of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the International Bond Fund, the Balanced Fund, the Core Value Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Discovery Value Fund, the Main Street Small Cap Fund, the Global Fund, the International Equity Fund, the Focused International Fund and the Strategic Emerging Markets Fund have previously approved this arrangement.

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About the Classes of Shares – Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus. Investors may receive different levels of service in connection with investments in different classes of shares and intermediaries may receive different levels of compensation in connection with each share class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a Rule 12b-1 Plan will bear the expense of the payments that would be made pursuant to that Rule 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that Rule 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts.

Each Class of shares of the Funds may also be purchased by the following Eligible Purchasers:

•	Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 as amended (the “Code”), Code Section 403(b) plans, Code Section 457 plans and non-qualified deferred compensation plans, where plan assets of the employer generally exceed or are expected to exceed $50 million for Class S shares, $5 million for Class Y shares and $1 million for Class L shares.

Class S shares may also be purchased by:

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $50 million.

Additionally, shareholders of the Core Bond Fund and the Small Capitalization Value Fund who held shares of those Funds prior to October 31, 2004 may purchase Class S shares of the Core Bond Fund and the Small Capitalization Value Fund, respectively.

Class Y shares may also be purchased by:

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $5 million.

Additionally, shareholders of the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund and the High Yield Fund who held shares of those Funds prior to October 31, 2004 may purchase Class Y shares of the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund and the High Yield Fund, respectively.

Class L shares may also be purchased by:

•	Other institutional investors with assets generally in excess of $1 million.

Additionally, shareholders of the Value Fund who held shares of that Fund prior to October 31, 2004 may purchase Class L shares of the Value Fund.

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Class A and Class N shares may also be purchased by:

•	Individual retirement accounts described in Code Section 408;

•	Voluntary employees’ beneficiary associations described in Code Section 501(c)(9); and

•	Other institutional investors.

Additionally, shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004 may purchase Class A shares of the Small Company Opportunities Fund.

Additional Information.

An institutional investor or plan may be permitted to purchase shares of a class even if the institutional investor or plan does not meet the minimum investment amounts set forth above, if MML Distributors, LLC (the “Distributor”) or MassMutual, as applicable, determines that the expected size (over time), servicing needs, or distribution or servicing costs for the institutional investor or plan are comparable to those of institutional investors or plans eligible to purchase shares of that class.

Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase shares. Class L shares are generally sold in connection with the use of an intermediary performing third party administration and/or other shareholder services. There is no minimum plan or institutional investor size to purchase Class A or Class N shares.

Class A and Class N shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

Shareholder and Distribution Fees.  Class S, Y and L shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor’s money is invested in the Fund or Funds of its choice. Class S, Y and L shares do not have deferred sales charges or any Rule 12b-1 fees.

Distribution and Service (Rule 12b-1) Fees.  Class A shares are sold at net asset value per share plus an initial sales charge. Class N shares are sold at net asset value per share without an initial sales charge. Therefore, for Class N shares, 100% of your money is invested in the Fund or Funds of your choice. The Funds have adopted Rule 12b-1 Plans for Class A and Class N shares of the Funds.

Under the Class A Rule 12b-1 Plans, each Fund is permitted to pay distribution and service fees at the annual rate of .25%, in the aggregate, of that Fund’s average daily net assets attributable to Class A shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class A shares and for related expenses. Service fees may be paid to brokers or other financial intermediaries for providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts and for related expenses. Compensation under the Class A Rule 12b-1 Plans for service fees will be paid to MassMutual, through the Distributor, and compensation under the Plans for distribution fees will be paid to the Distributor. MassMutual and the Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to the brokers or other intermediaries. MassMutual may pay any Class A Rule 12b-1 service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual will pay the service fees on a quarterly basis.

Under the Class N Rule 12b-1 Plans, each Fund pays the Distributor an annual distribution fee of .25%. Each Fund also pays .25% in service fees to MassMutual each year under the Class N Rule 12b-1 Plans. MassMutual will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing personal services to Class N shareholders and/or maintaining Class N shareholder accounts and for related expenses. MassMutual may pay the .25% service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis. The Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class N shares and for related expenses.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase

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the costs of your investment in the Class A and Class N shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class N, Class A and Class L shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class N and Class A shares, including any advance of Rule 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class S, Class Y, Class L, Class A or Class N shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class S, Class Y, Class L, Class A or Class N shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class S, Class Y or Class L shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Compensation paid by the Funds to brokers or other intermediaries for providing services on account of Class A or Class N shares is described above under “Distribution and Service (Rule 12b-1) Fees”. Annual compensation paid on account of Class S, Class Y, Class L, Class A or Class N shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that relate to the sale of the Funds or certain of MassMutual’s variable annuity contracts for which the Funds are underlying investment options.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•

Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms or with other marketing or administrative services; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts or the Funds, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received in good form by the transfer agent, MassMutual or another intermediary authorized for this purpose. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order (generally within one business day) and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received in good form. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the International Bond Fund, Global Fund, International Equity Fund, Focused International Fund or Strategic Emerging Markets Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into any Fund (except the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund, High Yield Fund and International Bond Fund) will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 60 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchange purchases, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds do not accommodate excessive trading and/or market timing activity. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at

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the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account- related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will place trades by telephone or in writing directly with State Street Bank and Trust Company (“State Street”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to State Street. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone are able to do so through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to State Street. Transaction orders placed in writing should be addressed to State Street Bank and Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•	A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•	The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•	The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to State Street.

Initial Sales Charges

Class A shares are sold at their offering price, which is normally NAV plus an initial sales charge. However, in some cases, as described below, purchases are not subject to an initial sales charge, and the offering price will be the NAV. In other cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire sales charge as a concession to

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dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

Front-End Sales Charge (As a Percentage of Offering Price) /
Front-End Sales Charge (As a Percentage of Net Amount
Invested) / Concession (As a Percentage of Offering Price) for
Different Purchase Amounts:
Price Breakpoints	General Equity	General Taxable Bond	Shorter- Term Bond
Less than $25,000	5.75%/ 6.10%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%
$25,000- $49,999	5.50%/ 5.82%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%
$50,000- $99,999	4.75%/ 4.99%/ 4.00%	4.50%/ 4.71%/ 3.75%	3.50%/ 3.63%/ 3.00%
$100,000-$249,999	3.75%/ 3.90%/ 3.00%	3.50%/ 3.63%/ 2.75%	3.00%/ 3.09%/ 2.50%
$250,000-$499,999	2.50%/ 2.56%/ 2.00%	2.00%/ 2.04%/ 2.25%	2.50%/ 2.56%/ 2.00%
$500,000-$999,999	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.50%
$1,000,000 or more	None/ None/ 1.00%	None/ None/ 1.00%	None/ None/ .50%

A reduced sales charge may be obtained for Class A shares under the Funds’ “Rights of Accumulation” because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.

To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you can add together:

•	Current purchases of Class A shares of more than one Fund subject to an initial sales charge to reduce the sales charge rate that applies to current purchases of Class A shares; and

•	Class A shares of Funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in the previously purchased Funds.

The Distributor will add the value, at current offering price, of the Class A shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request the reduced sales charge when you buy Class A shares and inform your broker-dealer or other financial intermediary of Class A shares of any other Funds that you own. Information regarding reduced sales charges can be found on the MassMutual website at http:// www.massmutual.com/retire.

There is an initial sales charge on the purchase of Class A shares of each of the MassMutual Premier Funds except the Money Market Fund.

Contingent Deferred Sales Charges

There is no initial sales charge on purchases of Class A shares of any one or more of the Funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 1.0%, or .50% of purchases of $1 million or more, as shown in the above table. The concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request).

If Class N shares are redeemed within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request). The Class N contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Funds in connection with the sale of Class N shares.

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All contingent deferred sales charges will be based on the lesser of the NAV of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

•	the amount of your account value represented by an increase in net asset value over the initial purchase price,

•	shares purchased by the reinvestment of dividends or capital gains distributions, or

•	shares redeemed in the special circumstances described below.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains distributions, and

2.	shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.

Waivers of Class A Initial Sales Charges

The Class A sales charges will be waived for shares purchased in the following types of transactions:

•	Purchases into insurance company separate investment accounts.

•	Purchases into Retirement Plans or other employee benefit plans.

•	Purchases of Class A shares aggregating $1 million or more of any one or more of the Funds.

•	Purchases into accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Purchases into accounts for which no sales concession is paid to any broker-dealer or other financial intermediary at the time of sale.

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

•	Shares sold to a portfolio manager of the Fund.

•	Class A shares of the Small Company Opportunities Fund sold to shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004.

Waivers of Class A and Class N Contingent Deferred Sales Charges

The Class A and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.	Waivers for Redemptions in Certain Cases.

The Class A and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

•	Redemptions from Retirement Plans or other employee benefit plans.

•	Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

[1]

The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

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•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

•	Redemptions of Class A and Class N shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Code.

•	Redemptions of Class A shares of the Small Company Opportunities Fund by shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004.

B.	Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class A and Class N shares sold or issued in the following cases:

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

•	Shares sold to a present or former portfolio manager of the Fund.

Determining Net Asset Value

The Trust calculates the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used by the Trust’s Valuation Committee when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gains that are distributed in a timely manner to its shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. In addition, a Fund that fails to distribute at least 98% of its ordinary income for a calendar year plus 98% of its capital gain net income recognized during the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) generally will be subject to a 4% excise tax on the undistributed amount.

–  97  –

Certain investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities invested in shares of a Fund.

Investors are generally subject to Federal income taxes on distributions received in respect of their shares. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than by how long the shareholder held the shares. Distributions of a Fund’s ordinary income and short-term capital gains (i.e., gains from capital assets held for one year or less) are taxable to a shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from the sale of capital assets held by a Fund for more than one year) are taxable as long-term capital gains in the hands of an investor whether distributed in cash or additional shares. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding period and other requirements are met at both the shareholder and Fund level. Fixed income funds generally do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2011.

The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long- term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid by the shareholder for his or her shares.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder. For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend

–  98  –

payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from an exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends received with respect to such shares.

A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the International Bond Fund, the Global Fund, the International Equity Fund, the Focused International Fund and the Strategic Emerging Markets Fund, however, generally will not be entitled to claim a credit or deduction with respect to such foreign taxes. Each of the International Bond Fund, the Global Fund, the International Equity Fund, the Focused International Fund and the Strategic Emerging Markets Fund may be able to elect to “pass through” to its shareholders foreign income taxes that it pays, in which case a shareholder must include its share of those taxes in gross income as a distribution from the Fund and the shareholder will be allowed to claim a credit (or a deduction, if the shareholder itemizes deductions) for such amounts on its federal tax return subject to certain limitations.

In addition, a Fund’s investments in foreign securities (including fixed income securities and derivatives) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount, or character of the Fund’s distributions.

In general, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “United States person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of a Fund beginning before January 1, 2010, a Fund generally is not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. The Funds do not intend to make such dividend designations. Capital gain dividends generally will not be subject to withholding.

The discussion above is very general. Shareholders should consult their tax advisers for more information about the effect that an investment in a Fund could have on their own tax situations, including possible state, local and foreign taxes. Also, as noted above, this discussion does not apply to Fund shares held through tax-exempt retirement plans.

–  99  –

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). The Strategic Emerging Markets Fund commenced operations on November 3, 2008 and does not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MASSMUTUAL PREMIER MONEY MARKET FUND

	Class A
	Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.04	***	0.04	***	0.02	***	0.00	***†	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.00	)†	-		-		-		0.00	†	0.00	†

Total income (loss) from investment operations	0.02		0.04		0.04		0.02		0.00		0.00

Less distributions to shareholders:
From net investment income	(0.02)		(0.04)		(0.04)		(0.02)		(0.00	)†	(0.00	)†
From net realized gains	-		-		-		-		(0.00	)†	(0.00	)†
Tax return of capital	(0.00	)†	-		-		-		-		-

Total distributions	(0.02)		(0.04)		(0.04)		(0.02)		(0.00)		(0.00)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return^	2.33%		4.59%		4.09%		2.09%		0.28%	**	0.20%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$291,735		$281,270		$187,991		$90,342		$82,439		$78,968
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%		0.96%		0.98%		0.95%		0.98%	*	0.95%
After expense waiver	0.78%	#	0.77%	#	0.77%	#	0.77%	#	0.86%	*#	0.94%	#
Net investment income (loss) to average daily net assets	2.30%		4.50%		4.11%		2.07%		0.34%	*	0.21%
	Class L
	Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.05	***	0.04	***	0.02	***	0.00	***†	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.00	)†	-		-		-		0.00	†	0.00	†

Total income (loss) from investment operations	0.03		0.05		0.04		0.02		0.00		0.00

Less distributions to shareholders:
From net investment income	(0.03)		(0.05)		(0.04)		(0.02)		(0.00	)†	(0.00	)†
From net realized gains	-		-		-		-		(0.00	)†	(0.00	)†
Tax return of capital	(0.00	)†	-		-		-		-		-

Total distributions	(0.03)		(0.05)		(0.04)		(0.02)		(0.00)		(0.00)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return^	2.57%		4.84%		4.35%		2.34%		0.47%	**	0.44%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$112,777		$84,967		$81,734		$63,462		$61,345		$55,400
Ratio of expenses to average daily net assets:
Before expense waiver	0.73%		0.71%		0.73%		0.70%		0.74%	*	0.70%
After expense waiver	0.55%	#	0.52%	#	0.52%	#	0.52%	#	0.63%	*#	N/A
Net investment income (loss) to average daily net assets	2.47%		4.74%		4.32%		2.32%		0.56%	*	0.44%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  100  –

MASSMUTUAL PREMIER MONEY MARKET FUND

	Class Y
	Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.05	***	0.04	***	0.02	***	0.01	***	0.01	***
Net realized and unrealized gain (loss) on investments	(0.00	)†	-		-		-		0.00	†	0.00	†

Total income (loss) from investment operations	0.03		0.05		0.04		0.02		0.01		0.01

Less distributions to shareholders:
From net investment income	(0.03)		(0.05)		(0.04)		(0.02)		(0.01)		(0.01)
From net realized gains	-		-		-		-		(0.00	)†	(0.00	)†
Tax return of capital	(0.00	)†	-		-		-		-		-

Total distributions	(0.03)		(0.05)		(0.04)		(0.02)		(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return^	2.54%		4.81%		4.32%		2.31%		0.51%	**	0.59%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$231,584		$213,690		$111,314		$76,384		$123,384		$90,362
Ratio of expenses to average daily net assets:
Before expense waiver	0.58%		0.56%		0.58%		0.55%		0.59%	*	0.55%
After expense waiver	0.58%	#	0.55%	#	0.55%	#	0.55%	#	N/A		N/A
Net investment income (loss) to average daily net assets	2.47%		4.71%		4.31%		2.20%		0.64%	*	0.59%

	Class S
	Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.05	***	0.04	***	0.02	***	0.01	***	0.01	***
Net realized and unrealized gain (loss) on investments	(0.00	)†	-		-		-		0.00	†	0.00	†

Total income (loss) from investment operations	0.03		0.05		0.04		0.02		0.01		0.01

Less distributions to shareholders:
From net investment income	(0.03)		(0.05)		(0.04)		(0.02)		(0.01)		(0.01)
From net realized gains	-		-		-		-		(0.00	)†	(0.00	)†
Tax return of capital	(0.00	)†	-		-		-		-		-

Total distributions	(0.03)		(0.05)		(0.04)		(0.02)		(0.01)		(0.01)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return^	2.64%		4.92%		4.42%		2.42%		0.59%	**	0.69%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$323,136		$258,751		$249,221		$214,152		$255,835		$269,275
Ratio of expenses to average daily net assets:
Before expense waiver	0.48%		0.46%		0.48%		0.45%		0.48%	*	0.45%
After expense waiver	0.48%	#	0.45%	#	0.45%	#	0.45%	#	N/A		N/A
Net investment income (loss) to average daily net assets	2.55%		4.81%		4.36%		2.36%		0.70%	*	0.70%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  101  –

MASSMUTUAL PREMIER SHORT-DURATION BOND FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.35	$10.23		$10.21		$10.52	$10.27		$10.34

Income (loss) from investment operations:
Net investment income (loss)	0.36 ***	0.44	***	0.39	***	0.32 ***	0.27	***	0.34 ***
Net realized and unrealized gain (loss) on investments	(0.53)	0.11		0.01		(0.23)	(0.02)		(0.01)

Total income (loss) from investment operations	(0.17)	0.55		0.40		0.09	0.25		0.33

Less distributions to shareholders:
From net investment income	(0.53)	(0.43)		(0.38)		(0.37)	-		(0.40)
From net realized gains	-	-		-		(0.03)	-		-

Total distributions	(0.53)	(0.43)		(0.38)		(0.40)	-		(0.40)

Net asset value, end of period	$9.65	$10.35		$10.23		$10.21	$10.52		$10.27

Total Return^	(1.73)% ^^	5.55%	^^	4.09%	^^	0.88% ^^	2.43%	**^^	3.22%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$63,490	$64,506		$73,351		$64,617	$59,552		$43,144
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	1.00%		1.00%		0.99%	0.99%	*	0.99%
After expense waiver	0.93% #	0.92%	#	0.92%	#	0.92% #	0.95%	*#	N/A
Net investment income (loss) to average daily net assets	3.59%	4.37%		3.91%		3.17%	3.14%	*	3.20%
Portfolio turnover rate	140%	332%		156%		114%	78%	**	41%

	Class L
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.38	$10.26		$10.23		$10.53	$10.27		$10.32

Income (loss) from investment operations:
Net investment income (loss)	0.39 ***	0.47	***	0.42	***	0.35 ***	0.29	***	0.36 ***
Net realized and unrealized gain (loss) on investments	(0.53)	0.10		0.02		(0.23)	(0.03)		0.01

Total income (loss) from investment operations	(0.14)	0.57		0.44		0.12	0.26		0.37

Less distributions to shareholders:
From net investment income	(0.56)	(0.45)		(0.41)		(0.39)	-		(0.42)
From net realized gains	-	-		-		(0.03)	-		-

Total distributions	(0.56)	(0.45)		(0.41)		(0.42)	-		(0.42)

Net asset value, end of period	$9.68	$10.38		$10.26		$10.23	$10.53		$10.27

Total Return^	(1.35)%	5.74%		4.41%		1.20%	2.53%	**	3.55%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$123,378	$173,954		$174,021		$196,942	$196,397		$183,757
Ratio of expenses to average daily net assets:
Before expense waiver	0.75%	0.75%		0.75%		0.74%	0.74%	*	0.74%
After expense waiver	0.68% #	0.67%	#	0.67%	#	0.67% #	0.70%	*#	N/A
Net investment income (loss) to average daily net assets	3.88%	4.60%		4.14%		3.44%	3.35%	*	3.46%
Portfolio turnover rate	140%	332%		156%		114%	78%	**	41%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  102  –

MASSMUTUAL PREMIER SHORT-DURATION BOND FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.42	$10.30		$10.27		$10.58	$10.30		$10.37

Income (loss) from investment operations:
Net investment income (loss)	0.40 ***	0.48	***	0.43	***	0.36 ***	0.30	***	0.38 ***
Net realized and unrealized gain (loss) on investments	(0.52)	0.10		0.02		(0.24)	(0.02)		(0.02)

Total income (loss) from investment operations	(0.12)	0.58		0.45		0.12	0.28		0.36

Less distributions to shareholders:
From net investment income	(0.56)	(0.46)		(0.42)		(0.40)	-		(0.43)
From net realized gains	-	-		-		(0.03)	-		-

Total distributions	(0.56)	(0.46)		(0.42)		(0.43)	-		(0.43)

Net asset value, end of period	$9.74	$10.42		$10.30		$10.27	$10.58		$10.30

Total Return^	(1.29)%	5.86%		4.48%		1.17%	2.72%	**	3.50%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$34,550	$55,094		$80,419		$68,287	$49,563		$55,458
Ratio of expenses to average daily net assets:
Before expense waiver	0.60%	0.60%		0.60%		0.59%	0.59%	*	0.59%
After expense waiver	0.60% #	0.59%	#	0.59%	#	0.59% #	N/A		N/A
Net investment income (loss) to average daily net assets	3.95%	4.77%		4.24%		3.48%	3.45%	*	3.60%
Portfolio turnover rate	140%	332%		156%		114%	78%	**	41%

	Class S
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.49	$10.37		$10.34		$10.64	$10.36		$10.41

Income (loss) from investment operations:
Net investment income (loss)	0.40 ***	0.49	***	0.44	***	0.37 ***	0.30	***	0.39 ***
Net realized and unrealized gain (loss) on investments	(0.53)	0.10		0.01		(0.24)	(0.02)		(0.01)

Total income (loss) from investment operations	(0.13)	0.59		0.45		0.13	0.28		0.38

Less distributions to shareholders:
From net investment income	(0.57)	(0.47)		(0.42)		(0.40)	-		(0.43)
From net realized gains	-	-		-		(0.03)	-		-

Total distributions	(0.57)	(0.47)		(0.42)		(0.43)	-		(0.43)

Net asset value, end of period	$9.79	$10.49		$10.37		$10.34	$10.64		$10.36

Total Return^	(1.23)%	5.88%		4.51%		1.33%	2.70%	**	3.68%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$153,218	$196,525		$184,830		$157,275	$128,695		$127,246
Ratio of expenses to average daily net assets:
Before expense waiver	0.55%	0.55%		0.55%		0.54%	0.54%	*	0.54%
After expense waiver	0.55% #	0.54%	#	0.54%	#	0.54% #	N/A		N/A
Net investment income (loss) to average daily net assets	3.97%	4.75%		4.29%		3.54%	3.48%	*	3.67%
Portfolio turnover rate	140%	332%		156%		114%	78%	**	41%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  103  –

MASSMUTUAL PREMIER SHORT-DURATION BOND FUND

	Class N
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.31	$10.20		$10.16		$10.47	$10.25		$10.30

Income (loss) from investment operations:
Net investment income (loss)	0.33 ***	0.39	***	0.36	***	0.24 ***	0.25	***	0.31	***
Net realized and unrealized gain (loss) on investments	(0.52)	0.12		0.03		(0.19)	(0.03)		(0.00	)†

Total income (loss) from investment operations	(0.19)	0.51		0.39		0.05	0.22		0.31

Less distributions to shareholders:
From net investment income	(0.54)	(0.40)		(0.35)		(0.33)	-		(0.36)
From net realized gains	-	-		-		(0.03)	-		-

Total distributions	(0.54)	(0.40)		(0.35)		(0.36)	-		(0.36)

Net asset value, end of period	$9.58	$10.31		$10.20		$10.16	$10.47		$10.25

Total Return^	(2.02)% ^^	5.25%	^^	3.74%	^^	0.62% ^^	2.15%	**^^	2.98%	^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,426	$4,006		$103		$103	$106		$104
Ratio of expenses to average daily net assets:
Before expense waiver	1.30%	1.30%		1.30%		1.29%	1.29%	*	1.29%
After expense waiver	1.23% #	1.22%	#	1.22%	#	1.22% #	1.25%	#*	N/A
Net investment income (loss) to average daily net assets	3.28%	3.80%		3.61%		2.39%	2.92%	*	2.92%
Portfolio turnover rate	140%	332%		156%		114%	78%	**	41%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  104  –

MASSMUTUAL PREMIER INFLATION-PROTECTED BOND FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Period Ended 12/31/03+
Net asset value, beginning of period	$10.39	$10.19		$10.51	$10.60	$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.57 ***	0.25	***	0.45 ***	0.69 ***	0.36	***	-
Net realized and unrealized gain (loss) on investments	(1.04)	0.28		(0.24)	(0.48)	0.24		-

Total income (loss) from investment operations	(0.47)	0.53		0.21	0.21	0.60		0.00

Less distributions to shareholders:
From net investment income	(0.54)	(0.33)		(0.52)	(0.29)	-		-
From net realized gains	-	-		(0.01)	(0.01)	-		-

Total distributions	(0.54)	(0.33)		(0.53)	(0.30)	-		-

Net asset value, end of period	$9.38	$10.39		$10.19	$10.51	$10.60		$10.00

Total Return^	(5.00)% ^^	5.44%	^^	2.07% ^^	1.95% ^^	6.00%	**^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$34,282	$29,868		$20,591	$15,983	$4,447		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.04%	1.04%		1.04%	1.04%	1.11%	*	-	‡
After expense waiver	0.94% #	1.00%	#	N/A	N/A	1.08%	*#	N/A
Net investment income (loss) to average daily net assets	5.46%	2.52%		4.50%	6.52%	4.11%	*	-	‡
Portfolio turnover rate	17%	17%		4%	7%	4%	**	-	‡

	Class L
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Period Ended 12/31/03+
Net asset value, beginning of period	$10.49	$10.28		$10.59	$10.66	$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.59 ***	0.45	***	0.46 ***	0.46 ***	0.33	***	-
Net realized and unrealized gain (loss) on investments	(1.06)	0.11		(0.23)	(0.23)	0.33		-

Total income (loss) from investment operations	(0.47)	0.56		0.23	0.23	0.66		0.00

Less distributions to shareholders:
From net investment income	(0.55)	(0.35)		(0.53)	(0.29)	-		-
From net realized gains	-	-		(0.01)	(0.01)	-		-

Total distributions	(0.55)	(0.35)		(0.54)	(0.30)	-		-

Net asset value, end of period	$9.47	$10.49		$10.28	$10.59	$10.66		$10.00

Total Return^	(4.92)%	5.68%		2.29%	2.22%	6.60%	**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$36,903	$63,394		$5,232	$4,977	$2,095		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%	0.79%		0.79%	0.79%	0.86%	*	-	‡
After expense waiver	N/A	N/A		N/A	N/A	0.83%	*#	N/A
Net investment income (loss) to average daily net assets	5.56%	4.50%		4.52%	4.32%	3.82%	*	-	‡
Portfolio turnover rate	17%	17%		4%	7%	4%	**	-	‡

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2003.
++	For the period January 1, 2004 through October 31, 2004.
‡	Amount is de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  105  –

MASSMUTUAL PREMIER INFLATION-PROTECTED BOND FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Period Ended 12/31/03+
Net asset value, beginning of period	$10.52	$10.31	$10.61	$10.67	$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.61 ***	0.30 ***	0.49 ***	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	(1.06)	0.28	(0.23)	(0.31)	0.33		-

Total income (loss) from investment operations	(0.45)	0.58	0.26	0.25	0.67		0.00

Less distributions to shareholders:
From net investment income	(0.57)	(0.37)	(0.55)	(0.30)	-		-
From net realized gains	-	-	(0.01)	(0.01)	-		-

Total distributions	(0.57)	(0.37)	(0.56)	(0.31)	-		-

Net asset value, end of period	$9.50	$10.52	$10.31	$10.61	$10.67		$10.00

Total Return^	(4.77)%	5.85%	2.53%	2.32%	6.70%	**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$71,147	$71,072	$85,267	$79,985	$66,938		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.64%	0.64%	0.64%	0.64%	0.71%	*	-	‡
After expense waiver	N/A	N/A	N/A	N/A	0.68%	*#	N/A
Net investment income (loss) to average daily net assets	5.76%	3.01%	4.81%	5.27%	3.92%	*	-	‡
Portfolio turnover rate	17%	17%	4%	7%	4%	**	-	‡

	Class S
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Period Ended 12/31/03+
Net asset value, beginning of period	$10.53	$10.33	$10.63	$10.68	$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.62 ***	0.32 ***	0.50 ***	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	(1.06)	0.26	(0.23)	(0.30)	0.34		-

Total income (loss) from investment operations	(0.44)	0.58	0.27	0.26	0.68		0.00

Less distributions to shareholders:
From net investment income	(0.58)	(0.38)	(0.56)	(0.30)	-		-
From net realized gains	-	-	(0.01)	(0.01)	-		-

Total distributions	(0.58)	(0.38)	(0.57)	(0.31)	-		-

Net asset value, end of period	$9.51	$10.53	$10.33	$10.63	$10.68		$10.00

Total Return^	(4.58)%	5.86%	2.63%	2.49%	6.80%	**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$111,763	$196,517	$197,648	$141,438	$84,021		$10,521
Ratio of expenses to average daily net assets:
Before expense waiver	0.54%	0.54%	0.54%	0.54%	0.61%	*	-	‡
After expense waiver	N/A	N/A	N/A	N/A	0.58%	*#	N/A
Net investment income (loss) to average daily net assets	5.85%	3.18%	4.95%	5.24%	3.90%	*	-	‡
Portfolio turnover rate	17%	17%	4%	7%	4%	**	-	‡

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2003.
++	For the period January 1, 2004 through October 31, 2004.
‡	Amount is de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  106  –

MASSMUTUAL PREMIER INFLATION-PROTECTED BOND FUND

	Class N
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Period Ended 12/31/03+
Net asset value, beginning of period	$10.44	$10.25		$10.55	$10.61	$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.54 ***	0.22	***	0.41 ***	0.48 ***	0.22	***	-
Net realized and unrealized gain (loss) on investments	(1.05)	0.29		(0.23)	(0.31)	0.39		-

Total income (loss) from investment operations	(0.51)	0.51		0.18	0.17	0.61		0.00

Less distributions to shareholders:
From net investment income	(0.50)	(0.32)		(0.47)	(0.22)	-		-
From net realized gains	-	-		(0.01)	(0.01)	-		-

Total distributions	(0.50)	(0.32)		(0.48)	(0.23)	-		-

Net asset value, end of period	$9.43	$10.44		$10.25	$10.55	$10.61		$10.00

Total Return^	(5.32)% ^^	5.17%	^^	1.77% ^^	1.60% ^^	6.10%	**^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$185	$234		$212	$113	$107		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%	1.34%		1.35%	1.34%	1.41%	*	-	‡
After expense waiver	1.24% #	1.30%	#	N/A	N/A	1.38%	*#	N/A
Net investment income (loss) to average daily net assets	5.13%	2.24%		4.00%	4.49%	2.62%	*	-	‡
Portfolio turnover rate	17%	17%		4%	7%	4%	**	-	‡

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2003.
++	For the period January 1, 2004 through October 31, 2004.
‡	Amount is de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  107  –

MASSMUTUAL PREMIER CORE BOND FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.97	$10.87		$10.88		$10.88	$10.93		$11.18

Income (loss) from investment operations:
Net investment income (loss)	0.43 ***	0.47	***	0.44	***	0.39 ***	0.31	***	0.36 ***
Net realized and unrealized gain (loss) on investments	(0.83)	0.08		0.02		(0.32)	0.10		0.17

Total income (loss) from investment operations	(0.40)	0.55		0.46		0.07	0.41		0.53

Less distributions to shareholders:
From net investment income	(0.58)	(0.45)		(0.47)		(0.07)	(0.36)		(0.63)
From net realized gains	-	-		-		-	(0.10)		(0.15)

Total distributions	(0.58)	(0.45)		(0.47)		(0.07)	(0.46)		(0.78)

Net asset value, end of period	$9.99	$10.97		$10.87		$10.88	$10.88		$10.93

Total Return^	(3.90)% ^^	5.23%	^^	4.31%	^^	0.64% ^^	3.74%	**^^	4.78%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$164,141	$183,196		$217,383		$239,708	$227,160		$204,591
Ratio of expenses to average daily net assets:
Before expense waiver	1.04%	1.04%		1.04%		1.03%	1.05%	*	1.04%
After expense waiver	0.96% #	0.96%	#	0.96%	#	0.95% #	1.00%	*#	N/A
Net investment income (loss) to average daily net assets	4.06%	4.39%		4.13%		3.62%	3.40%	*	3.17%
Portfolio turnover rate	263%	394%		197%		219%	178%	**	146%

	Class L
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$11.04	$10.94		$10.95		$10.94	$10.98		$11.22

Income (loss) from investment operations:
Net investment income (loss)	0.47 ***	0.50	***	0.47	***	0.42 ***	0.33	***	0.39 ***
Net realized and unrealized gain (loss) on investments	(0.84)	0.08		0.01		(0.33)	0.11		0.18

Total income (loss) from investment operations	(0.37)	0.58		0.48		0.09	0.44		0.57

Less distributions to shareholders:
From net investment income	(0.61)	(0.48)		(0.49)		(0.08)	(0.38)		(0.66)
From net realized gains	-	-		-		-	(0.10)		(0.15)

Total distributions	(0.61)	(0.48)		(0.49)		(0.08)	(0.48)		(0.81)

Net asset value, end of period	$10.06	$11.04		$10.94		$10.95	$10.94		$10.98

Total Return^	(3.63)%	5.49%		4.55%		0.79%	4.02%	**	5.09%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$249,701	$368,954		$425,017		$385,684	$405,695		$348,158
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%	0.79%		0.79%		0.79%	0.80%	*	0.79%
After expense waiver	0.71% #	0.71%	#	0.71%	#	0.71% #	0.75%	*#	N/A
Net investment income (loss) to average daily net assets	4.34%	4.64%		4.37%		3.86%	3.62%	*	3.42%
Portfolio turnover rate	263%	394%		197%		219%	178%	**	146%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  108  –

MASSMUTUAL PREMIER CORE BOND FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$11.08	$10.98		$10.99		$10.97	$11.01		$11.25

Income (loss) from investment operations:
Net investment income (loss)	0.48 ***	0.51	***	0.48	***	0.43 ***	0.34	***	0.41 ***
Net realized and unrealized gain (loss) on investments	(0.83)	0.08		0.01		(0.33)	0.11		0.17

Total income (loss) from investment operations	(0.35)	0.59		0.49		0.10	0.45		0.58

Less distributions to shareholders:
From net investment income	(0.61)	(0.49)		(0.50)		(0.08)	(0.39)		(0.67)
From net realized gains	-	-		-		-	(0.10)		(0.15)

Total distributions	(0.61)	(0.49)		(0.50)		(0.08)	(0.49)		(0.82)

Net asset value, end of period	$10.12	$11.08		$10.98		$10.99	$10.97		$11.01

Total Return^	(3.36)%	5.56%		4.60%		0.90%	4.11%	**	5.23%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$160,857	$202,008		$212,477		$214,159	$200,216		$153,913
Ratio of expenses to average daily net assets:
Before expense waiver	0.64%	0.64%		0.64%		0.64%	0.65%	*	0.64%
After expense waiver	0.64% #	0.64%	#	0.64%	#	0.64% #	N/A		N/A
Net investment income (loss) to average daily net assets	4.41%	4.71%		4.44%		3.93%	3.71%	*	3.58%
Portfolio turnover rate	263%	394%		197%		219%	178%	**	146%

	Class S
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$11.14	$11.04		$11.04		$11.02	$11.06		$11.29

Income (loss) from investment operations:
Net investment income (loss)	0.48 ***	0.52	***	0.48	***	0.44 ***	0.35	***	0.42 ***
Net realized and unrealized gain (loss) on investments	(0.84)	0.07		0.03		(0.34)	0.10		0.18

Total income (loss) from investment operations	(0.36)	0.59		0.51		0.10	0.45		0.60

Less distributions to shareholders:
From net investment income	(0.62)	(0.49)		(0.51)		(0.08)	(0.39)		(0.68)
From net realized gains	-	-		-		-	(0.10)		(0.15)

Total distributions	(0.62)	(0.49)		(0.51)		(0.08)	(0.49)		(0.83)

Net asset value, end of period	$10.16	$11.14		$11.04		$11.04	$11.02		$11.06

Total Return^	(3.48)%	5.57%		4.64%		1.00%	4.11%	**	5.32%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$628,314	$779,239		$861,000		$828,275	$780,442		$814,837
Ratio of expenses to average daily net assets:
Before expense waiver	0.59%	0.59%		0.59%		0.59%	0.60%	*	0.59%
After expense waiver	0.59% #	0.59%	#	0.59%	#	0.59% #	N/A		N/A
Net investment income (loss) to average daily net assets	4.43%	4.77%		4.49%		3.98%	3.75%	*	3.62%
Portfolio turnover rate	263%	394%		197%		219%	178%	**	146%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  109  –

MASSMUTUAL PREMIER CORE BOND FUND

	Class N
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.92	$10.73		$10.76		$10.79		$10.84		$11.15

Income (loss) from investment operations:
Net investment income (loss)	0.43 ***	0.42	***	0.40	***	0.36	***	0.29	***	0.34 ***
Net realized and unrealized gain (loss) on investments	(0.83)	0.09		0.00	†	(0.33)		0.08		0.16

Total income (loss) from investment operations	(0.40)	0.51		0.40		0.03		0.37		0.50

Less distributions to shareholders:
From net investment income	(0.57)	(0.32)		(0.43)		(0.06)		(0.32)		(0.66)
From net realized gains	-	-		-		-		(0.10)		(0.15)

Total distributions	(0.57)	(0.32)		(0.43)		(0.06)		(0.42)		(0.81)

Net asset value, end of period	$9.95	$10.92		$10.73		$10.76		$10.79		$10.84

Total Return^	(3.86)% ^^	4.91%	^^	3.86%	^^	0.30%	^^	3.45%	**^^	4.51% ^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$344	$4,244		$377		$1,367		$1,107		$1,215
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%	1.36%		1.36%		1.36%		1.34%	*	1.36%
After expense waiver	1.28% #	1.28%	#	1.28%	#	1.28%	#	1.30%	*#	N/A
Net investment income (loss) to average daily net assets	4.04%	3.89%		3.77%		3.30%		3.13%	*	2.94%
Portfolio turnover rate	263%	394%		197%		219%		178%	**	146%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  110  –

MASSMUTUAL PREMIER DIVERSIFIED BOND FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.97	$10.85		$10.75		$11.07	$10.63		$10.04

Income (loss) from investment operations:
Net investment income (loss)	0.45 ***	0.48	***	0.44	***	0.39 ***	0.33	***	0.44 ***
Net realized and unrealized gain (loss) on investments	(1.09)	0.09		0.05		(0.30)	0.11		0.36

Total income (loss) from investment operations	(0.64)	0.57		0.49		0.09	0.44		0.80

Less distributions to shareholders:
From net investment income	(0.57)	(0.45)		(0.39)		(0.36)	-		(0.18)
From net realized gains	(0.04)	-		-		(0.05)	-		(0.03)

Total distributions	(0.61)	(0.45)		(0.39)		(0.41)	-		(0.21)

Net asset value, end of period	$9.72	$10.97		$10.85		$10.75	$11.07		$10.63

Total Return^	(6.16)% ^^	5.40%	^^	4.72%	^^	0.83% ^^	4.14%	**^^	7.95%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$36,268	$44,028		$33,904		$38,218	$26,001		$12,221
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%	1.16%		1.15%		1.15%	1.11%	*	1.14%
After expense waiver	1.00% #	0.99%	#	0.99%	#	0.99% #	1.01%	*#	N/A
Net investment income (loss) to average daily net assets	4.27%	4.52%		4.13%		3.61%	3.70%	*	4.17%
Portfolio turnover rate	282%	427%		208%		137%	84%	**	105%

	Class L
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.91	$10.80		$10.71		$11.02	$10.56		$10.10

Income (loss) from investment operations:
Net investment income (loss)	0.47 ***	0.50	***	0.48	***	0.41 ***	0.35	***	0.43 ***
Net realized and unrealized gain (loss) on investments	(1.08)	0.08		0.03		(0.29)	0.11		0.35

Total income (loss) from investment operations	(0.61)	0.58		0.51		0.12	0.46		0.78

Less distributions to shareholders:
From net investment income	(0.59)	(0.47)		(0.42)		(0.38)	-		(0.29)
From net realized gains	(0.04)	-		-		(0.05)	-		(0.03)

Total distributions	(0.63)	(0.47)		(0.42)		(0.43)	-		(0.32)

Net asset value, end of period	$9.67	$10.91		$10.80		$10.71	$11.02		$10.56

Total Return^	(5.94)%	5.60%		4.91%		1.13%	4.36%	**	8.36%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$130,078	$191,936		$237,088		$138,848	$117,093		$64,281
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%	0.92%		0.91%		0.91%	0.86%	*	0.90%
After expense waiver	0.76% #	0.75%	#	0.75%	#	0.75% #	0.76%	*#	N/A
Net investment income (loss) to average daily net assets	4.53%	4.73%		4.54%		3.84%	3.93%	*	3.99%
Portfolio turnover rate	282%	427%		208%		137%	84%	**	105%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  111  –

MASSMUTUAL PREMIER DIVERSIFIED BOND FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.97	$10.85		$10.76		$11.07	$10.61		$10.07

Income (loss) from investment operations:
Net investment income (loss)	0.48 ***	0.48	***	0.46	***	0.43 ***	0.36	***	0.47 ***
Net realized and unrealized gain (loss) on investments	(1.10)	0.11		0.05		(0.31)	0.10		0.39

Total income (loss) from investment operations	(0.62)	0.59		0.51		0.12	0.46		0.86

Less distributions to shareholders:
From net investment income	(0.59)	(0.47)		(0.42)		(0.38)	-		(0.29)
From net realized gains	(0.04)	-		-		(0.05)	-		(0.03)

Total distributions	(0.63)	(0.47)		(0.42)		(0.43)	-		(0.32)

Net asset value, end of period	$9.72	$10.97		$10.85		$10.76	$11.07		$10.61

Total Return^	(5.97)%	5.68%		4.91%		1.15%	4.34%	**	8.41%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$26,651	$51,537		$11,218		$10,329	$7,221		$6,975
Ratio of expenses to average daily net assets:
Before expense waiver	0.76%	0.76%		0.75%		0.75%	0.71%	*	0.74%
After expense waiver	0.75% #	0.74%	#	0.74%	#	0.74% #	N/A		N/A
Net investment income (loss) to average daily net assets	4.54%	4.48%		4.34%		4.00%	3.96%	*	4.44%
Portfolio turnover rate	282%	427%		208%		137%	84%	**	105%

	Class S
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$11.01	$10.89		$10.79		$11.10	$10.64		$10.10

Income (loss) from investment operations:
Net investment income (loss)	0.48 ***	0.51	***	0.47	***	0.44 ***	0.36	***	0.48 ***
Net realized and unrealized gain (loss) on investments	(1.17)	0.09		0.06		(0.31)	0.10		0.38

Total income (loss) from investment operations	(0.69)	0.60		0.53		0.13	0.46		0.86

Less distributions to shareholders:
From net investment income	(0.59)	(0.48)		(0.43)		(0.39)	-		(0.29)
From net realized gains	(0.04)	-		-		(0.05)	-		(0.03)

Total distributions	(0.63)	(0.48)		(0.43)		(0.44)	-		(0.32)

Net asset value, end of period	$9.69	$11.01		$10.89		$10.79	$11.10		$10.64

Total Return^	(6.51)%	5.69%		5.06%		1.10%	4.42%	**	8.48%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$146,819	$213,606		$210,289		$157,993	$104,200		$74,735
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%	0.71%		0.70%		0.70%	0.66%	*	0.69%
After expense waiver	0.70% #	0.69%	#	0.69%	#	0.69% #	N/A		N/A
Net investment income (loss) to average daily net assets	4.56%	4.80%		4.40%		4.06%	4.02%	*	4.57%
Portfolio turnover rate	282%	427%		208%		137%	84%	**	105%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  112  –

MASSMUTUAL PREMIER DIVERSIFIED BOND FUND

	Class N
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.84	$10.73		$10.65		$10.96	$10.55		$10.02

Income (loss) from investment operations:
Net investment income (loss)	0.41 ***	0.44	***	0.41	***	0.36 ***	0.30	***	0.40 ***
Net realized and unrealized gain (loss) on investments	(1.07)	0.08		0.04		(0.30)	0.11		0.37

Total income (loss) from investment operations	(0.66)	0.52		0.45		0.06	0.41		0.77

Less distributions to shareholders:
From net investment income	(0.54)	(0.41)		(0.37)		(0.32)	-		(0.21)
From net realized gains	(0.04)	-		-		(0.05)	-		(0.03)

Total distributions	(0.58)	(0.41)		(0.37)		(0.37)	-		(0.24)

Net asset value, end of period	$9.60	$10.84		$10.73		$10.65	$10.96		$10.55

Total Return^	(6.44)% ^^	5.04%	^^	4.35%	^^	0.56% ^^	3.89%	**^^	7.65% ^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,491	$1,608		$1,238		$1,245	$128		$111
Ratio of expenses to average daily net assets:
Before expense waiver	1.46%	1.46%		1.45%		1.45%	1.41%	*	1.44%
After expense waiver	1.30% #	1.29%	#	1.29%	#	1.29% #	1.32%	*#	N/A
Net investment income (loss) to average daily net assets	3.98%	4.19%		3.95%		3.33%	3.34%	*	3.86%
Portfolio turnover rate	282%	427%		208%		137%	84%	**	105%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  113  –

MASSMUTUAL PREMIER STRATEGIC INCOME FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$10.91	$10.22		$10.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.50 ***	0.46	***	0.46	***	0.28	***
Net realized and unrealized gain (loss) on investments	(2.41)	0.59		0.14		(0.25)

Total income (loss) from investment operations	(1.91)	1.05		0.60		0.03

Less distributions to shareholders:
From net investment income	(0.56)	(0.36)		(0.41)		-
From net realized gains	(0.10)	-		-		-

Total distributions	(0.66)	(0.36)		(0.41)		-

Net asset value, end of period	$8.34	$10.91		$10.22		$10.03

Total Return^	(18.41)% ^^	10.43%	^^	6.15%	^^	0.30%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$32,062	$33,247		$14,973		$4,896
Ratio of expenses to average daily net assets:
Before expense waiver	1.22%	1.23%		1.26%		1.25%	*
After expense waiver	1.16% #	1.16%	#	1.16%	#	1.16%	*#
Net investment income (loss) to average daily net assets	4.83%	4.36%		4.63%		3.30%	*
Portfolio turnover rate	125%	131%		159%		159%	**

	Class L
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$11.01	$10.29		$10.05		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.55 ***	0.48	***	0.52	***	0.35	***
Net realized and unrealized gain (loss) on investments	(2.45)	0.60		0.11		(0.30)

Total income (loss) from investment operations	(1.90)	1.08		0.63		0.05

Less distributions to shareholders:
From net investment income	(0.57)	(0.36)		(0.39)		-
From net realized gains	(0.10)	-		-		-

Total distributions	(0.67)	(0.36)		(0.39)		-

Net asset value, end of period	$8.44	$11.01		$10.29		$10.05

Total Return^	(18.28)%	10.84%		6.46%		0.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$228,305	$302,119		$211,542		$241,273
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%	0.98%		1.00%		0.98%	*
After expense waiver	0.89% #	0.89%	#	0.89%	#	0.89%	*#
Net investment income (loss) to average daily net assets	5.28%	4.60%		5.20%		4.22%	*
Portfolio turnover rate	125%	131%		159%		159%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  114  –

MASSMUTUAL PREMIER STRATEGIC INCOME FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$11.03	$10.30		$10.06		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.66 ***	0.51	***	0.55	***	0.36	***
Net realized and unrealized gain (loss) on investments	(2.55)	0.59		0.10		(0.30)

Total income (loss) from investment operations	(1.89)	1.10		0.65		0.06

Less distributions to shareholders:
From net investment income	(0.59)	(0.37)		(0.41)		-
From net realized gains	(0.10)	-		-		-

Total distributions	(0.69)	(0.37)		(0.41)		-

Net asset value, end of period	$8.45	$11.03		$10.30		$10.06

Total Return^	(18.09)%	10.84%		6.68%		0.60%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$11,847	$12,620		$6,360		$11,473
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%	0.83%		0.85%		0.85%	*
After expense waiver	0.76% #	0.76%	#	0.76%	#	0.76%	*#
Net investment income (loss) to average daily net assets	6.29%	4.80%		5.49%		4.26%	*
Portfolio turnover rate	125%	131%		159%		159%	**

	Class S
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$11.02	$10.31		$10.07		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.57 ***	0.50	***	0.47	***	0.36	***
Net realized and unrealized gain (loss) on investments	(2.45)	0.61		0.18		(0.29)

Total income (loss) from investment operations	(1.88)	1.11		0.65		0.07

Less distributions to shareholders:
From net investment income	(0.59)	(0.40)		(0.41)		-
From net realized gains	(0.10)	-		-		-

Total distributions	(0.69)	(0.40)		(0.41)		-

Net asset value, end of period	$8.45	$11.02		$10.31		$10.07

Total Return^	(18.04)%	10.96%		6.67%		0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$28,575	$65,578		$752		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.77%	0.78%		0.82%		0.77%	*
After expense waiver	0.71% #	0.71%	#	0.71%	#	0.71%	*#
Net investment income (loss) to average daily net assets	5.44%	4.78%		4.64%		4.33%	*
Portfolio turnover rate	125%	131%		159%		159%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charge as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  115  –

MASSMUTUAL PREMIER STRATEGIC INCOME FUND

	Class N
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$10.95	$10.26		$10.01		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.58 ***	0.43	***	0.41	***	0.31	***
Net realized and unrealized gain (loss) on investments	(2.52)	0.61		0.18		(0.30)

Total income (loss) from investment operations	(1.94)	1.04		0.59		0.01

Less distributions to shareholders:
From net investment income	(0.52)	(0.35)		(0.34)		-
From net realized gains	(0.10)	-		-		-

Total distributions	(0.62)	(0.35)		(0.34)		-

Net asset value, end of period	$8.39	$10.95		$10.26		$10.01

Total Return^	(18.63)% ^^	10.26%	^^	6.01%	^^	0.10%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$724	$589		$479		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.52%	1.53%		1.56%		1.52%	*
After expense waiver	1.38% #	1.38%	#	1.38%	#	1.38%	*#
Net investment income (loss) to average daily net assets	5.58%	4.10%		4.07%		3.67%	*
Portfolio turnover rate	125%	131%		159%		159%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  116  –

MASSMUTUAL PREMIER HIGH YIELD FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of year	$10.89	$10.85	$10.64	$10.39

Income (loss) from investment operations:
Net investment income (loss)	0.73 ***	0.80 ***	0.76 ***	0.74 ***
Net realized and unrealized gain (loss) on investments	(2.92)	(0.11)	0.21	(0.37)

Total income (loss) from investment operations	(2.19)	0.69	0.97	0.37

Less distributions to shareholders:
From net investment income	(0.78)	(0.63)	(0.71)	(0.12)
From net realized gains	(0.03)	(0.02)	(0.05)	-

Total distributions	(0.81)	(0.65)	(0.76)	(0.12)

Net asset value, end of year	$7.89	$10.89	$10.85	$10.64

Total Return^	(21.44)% ^^	6.53% ^^	9.64% ^^	3.56% ^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$23,752	$32,164	$15,895	$5,660
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%	1.14%	1.15%	1.16%
After expense waiver	N/A	N/A	1.15% #	1.15% #
Net investment income (loss) to average daily net assets	7.69%	7.42%	7.24%	6.98%
Portfolio turnover rate	87%	93%	61%	59%

	Class L
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of year	$10.94	$10.89	$10.67	$10.39

Income (loss) from investment operations:
Net investment income (loss)	0.76 ***	0.83 ***	0.79 ***	0.76 ***
Net realized and unrealized gain (loss) on investments	(2.94)	(0.10)	0.20	(0.36)

Total income (loss) from investment operations	(2.18)	0.73	0.99	0.40

Less distributions to shareholders:
From net investment income	(0.80)	(0.66)	(0.72)	(0.12)
From net realized gains	(0.03)	(0.02)	(0.05)	-

Total distributions	(0.83)	(0.68)	(0.77)	(0.12)

Net asset value, end of year	$7.93	$10.94	$10.89	$10.67

Total Return^	(21.19)%	6.73%	9.97%	3.78%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$2,990	$5,135	$2,515	$369
Ratio of expenses to average daily net assets:
Before expense waiver	0.89%	0.88%	0.90%	0.91%
After expense waiver	N/A	N/A	0.90% #	0.90% #
Net investment income (loss) to average daily net assets	7.93%	7.67%	7.53%	7.18%
Portfolio turnover rate	87%	93%	61%	59%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  117  –

MASSMUTUAL PREMIER HIGH YIELD FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Year Ended 10/31/04
Net asset value, beginning of year	$10.99	$10.93	$10.67	$10.39	$10.05

Income (loss) from investment operations:
Net investment income (loss)	0.78 ***	0.85 ***	0.80 ***	0.77 ***	0.84
Net realized and unrealized gain (loss) on investments	(2.96)	(0.11)	0.22	(0.37)	0.35

Total income (loss) from investment operations	(2.18)	0.74	1.02	0.40	1.19

Less distributions to shareholders:
From net investment income	(0.81)	(0.66)	(0.71)	(0.12)	(0.85)
From net realized gains	(0.03)	(0.02)	(0.05)	-	-

Total distributions	(0.84)	(0.68)	(0.76)	(0.12)	(0.85)

Net asset value, end of year	$7.97	$10.99	$10.93	$10.67	$10.39

Total Return	(21.10)% ^	6.85% ^	10.15% ^	3.92% ^	12.32%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$77,447	$105,706	$79,691	$64,235	$78,901
Ratio of expenses to average daily net assets:
Before expense waiver	0.74%	0.73%	0.75%	0.75%	0.78%
After expense waiver	N/A	N/A	0.75% #	0.75% #	0.75% #
Net investment income (loss) to average daily net assets	8.10%	7.80%	7.59%	7.29%	8.30%
Portfolio turnover rate	87%	93%	61%	59%	70%
	Class S
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of year	$10.98	$10.92	$10.67	$10.39

Income (loss) from investment operations:
Net investment income (loss)	0.78 ***	0.85 ***	0.80 ***	0.78 ***
Net realized and unrealized gain (loss) on investments	(2.94)	(0.11)	0.22	(0.37)

Total income (loss) from investment operations	(2.16)	0.74	1.02	0.41

Less distributions to shareholders:
From net investment income	(0.82)	(0.66)	(0.72)	(0.13)
From net realized gains	(0.03)	(0.02)	(0.05)	-

Total distributions	(0.85)	(0.68)	(0.77)	(0.13)

Net asset value, end of year	$7.97	$10.98	$10.92	$10.67

Total Return^	(21.03)%	6.98%	10.17%	3.96%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$45,375	$53,406	$32,625	$24,644
Ratio of expenses to average daily net assets:
Before expense waiver	0.69%	0.68%	0.70%	0.70%
After expense waiver	N/A	N/A	0.70% #	0.70% #
Net investment income (loss) to average daily net assets	8.14%	7.86%	7.65%	7.37%
Portfolio turnover rate	87%	93%	61%	59%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  118  –

MASSMUTUAL PREMIER HIGH YIELD FUND

	Class N
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$10.88	$10.87	$10.62		$10.39

Income (loss) from investment operations:
Net investment income (loss)	0.73 ***	0.77 ***	0.75	***	0.70	***
Net realized and unrealized gain (loss) on investments	(2.95)	(0.11)	0.18		(0.36)

Total income (loss) from investment operations	(2.22)	0.66	0.93		0.34

Less distributions to shareholders:
From net investment income	(0.75)	(0.63)	(0.63)		(0.11)
From net realized gains	(0.03)	(0.02)	(0.05)		-

Total distributions	(0.78)	(0.65)	(0.68)		(0.11)

Net asset value, end of year	$7.88	$10.88	$10.87		$10.62

Total Return^	(21.67)% ^^	6.08% ^^	9.29%	^^	3.25%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$525	$1,949	$1,963		$109
Ratio of expenses to average daily net assets:
Before expense waiver	1.44%	1.43%	1.45%		1.45%
After expense waiver	N/A	N/A	1.45%	#	1.45%	#
Net investment income (loss) to average daily net assets	7.50%	7.11%	7.10%		6.60%
Portfolio turnover rate	87%	93%	61%		59%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  119  –

MASSMUTUAL PREMIER INTERNATIONAL BOND FUND

	Class A		Class L		Class Y		Class S		Class N
	Period Ended 10/31/08+		Period Ended 10/31/08+		Period Ended 10/31/08+		Period Ended 10/31/08+		Period Ended 10/31/08+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.27	***	0.30	***	0.31	***	0.32	***	0.25	***
Net realized and unrealized gain (loss) on investments	(0.57)		(0.58)		(0.58)		(0.59)		(0.58)

Total income (loss) from investment operations	(0.30)		(0.28)		(0.27)		(0.27)		(0.33)

Net asset value, end of period	$9.70		$9.72		$9.73		$9.73		$9.67

Total Return^	(3.00)%	**^^	(2.80)%	**	(2.70)%	**	(2.70)%	**	(3.30)%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$200		$97		$97		$23,913		$97
Ratio of expenses to average daily net assets:
Before expense waiver	1.48%	*	1.23%	*	1.08%	*	0.98%	*	1.78%	*
After expense waiver	1.20%	*#	0.95%	*#	0.80%	*#	0.75%	*#	1.50%	*#
Net investment income (loss) to average daily net assets	3.01%	*	3.29%	*	3.44%	*	3.49%	*	2.73%	*
Portfolio turnover rate	53%	**	53%	**	53%	**	53%	**	53%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 20, 2007 (commencement of operations) through October 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  120  –

MASSMUTUAL PREMIER BALANCED FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$11.07	$10.31		$9.45		$9.10		$8.84		$7.66

Income (loss) from investment operations:
Net investment income (loss)	0.19 ***	0.24	***	0.20	***	0.17	***	0.11	***	0.14 ***
Net realized and unrealized gain (loss) on investments	(2.86)	0.75		0.87		0.36		0.15		1.20

Total income (loss) from investment operations	(2.67)	0.99		1.07		0.53		0.26		1.34

Less distributions to shareholders:
From net investment income	(0.25)	(0.23)		(0.21)		(0.18)		-		(0.16)
From net realized gains	(0.17)	-		-		-		-		-

Total distributions	(0.42)	(0.23)		(0.21)		(0.18)		-		(0.16)

Net asset value, end of period	$7.98	$11.07		$10.31		$9.45		$9.10		$8.84

Total Return^	(25.01)% ^^	9.76%	^^	11.47%	^^	5.84%	^^	2.94%	**^^	17.52%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,972	$11,595		$9,378		$7,838		$7,555		$7,287
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	1.20%		1.21%		1.17%		1.20%	*	1.16%
After expense waiver	1.23% #	1.16%	#	1.16%	#	1.16%	#	N/A		N/A
Net investment income (loss) to average daily net assets	1.94%	2.23%		2.04%		1.84%		1.43%	*	1.70%
Portfolio turnover rate	184%	194%		150%		139%		104%	**	95%

	Class L
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$11.22	$10.44		$9.55		$9.18		$8.91		$7.71

Income (loss) from investment operations:
Net investment income (loss)	0.22 ***	0.27	***	0.23	***	0.20	***	0.13	***	0.16 ***
Net realized and unrealized gain (loss) on investments	(2.91)	0.76		0.88		0.36		0.14		1.21

Total income (loss) from investment operations	(2.69)	1.03		1.11		0.56		0.27		1.37

Less distributions to shareholders:
From net investment income	(0.27)	(0.25)		(0.22)		(0.19)		-		(0.17)
From net realized gains	(0.17)	-		-		-		-		-

Total distributions	(0.44)	(0.25)		(0.22)		(0.19)		-		(0.17)

Net asset value, end of period	$8.09	$11.22		$10.44		$9.55		$9.18		$8.91

Total Return^	(24.84)%	10.04%		11.86%		6.02%		3.14%	**	17.77%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,785	$2,418		$2,195		$2,119		$2,779		$2,393
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	0.95%		0.96%		0.92%		0.94%	*	0.91%
After expense waiver	0.98% #	0.91%	#	0.91%	#	0.91%	#	N/A		N/A
Net investment income (loss) to average daily net assets	2.18%	2.48%		2.29%		2.14%		1.70%	*	1.97%
Portfolio turnover rate	184%	194%		150%		139%		104%	**	95%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  121  –

MASSMUTUAL PREMIER BALANCED FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$11.59	$10.77		$9.86		$9.48		$9.18		$7.94

Income (loss) from investment operations:
Net investment income (loss)	0.24 ***	0.29	***	0.25	***	0.22	***	0.14	***	0.18 ***
Net realized and unrealized gain (loss) on investments	(3.00)	0.79		0.90		0.38		0.16		1.25

Total income (loss) from investment operations	(2.76)	1.08		1.15		0.60		0.30		1.43

Less distributions to shareholders:
From net investment income	(0.29)	(0.26)		(0.24)		(0.22)		-		(0.19)
From net realized gains	(0.17)	-		-		-		-		-

Total distributions	(0.46)	(0.26)		(0.24)		(0.22)		-		(0.19)

Net asset value, end of period	$8.37	$11.59		$10.77		$9.86		$9.48		$9.18

Total Return^	(24.71)%	10.25%		11.90%		6.31%		3.27%	**	18.02%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,911	$2,597		$2,119		$1,923		$2,083		$2,138
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	0.80%		0.81%		0.77%		0.80%	*	0.76%
After expense waiver	0.83% #	0.76%	#	0.76%	#	0.76%	#	N/A		N/A
Net investment income (loss) to average daily net assets	2.33%	2.63%		2.44%		2.26%		1.84%	*	2.09%
Portfolio turnover rate	184%	194%		150%		139%		104%	**	95%

	Class S
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$11.26	$10.47		$9.59		$9.22		$8.93		$7.72

Income (loss) from investment operations:
Net investment income (loss)	0.25 ***	0.30	***	0.26	***	0.23	***	0.15	***	0.19 ***
Net realized and unrealized gain (loss) on investments	(2.91)	0.77		0.88		0.37		0.14		1.22

Total income (loss) from investment operations	(2.66)	1.07		1.14		0.60		0.29		1.41

Less distributions to shareholders:
From net investment income	(0.31)	(0.28)		(0.26)		(0.23)		-		(0.20)
From net realized gains	(0.17)	-		-		-		-		-

Total distributions	(0.48)	(0.28)		(0.26)		(0.23)		-		(0.20)

Net asset value, end of period	$8.12	$11.26		$10.47		$9.59		$9.22		$8.93

Total Return^	(24.61)%	10.42%		12.12%		6.43%		3.36%	**	18.30%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$111,174	$180,719		$207,263		$231,935		$262,347		$277,665
Ratio of expenses to average daily net assets:										.
Before expense waiver	0.69%	0.64%		0.65%		0.61%		0.63%	*	0.60%
After expense waiver	0.67% #	0.60%	#	0.60%	#	0.60%	#	N/A		N/A
Net investment income (loss) to average daily net assets	2.50%	2.80%		2.61%		2.43%		1.99%	*	2.26%
Portfolio turnover rate	184%	194%		150%		139%		104%	**	95%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  122  –

MASSMUTUAL PREMIER BALANCED FUND

	Class N
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.97	$10.21		$9.37		$9.00		$8.77		$7.63

Income (loss) from investment operations:
Net investment income (loss)	0.16 ***	0.20	***	0.18	***	0.15	***	0.08	***	0.12	***
Net realized and unrealized gain (loss) on investments	(2.84)	0.75		0.84		0.34		0.15		1.19

Total income (loss) from investment operations	(2.68)	0.95		1.02		0.49		0.23		1.31

Less distributions to shareholders:
From net investment income	(0.22)	(0.19)		(0.18)		(0.12)		-		(0.17)
From net realized gains	(0.17)	-		-		-		-		-

Total distributions	(0.39)	(0.19)		(0.18)		(0.12)		-		(0.17)

Net asset value, end of period	$7.90	$10.97		$10.21		$9.37		$9.00		$8.77

Total Return^	(25.29)% ^^	9.48%	^^	11.03%	^^	5.49%	^^	2.62%	**^^	17.22%	^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$106	$147		$137		$416		$544		$523
Ratio of expenses to average daily net assets:
Before expense waiver	1.56%	1.51%		1.52%		1.48%		1.49%	*	1.47%
After expense waiver	1.54% #	1.47%	#	1.47%	#	1.47%	#	N/A		N/A
Net investment income (loss) to average daily net assets	1.63%	1.92%		1.81%		1.60%		1.13%	*	1.38%
Portfolio turnover rate	184%	194%		150%		139%		104%	**	95%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  123  –

MASSMUTUAL PREMIER VALUE FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of year	$20.67	$18.72	$16.82	$15.87

Income (loss) from investment operations:
Net investment income (loss)	0.17 ***	0.14 ***	0.16 ***	0.22 ***
Net realized and unrealized gain (loss) on investments	(7.74)	2.94	2.07	0.82

Total income (loss) from investment operations	(7.57)	3.08	2.23	1.04

Less distributions to shareholders:
From net investment income	(0.16)	(0.80)	(0.24)	(0.09)
From net realized gains	(2.18)	(0.33)	(0.09)	-

Total distributions	(2.34)	(1.13)	(0.33)	(0.09)

Net asset value, end of year	$10.76	$20.67	$18.72	$16.82

Total Return^	(40.92)% ^^	17.21% ^^	13.45% ^^	6.52% ^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$13,721	$27,778	$24,149	$15,932
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	1.10%	1.10%	1.09%
After expense waiver	N/A	N/A	1.10% #	N/A
Net investment income (loss) to average daily net assets	1.07%	0.72%	0.93%	1.32%
Portfolio turnover rate	156%	151%	157%	53%

	Class L
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Year Ended 10/31/04
Net asset value, beginning of year	$20.76	$18.78	$16.86	$15.87	$14.15

Income (loss) from investment operations:
Net investment income (loss)	0.22 ***	0.20 ***	0.24 ***	0.28 ***	0.23
Net realized and unrealized gain (loss) on investments	(7.77)	2.94	2.04	0.80	1.87

Total income (loss) from investment operations	(7.55)	3.14	2.28	1.08	2.10

Less distributions to shareholders:
From net investment income	(0.21)	(0.83)	(0.27)	(0.09)	(0.38)
From net realized gains	(2.18)	(0.33)	(0.09)	-	-

Total distributions	(2.39)	(1.16)	(0.36)	(0.09)	(0.38)

Net asset value, end of year	$10.82	$20.76	$18.78	$16.86	$15.87

Total Return^	(40.71)%	17.55%	13.76%	6.82%	15.00%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$33,000	$78,980	$77,697	$121,377	$70,724
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	0.81%	0.81%	0.80%	0.80%
After expense waiver	N/A	N/A	0.81% #	N/A	0.80% #
Net investment income (loss) to average daily net assets	1.37%	1.01%	1.36%	1.66%	1.38%
Portfolio turnover rate	156%	151%	157%	53%	30%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  124  –

MASSMUTUAL PREMIER VALUE FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of year	$20.76	$18.80	$16.87	$15.87

Income (loss) from investment operations:
Net investment income (loss)	0.23 ***	0.22 ***	0.24 ***	0.30 ***
Net realized and unrealized gain (loss) on investments	(7.76)	2.94	2.07	0.80

Total income (loss) from investment operations	(7.53)	3.16	2.31	1.10

Less distributions to shareholders:
From net investment income	(0.23)	(0.87)	(0.29)	(0.10)
From net realized gains	(2.18)	(0.33)	(0.09)	-

Total distributions	(2.41)	(1.20)	(0.38)	(0.10)

Net asset value, end of year	$10.82	$20.76	$18.80	$16.87

Total Return^	(40.63)%	17.63%	13.89%	6.97%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$1,727	$4,389	$3,400	$3,147
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	0.70%	0.70%	0.69%
After expense waiver	N/A	N/A	0.70% #	N/A
Net investment income (loss) to average daily net assets	1.46%	1.12%	1.38%	1.78%
Portfolio turnover rate	156%	151%	157%	53%

	Class S
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of year	$20.78	$18.81	$16.89	$15.87

Income (loss) from investment operations:
Net investment income (loss)	0.25 ***	0.24 ***	0.26 ***	0.32 ***
Net realized and unrealized gain (loss) on investments	(7.77)	2.94	2.06	0.80

Total income (loss) from investment operations	(7.52)	3.18	2.32	1.12

Less distributions to shareholders:
From net investment income	(0.25)	(0.88)	(0.31)	(0.10)
From net realized gains	(2.18)	(0.33)	(0.09)	-

Total distributions	(2.43)	(1.21)	(0.40)	(0.10)

Net asset value, end of year	$10.83	$20.78	$18.81	$16.89

Total Return^	(40.58)%	17.78%	14.00%	7.05%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$176,805	$388,559	$370,894	$393,965
Ratio of expenses to average daily net assets:
Before expense waiver	0.60%	0.60%	0.60%	0.59%
After expense waiver	N/A	N/A	0.60% #	N/A
Net investment income (loss) to average daily net assets	1.57%	1.22%	1.51%	1.89%
Portfolio turnover rate	156%	151%	157%	53%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  125  –

MASSMUTUAL PREMIER VALUE FUND

	Class N
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$20.51	$18.68	$16.78		$15.87

Income (loss) from investment operations:
Net investment income (loss)	0.12 ***	0.06 ***	0.04	***	0.19	***
Net realized and unrealized gain (loss) on investments	(7.71)	2.91	2.12		0.79

Total income (loss) from investment operations	(7.59)	2.97	2.16		0.98

Less distributions to shareholders:
From net investment income	-	(0.81)	(0.17)		(0.07)
From net realized gains	(2.18)	(0.33)	(0.09)		-

Total distributions	(2.18)	(1.14)	(0.26)		(0.07)

Net asset value, end of year	$10.74	$20.51	$18.68		$16.78

Total Return^	(41.07)% ^^	16.64% ^^	13.06%	^^	6.18%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$109	$132	$762		$182
Ratio of expenses to average daily net assets:
Before expense waiver	1.41%	1.41%	1.42%		1.40%
After expense waiver	N/A	N/A	1.42%	#	N/A
Net investment income (loss) to average daily net assets	0.75%	0.31%	0.23%		1.13%
Portfolio turnover rate	156%	151%	157%		53%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  126  –

MASSMUTUAL PREMIER CORE VALUE EQUITY FUND

	Class A		Class L		Class Y		Class S		Class N
	Period Ended 10/31/08+		Period Ended 10/31/08+		Period Ended 10/31/08+		Period Ended 10/31/08+		Period Ended 10/31/08+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10	***	0.13	***	0.14	***	0.14	***	0.08	***
Net realized and unrealized gain (loss) on investments	(3.63)		(3.64)		(3.65)		(3.64)		(3.63)

Total income (loss) from investment operations	(3.53)		(3.51)		(3.51)		(3.50)		(3.55)

Net asset value, end of period	$6.47		$6.49		$6.49		$6.50		$6.45

Total Return^	(35.30)%	**^^	(35.10)%	**	(35.10)%	**	(35.00)%	**	(35.50)%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$242		$65		$65		$9,489		$65
Ratio of expenses to average daily net assets:
Before expense waiver	1.70%	*	1.45%	*	1.30%	*	1.20%	*	2.00%	*
After expense waiver	1.10%	*#	0.82%	*#	0.70%	*#	0.60%	*#	1.40%	*#
Net investment income (loss) to average daily net assets	1.34%	*	1.65%	*	1.77%	*	1.87%	*	1.07%	*
Portfolio turnover rate	107%	**	107%	**	107%	**	107%	**	107%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 20, 2007 (commencement of operations) through October 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  127  –

MASSMUTUAL PREMIER ENHANCED INDEX VALUE FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of year	$13.12	$13.45	$12.20	$10.96

Income (loss) from investment operations:
Net investment income (loss)	0.22 ***	0.19 ***	0.18 ***	0.18 ***
Net realized and unrealized gain (loss) on investments	(4.90)	0.79	2.17	1.16

Total income (loss) from investment operations	(4.68)	0.98	2.35	1.34

Less distributions to shareholders:
From net investment income	(0.04)	(0.19)	(0.19)	(0.04)
From net realized gains	-	(1.08)	(0.91)	(0.06)
Tax return of capital	-	(0.04)	-	-

Total distributions	(0.04)	(1.31)	(1.10)	(0.10)

Net asset value, end of year	$8.40	$13.12	$13.45	$12.20

Total Return^	(35.83)% ^^	7.62% ^^	20.68% ^^	12.30% ^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$12,315	$18,838	$4,698	$1,509
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	1.10%	1.14%	1.16%
After expense waiver	1.10% #	1.09% #	1.09% #	1.09% #
Net investment income (loss) to average daily net assets	1.95%	1.42%	1.48%	1.47%
Portfolio turnover rate	148%	139%	144%	150%

	Class L
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of year	$13.18	$13.52	$12.20	$10.96

Income (loss) from investment operations:
Net investment income (loss)	0.25 ***	0.23 ***	0.21 ***	0.21 ***
Net realized and unrealized gain (loss) on investments	(4.93)	0.79	2.19	1.14

Total income (loss) from investment operations	(4.68)	1.02	2.40	1.35

Less distributions to shareholders:
From net investment income	(0.05)	(0.23)	(0.17)	(0.05)
From net realized gains	-	(1.08)	(0.91)	(0.06)
Tax return of capital	-	(0.05)	-	-

Total distributions	(0.05)	(1.36)	(1.08)	(0.11)

Net asset value, end of year	$8.45	$13.18	$13.52	$12.20

Total Return^	(35.62)%	7.83%	21.04%	12.47%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$65,257	$118,847	$15,911	$2,192
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	0.85%	0.89%	0.91%
After expense waiver	0.85% #	0.84% #	0.84% #	0.84% #
Net investment income (loss) to average daily net assets	2.20%	1.65%	1.67%	1.74%
Portfolio turnover rate	148%	139%	144%	150%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  128  –

MASSMUTUAL PREMIER ENHANCED INDEX VALUE FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Year Ended 10/31/04
Net asset value, beginning of year	$13.22	$13.56	$12.24	$10.96	$10.01

Income (loss) from investment operations:
Net investment income (loss)	0.27 ***	0.26 ***	0.24 ***	0.23 ***	0.18
Net realized and unrealized gain (loss) on investments	(4.95)	0.78	2.18	1.16	1.34

Total income (loss) from investment operations	(4.68)	1.04	2.42	1.39	1.52

Less distributions to shareholders:
From net investment income	(0.06)	(0.25)	(0.19)	(0.05)	(0.31)
From net realized gains	-	(1.08)	(0.91)	(0.06)	(0.26)
Tax return of capital	-	(0.05)	-	-	-

Total distributions	(0.06)	(1.38)	(1.10)	(0.11)	(0.57)

Net asset value, end of year	$8.48	$13.22	$13.56	$12.24	$10.96

Total Return	(35.56)% ^	7.98% ^	21.22% ^	12.74% ^	15.31%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$68,843	$157,740	$109,358	$78,550	$38,480
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	0.70%	0.74%	0.76%	0.98%
After expense waiver	0.70% #	0.69% #	0.69% #	0.69% #	0.70% #
Net investment income (loss) to average daily net assets	2.37%	1.90%	1.93%	1.95%	1.80%
Portfolio turnover rate	148%	139%	144%	150%	102%

	Class S
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of year	$13.29	$13.57	$12.25	$10.96

Income (loss) from investment operations:
Net investment income (loss)	0.28 ***	0.25 ***	0.26 ***	0.25 ***
Net realized and unrealized gain (loss) on investments	(4.98)	0.87	2.17	1.15

Total income (loss) from investment operations	(4.70)	1.12	2.43	1.40

Less distributions to shareholders:
From net investment income	(0.06)	(0.27)	(0.20)	(0.05)
From net realized gains	-	(1.08)	(0.91)	(0.06)
Tax return of capital	-	(0.05)	-	-

Total distributions	(0.06)	(1.40)	(1.11)	(0.11)

Net asset value, end of year	$8.53	$13.29	$13.57	$12.25

Total Return^	(35.50)%	8.55%	21.37%	12.85%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$166,317	$287,201	$241	$112
Ratio of expenses to average daily net assets:
Before expense waiver	0.60%	0.60%	0.64%	0.66%
After expense waiver	0.60% #	0.59% #	0.59% #	0.59% #
Net investment income (loss) to average daily net assets	2.45%	1.80%	2.04%	2.08%
Portfolio turnover rate	148%	139%	144%	150%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  129  –

MASSMUTUAL PREMIER ENHANCED INDEX VALUE FUND

	Class N
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$13.19	$13.48	$12.16		$10.96

Income (loss) from investment operations:
Net investment income (loss)	0.19 ***	0.15 ***	0.15	***	0.15	***
Net realized and unrealized gain (loss) on investments	(4.93)	0.79	2.18		1.15

Total income (loss) from investment operations	(4.74)	0.94	2.33		1.30

Less distributions to shareholders:
From net investment income	(0.03)	(0.12)	(0.10)		(0.04)
From net realized gains	-	(1.08)	(0.91)		(0.06)
Tax return of capital	-	(0.03)	-		-

Total distributions	(0.03)	(1.23)	(1.01)		(0.10)

Net asset value, end of year	$8.42	$13.19	$13.48		$12.16

Total Return^	(36.01)% ^^	7.26% ^^	20.35%	^^	11.96%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$216	$468	$134		$111
Ratio of expenses to average daily net assets:
Before expense waiver	1.41%	1.41%	1.45%		1.47%
After expense waiver	1.41% #	1.40% #	1.40%	#	1.40%	#
Net investment income (loss) to average daily net assets	1.66%	1.13%	1.23%		1.27%
Portfolio turnover rate	148%	139%	144%		150%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  130  –

MASSMUTUAL PREMIER ENHANCED INDEX CORE EQUITY FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$13.83	$12.46		$10.80		$9.95

Income (loss) from investment operations:
Net investment income (loss)	0.13 ***	0.10	***	0.09	***	0.09	***
Net realized and unrealized gain (loss) on investments	(5.24)	1.38		1.67		0.81

Total income (loss) from investment operations	(5.11)	1.48		1.76		0.90

Less distributions to shareholders:
From net investment income	(0.12)	(0.11)		(0.10)		(0.05)

Total distributions	(0.12)	(0.11)		(0.10)		(0.05)

Net asset value, end of year	$8.60	$13.83		$12.46		$10.80

Total Return^	(37.19)% ^^	11.89%	^^	16.45%	^^	9.02%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$4,557	$7,136		$2,693		$344
Ratio of expenses to average daily net assets:
Before expense waiver	1.20%	1.13%		1.20%		1.20%
After expense waiver	1.09% #	1.09%	#	1.09%	#	1.09%	#
Net investment income (loss) to average daily net assets	1.11%	0.79%		0.78%		0.86%
Portfolio turnover rate	138%	148%		163%		154%

	Class L
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$13.90	$12.50		$10.82		$9.95

Income (loss) from investment operations:
Net investment income (loss)	0.16 ***	0.14	***	0.13	***	0.12	***
Net realized and unrealized gain (loss) on investments	(5.25)	1.37		1.67		0.80

Total income (loss) from investment operations	(5.09)	1.51		1.80		0.92

Less distributions to shareholders:
From net investment income	(0.15)	(0.11)		(0.12)		(0.05)

Total distributions	(0.15)	(0.11)		(0.12)		(0.05)

Net asset value, end of year	$8.66	$13.90		$12.50		$10.82

Total Return^	(37.05)%	12.17%		16.78%		9.26%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$1,234	$1,972		$777		$720
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%	0.88%		0.94%		0.95%
After expense waiver	0.84% #	0.84%	#	0.84%	#	0.84%	#
Net investment income (loss) to average daily net assets	1.37%	1.04%		1.13%		1.08%
Portfolio turnover rate	138%	148%		163%		154%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  131  –

MASSMUTUAL PREMIER ENHANCED INDEX CORE EQUITY FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Year Ended 10/31/04
Net asset value, beginning of year	$13.92	$12.51		$10.83		$9.95		$9.28

Income (loss) from investment operations:
Net investment income (loss)	0.19 ***	0.16	***	0.15	***	0.16	***	0.11
Net realized and unrealized gain (loss) on investments	(5.28)	1.38		1.67		0.77		0.74

Total income (loss) from investment operations	(5.09)	1.54		1.82		0.93		0.85

Less distributions to shareholders:
From net investment income	(0.16)	(0.13)		(0.14)		(0.05)		(0.18)

Total distributions	(0.16)	(0.13)		(0.14)		(0.05)		(0.18)

Net asset value, end of year	$8.67	$13.92		$12.51		$10.83		$9.95

Total Return	(37.02)% ^	12.33%	^	17.00%	^	9.39%	^	9.17%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$10,009	$57,125		$39,859		$31,582		$30,017
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%	0.73%		0.79%		0.80%		1.00%
After expense waiver	0.69% #	0.69%	#	0.69%	#	0.69%	#	0.70% #
Net investment income (loss) to average daily net assets	1.56%	1.21%		1.28%		1.46%		1.06%
Portfolio turnover rate	138%	148%		163%		154%		116%
	Class S
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$13.96	$12.55		$10.85		$9.95

Income (loss) from investment operations:
Net investment income (loss)	0.19 ***	0.18	***	0.16	***	0.17	***
Net realized and unrealized gain (loss) on investments	(5.29)	1.37		1.68		0.78

Total income (loss) from investment operations	(5.10)	1.55		1.84		0.95

Less distributions to shareholders:
From net investment income	(0.17)	(0.14)		(0.14)		(0.05)

Total distributions	(0.17)	(0.14)		(0.14)		(0.05)

Net asset value, end of year	$8.69	$13.96		$12.55		$10.85

Total Return^	(36.92)%	12.48%		17.01%		9.70%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$415	$390		$204		$109
Ratio of expenses to average daily net assets:
Before expense waiver	0.75%	0.68%		0.74%		0.70%
After expense waiver	0.59% #	0.59%	#	0.59%	#	0.59%	#
Net investment income (loss) to average daily net assets	1.60%	1.33%		1.37%		1.56%
Portfolio turnover rate	138%	148%		163%		154%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  132  –

MASSMUTUAL PREMIER ENHANCED INDEX CORE EQUITY FUND

	Class N
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$13.83	$12.44		$10.77		$9.95

Income (loss) from investment operations:
Net investment income (loss)	0.09 ***	0.05	***	0.07	***	0.08	***
Net realized and unrealized gain (loss) on investments	(5.22)	1.39		1.66		0.78

Total income (loss) from investment operations	(5.13)	1.44		1.73		0.86

Less distributions to shareholders:
From net investment income	(0.12)	(0.05)		(0.06)		(0.04)

Total distributions	(0.12)	(0.05)		(0.06)		(0.04)

Net asset value, end of year	$8.58	$13.83		$12.44		$10.77

Total Return^	(37.48)% ^^	11.58%	^^	16.13%	^^	8.66%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$512	$636		$125		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.50%	1.43%		1.49%		1.51%
After expense waiver	1.40% #	1.40%	#	1.40%	#	1.40%	#
Net investment income (loss) to average daily net assets	0.80%	0.39%		0.57%		0.75%
Portfolio turnover rate	138%	148%		163%		154%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  133  –

MASSMUTUAL PREMIER MAIN STREET FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$12.50	$11.58	$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07 ***	0.09 ***	0.06	***	0.05	***
Net realized and unrealized gain (loss) on investments	(4.42)	1.48	1.49		0.10

Total income (loss) from investment operations	(4.35)	1.57	1.55		0.15

Less distributions to shareholders:
From net investment income	(0.09)	(0.09)	(0.12)		-
From net realized gains	(1.61)	(0.56)	-		-

Total distributions	(1.70)	(0.65)	(0.12)		-

Net asset value, end of period	$6.45	$12.50	$11.58		$10.15

Total Return^	(39.67)% ^^	14.20% ^^	15.35%	^^	1.50%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$11,185	$20,165	$13,292		$4,562
Ratio of expenses to average daily net assets:
Before expense waiver	1.27%	1.27%	1.27%		1.25%	*
After expense waiver	1.16% #	1.16% #	1.23%	#	1.23%	*#
Net investment income (loss) to average daily net assets	0.79%	0.73%	0.58%		0.54%	*
Portfolio turnover rate	116%	105%	110%		78%	**

	Class L
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$12.59	$11.64	$10.17		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10 ***	0.12 ***	0.10	***	0.08	***
Net realized and unrealized gain (loss) on investments	(4.46)	1.49	1.48		0.09

Total income (loss) from investment operations	(4.36)	1.61	1.58		0.17

Less distributions to shareholders:
From net investment income	(0.11)	(0.10)	(0.11)		-
From net realized gains	(1.61)	(0.56)	-		-

Total distributions	(1.72)	(0.66)	(0.11)		-

Net asset value, end of period	$6.51	$12.59	$11.64		$10.17

Total Return^	(39.50)%	14.52%	15.69%		1.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$47,796	$99,145	$107,627		$99,450
Ratio of expenses to average daily net assets:
Before expense waiver	1.02%	1.02%	1.02%		1.01%	*
After expense waiver	0.91% #	0.91% #	0.93%	#	0.93%	*#
Net investment income (loss) to average daily net assets	1.04%	1.01%	0.92%		0.93%	*
Portfolio turnover rate	116%	105%	110%		78%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  134  –

MASSMUTUAL PREMIER MAIN STREET FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$12.55	$11.64	$10.17		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11 ***	0.13 ***	0.11	***	0.08	***
Net realized and unrealized gain (loss) on investments	(4.48)	1.48	1.49		0.09

Total income (loss) from investment operations	(4.37)	1.61	1.60		0.17

Less distributions to shareholders:
From net investment income	-	(0.14)	(0.13)		-
From net realized gains	(1.61)	(0.56)	-		-

Total distributions	(1.61)	(0.70)	(0.13)		-

Net asset value, end of period	$6.57	$12.55	$11.64		$10.17

Total Return^	(39.40)%	14.43%	15.96%		1.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$66	$126	$117		$102
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%	0.87%	0.87%		0.85%	*
After expense waiver	0.76% #	0.76% #	0.83%	#	0.83%	*#
Net investment income (loss) to average daily net assets	1.20%	1.10%	1.02%		1.01%	*
Portfolio turnover rate	116%	105%	110%		78%	**

	Class S
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$12.63	$11.69	$10.19		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11 ***	0.15 ***	0.14	***	0.10	***
Net realized and unrealized gain (loss) on investments	(4.46)	1.49	1.49		0.09

Total income (loss) from investment operations	(4.35)	1.64	1.63		0.19

Less distributions to shareholders:
From net investment income	(0.14)	(0.14)	(0.13)		-
From net realized gains	(1.61)	(0.56)	-		-

Total distributions	(1.75)	(0.70)	(0.13)		-

Net asset value, end of period	$6.53	$12.63	$11.69		$10.19

Total Return^	(39.38)%	14.74%	16.18%		1.90%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$119,111	$244,758	$246,658		$229,247
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%	0.82%	0.82%		0.81%	*
After expense waiver	0.71% #	0.67% #	0.60%	#	0.60%	*#
Net investment income (loss) to average daily net assets	1.24%	1.24%	1.25%		1.26%	*
Portfolio turnover rate	116%	105%	110%		78%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  135  –

MASSMUTUAL PREMIER MAIN STREET FUND

	Class N
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$12.52	$11.58		$10.11		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04 ***	0.05	***	0.03	***	0.03	***
Net realized and unrealized gain (loss) on investments	(4.44)	1.49		1.50		0.08

Total income (loss) from investment operations	(4.40)	1.54		1.53		0.11

Less distributions to shareholders:
From net investment income	(0.04)	(0.04)		(0.06)		-
From net realized gains	(1.61)	(0.56)		-		-

Total distributions	(1.65)	(0.60)		(0.06)		-

Net asset value, end of period	$6.47	$12.52		$11.58		$10.11

Total Return^	(39.88)% ^^	13.87%	^^	15.07%	^^	1.20%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$224	$125		$116		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.57%	1.57%		1.57%		1.55%	*
After expense waiver	1.46% #	1.46%	#	1.53%	#	1.53%	*#
Net investment income (loss) to average daily net assets	0.48%	0.45%		0.31%		0.31%	*
Portfolio turnover rate	116%	105%		110%		78%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  136  –

MASSMUTUAL PREMIER CAPITAL APPRECIATION FUND

	Class A
	Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$13.41		$10.98		$10.06		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.03	)***	(0.02	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	(5.59)		2.46		0.94		0.06

Total income (loss) from investment operations	(5.61)		2.43		0.92		0.06

Less distributions to shareholders:
From net realized gains	(0.27)		-		-		-

Total distributions	(0.27)		-		-		-

Net asset value, end of period	$7.53		$13.41		$10.98		$10.06

Total Return^	(42.62)%	^^	22.13%	^^	9.15%	^^	0.60%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$182,254		$363,471		$317,251		$294,065
Ratio of expenses to average daily net assets:
Before expense waiver	1.23%		1.23%		1.23%		1.23%	*
After expense waiver	1.09%	#	1.09%	#	1.09%	#	1.09%	*#
Net investment income (loss) to average daily net assets	(0.18)%		(0.21)%		(0.22)%		0.06%	*
Portfolio turnover rate	75%		57%		58%		59%	**

	Class L
	Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$13.41		$10.97		$10.07		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.01	)***	(0.01	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	(5.59)		2.45		0.95		0.07

Total income (loss) from investment operations	(5.60)		2.44		0.94		0.07

Less distributions to shareholders:
From net investment income	-		-		(0.04)		-
From net realized gains	(0.27)		-		-		-
Tax return of capital	-		-		(0.00	)†	-

Total distributions	(0.27)		-		(0.04)		-

Net asset value, end of period	$7.54		$13.41		$10.97		$10.07

Total Return^	(42.55)%		22.24%		9.30%		0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$53,947		$75,119		$23,252		$10,104
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%		0.98%		0.99%		0.98%	*
After expense waiver	0.97%	#	0.97%	#	0.97%	#	0.97%	*#
Net investment income (loss) to average daily net assets	(0.07)%		(0.08)%		(0.12)%		0.00%	*
Portfolio turnover rate	75%		57%		58%		59%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  137  –

MASSMUTUAL PREMIER CAPITAL APPRECIATION FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$13.45	$10.98		$10.07		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 ***	0.01	***	0.00	***†	0.02	***
Net realized and unrealized gain (loss) on investments	(5.62)	2.46		0.95		0.05

Total income (loss) from investment operations	(5.61)	2.47		0.95		0.07

Less distributions to shareholders:
From net investment income	-	-		(0.04)		-
From net realized gains	(0.27)	-		-		-
Tax return of capital	-	-		(0.00	)†	-

Total distributions	(0.27)	-		(0.04)		-

Net asset value, end of period	$7.57	$13.45		$10.98		$10.07

Total Return^	(42.49)%	22.50%		9.49%		0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$21,666	$57,564		$45,576		$23,856
Ratio of expenses to average daily net assets:
Before expense waiver	0.83%	0.83%		0.83%		0.84%	*
After expense waiver	0.82% #	0.82%	#	0.82%	#	0.82%	*#
Net investment income (loss) to average daily net assets	0.10%	0.06%		0.04%		0.20%	*
Portfolio turnover rate	75%	57%		58%		59%	**

	Class S
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$13.51	$11.01		$10.09		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02 ***	0.02	***	0.02	***	0.04	***
Net realized and unrealized gain (loss) on investments	(5.65)	2.48		0.94		0.05

Total income (loss) from investment operations	(5.63)	2.50		0.96		0.09

Less distributions to shareholders:
From net investment income	(0.01)	-		(0.04)		-
From net realized gains	(0.27)	-		-		-
Tax return of capital	(0.00)†	-		(0.00	)†	-

Total distributions	(0.28)	-		(0.04)		-

Net asset value, end of period	$7.60	$13.51		$11.01		$10.09

Total Return^	(42.46)%	22.71%		9.51%		0.90%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$414,956	$715,738		$544,457		$485,248
Ratio of expenses to average daily net assets:
Before expense waiver	0.78%	0.78%		0.78%		0.78%	*
After expense waiver	0.71% #	0.71%	#	0.71%	#	0.71%	*#
Net investment income (loss) to average daily net assets	0.19%	0.17%		0.16%		0.45%	*
Portfolio turnover rate	75%	57%		58%		59%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  138  –

MASSMUTUAL PREMIER CAPITAL APPRECIATION FUND

	Class N
	Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$13.27		$10.90		$10.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)***	(0.07	)***	(0.06	)***	(0.02	)***

Net realized and unrealized gain (loss) on investments	(5.52)		2.44		0.93		0.05

Total income (loss) from investment operations	(5.58)		2.37		0.87		0.03

Less distributions to shareholders:
From net realized gains	(0.27)		-		-		-

Total distributions	(0.27)		-		-		-

Net asset value, end of period	$7.42		$13.27		$10.90		$10.03

Total Returrn^	(42.85)%	^^	21.74%	^^	8.67%	^^	0.30%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$898		$1,624		$1,014		$426
Ratio of expenses to average daily net assets:
Before expense waiver	1.53%		1.53%		1.53%		1.53%	*
After expense waiver	1.46%	#	1.46%	#	1.46%	#	1.46%	*#
Net investment income (loss) to average daily net assets	(0.55)%		(0.58)%		(0.62)%		(0.29)%	*
Portfolio turnover rate	75%		57%		58%		59%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  139  –

MASSMUTUAL PREMIER ENHANCED INDEX GROWTH FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$10.77	$9.14	$8.24		$7.65

Income (loss) from investment operations:
Net investment income (loss)	0.03 ***	0.02 ***	0.02	***	0.02	***
Net realized and unrealized gain (loss) on investments	(3.94)	1.62	0.91		0.61

Total income (loss) from investment operations	(3.91)	1.64	0.93		0.63

Less distributions to shareholders:
From net investment income	(0.02)	(0.01)	(0.03)		(0.04)
From net realized gains	(0.32)	-	-		-

Total distributions	(0.34)	(0.01)	(0.03)		(0.04)

Net asset value, end of year	$6.52	$10.77	$9.14		$8.24

Total Return^	(37.38)% ^^	17.91% ^^	11.33%	^^	8.20%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$3,096	$4,532	$1,621		$226
Ratio of expenses to average daily net assets:
Before expense waiver	1.03%	1.02%	1.12%		1.15%
After expense waiver	1.02% #	N/A	1.07%	#	1.09%	#
Net investment income (loss) to average daily net assets	0.32%	0.20%	0.24%		0.28%
Portfolio turnover rate	155%	181%	163%		127%

	Class L
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$10.82	$9.18	$8.26		$7.65

Income (loss) from investment operations:
Net investment income (loss)	0.05 ***	0.04 ***	0.02	***	0.06	***
Net realized and unrealized gain (loss) on investments	(3.96)	1.63	0.92		0.59

Total income (loss) from investment operations	(3.91)	1.67	0.94		0.65

Less distributions to shareholders:
From net investment income	(0.04)	(0.03)	(0.02)		(0.04)
From net realized gains	(0.32)	-	-		-

Total distributions	(0.36)	(0.03)	(0.02)		(0.04)

Net asset value, end of year	$6.55	$10.82	$9.18		$8.26

Total Return^	(37.22)%	18.29%	11.44%		8.50%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$54,216	$92,738	$8,280		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.78%	0.77%	0.89%		0.91%
After expense waiver	0.78% #	N/A	0.84%	#	0.84%	#
Net investment income (loss) to average daily net assets	0.58%	0.42%	0.24%		0.70%
Portfolio turnover rate	155%	181%	163%		127%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  140  –

MASSMUTUAL PREMIER ENHANCED INDEX GROWTH FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Year Ended 10/31/05		Year Ended 10/31/04
Net asset value, beginning of year	$10.85	$9.20	$8.27		$7.65		$7.41

Income (loss) from investment operations:
Net investment income (loss)	0.07	0.06 ***	0.05	***	0.06	***	0.02
Net realized and unrealized gain (loss) on investments	(3.98)	1.63	0.92		0.60		0.26

Total income (loss) from investment operations	(3.91)	1.69	0.97		0.66		0.28

Less distributions to shareholders:
From net investment income	(0.04)	(0.04)	(0.04)		(0.04)		(0.04)
From net realized gains	(0.32)	-	-		-		-

Total distributions	(0.36)	(0.04)	(0.04)		(0.04)		(0.04)

Net asset value, end of year	$6.58	$10.85	$9.20		$8.27		$7.65

Total Return	(37.16)% ^	18.40% ^	11.71%	^	8.66%	^	3.83%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$40,591	$99,772	$52,415		$33,336		$21,313
Ratio of expenses to average daily net assets:
Before expense waiver	0.63%	0.62%	0.73%		0.76%		1.15%
After expense waiver	0.63% #	N/A	0.67%	#	0.69%	#	0.70% #
Net investment income (loss) to average daily net assets	0.74%	0.62%	0.62%		0.78%		0.36%
Portfolio turnover rate	155%	181%	163%		127%		112%

	Class S
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$10.84	$9.21	$8.28		$7.65

Income (loss) from investment operations:
Net investment income (loss)	0.07 ***	0.06 ***	0.06	***	0.08	***
Net realized and unrealized gain (loss) on investments	(3.97)	1.61	0.91		0.59

Total income (loss) from investment operations	(3.90)	1.67	0.97		0.67

Less distributions to shareholders:
From net investment income	(0.05)	(0.04)	(0.04)		(0.04)
From net realized gains	(0.32)	-	-		-

Total distributions	(0.37)	(0.04)	(0.04)		(0.04)

Net asset value, end of year	$6.57	$10.84	$9.21		$8.28

Total Return^	(37.16)%	18.20%	11.74%		8.80%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$67,554	$140,611	$332		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.58%	0.57%	0.67%		0.71%
After expense waiver	0.58% #	N/A	0.57%	#	0.59%	#
Net investment income (loss) to average daily net assets	0.79%	0.61%	0.72%		0.95%
Portfolio turnover rate	155%	181%	163%		127%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  141  –

MASSMUTUAL PREMIER ENHANCED INDEX GROWTH FUND

	Class N
	Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$10.72		$9.11		$8.22		$7.65

Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	(0.01	)***	(0.01	)***	0.01	**
Net realized and unrealized gain (loss) on investments	(3.92)		1.62		0.90		0.59

Total income (loss) from investment operations	(3.92)		1.61		0.89		0.60

Less distributions to shareholders:
From net investment income	-		-		-		(0.03)
From net realized gains	(0.32)		-		-		-

Total distributions	(0.32)		-		-		(0.03)

Net asset value, end of year	$6.48		$10.72		$9.11		$8.22

Total Return^	(37.52)%	^^	17.67%	^^	10.83%	^^	7.88%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$85		$140		$119		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.33%		1.32%		1.42%		1.46%
After expense waiver	1.33%	#	N/A		1.38%	#	1.40%	#
Net investment income (loss) to average daily net assets	0.02%		(0.06)%		(0.07)%		0.14%
Portfolio turnover rate	155%		181%		163%		127%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  142  –

MASSMUTUAL PREMIER DISCOVERY VALUE FUND

	Class A						Class L
	Year Ended 10/31/08		Year Ended 10/31/07		Period Ended 10/31/06+		Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$12.95		$11.57		$10.00		$13.00	$11.59		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.03	)***	0.08	***	0.01 ***	0.00	***†	0.10	***
Net realized and unrealized gain (loss) on investments	(6.06)		2.41		1.50		(6.08)	2.42		1.50

Total income (loss) from investment operations	(6.07)		2.38		1.58		(6.07)	2.42		1.60

Less distributions to shareholders:
From net investment income	-		(0.07)		(0.01)		(0.01)	(0.08)		(0.01)
From net realized gains	(0.56)		(0.93)		-		(0.56)	(0.93)		-

Total distributions	(0.56)		(1.00)		(0.01)		(0.57)	(1.01)		(0.01)

Net asset value, end of period	$6.32		$12.95		$11.57		$6.36	$13.00		$11.59

Total Return^	(48.86)%	^^	21.97%	^^	15.76%	**^^	(48.71)%	22.30%		15.98%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$14,031		$18,211		$158		$3,026	$1,322		$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.46%		1.67%		1.90%	*	1.21%	1.42%		1.65%	*
After expense waiver	1.40%	#	1.40%	#	1.40%	*#	1.15% #	1.15%	#	1.15%	*#
Net investment income (loss) to average daily net assets	(0.11)%		(0.24)%		0.78%	*	0.14%	0.03%		0.99%	*
Portfolio turnover rate	121%		119%		180%	**	121%	119%		180%	**

	Class Y						Class S
	Year Ended 10/31/08		Year Ended 10/31/07		Period Ended 10/31/06+		Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$13.02		$11.61		$10.00		$13.02	$11.61		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.02	***	0.11	***	0.04 ***	0.02	***	0.12	***
Net realized and unrealized gain (loss) on investments	(6.10)		2.41		1.51		(6.11)	2.42		1.50

Total income (loss) from investment operations	(6.07)		2.43		1.62		(6.07)	2.44		1.62

Less distributions to shareholders:
From net investment income	(0.01)		(0.09)		(0.01)		(0.01)	(0.10)		(0.01)
From net realized gains	(0.56)		(0.93)		-		(0.56)	(0.93)		-

Total distributions	(0.57)		(1.02)		(0.01)		(0.57)	(1.03)		(0.01)

Net asset value, end of period	$6.38		$13.02		$11.61		$6.38	$13.02		$11.61

Total Return^	(48.62)%		22.45%		16.20%	**	(48.60)%	22.53%		16.21%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,745		$10,352		$116		$14,024	$26,301		$11,905
Ratio of expenses to average daily net assets:
Before expense waiver	1.06%		1.27%		1.50%	*	0.96%	1.17%		1.40%	*
After expense waiver	1.00%	#	1.00%	#	1.00%	*#	0.93% #	0.93%	#	0.93%	*#
Net investment income (loss) to average daily net assets	0.29%		0.19%		1.14%	*	0.36%	0.18%		1.21%	*
Portfolio turnover rate	121%		119%		180%	**	121%	119%		180%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  143  –

MASSMUTUAL PREMIER DISCOVERY VALUE FUND

	Class N
	Year Ended 10/31/08		Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$12.93		$11.54		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	(0.05	)***	0.04	***
Net realized and unrealized gain (loss) on investments	(6.03)		2.39		1.50

Total income (loss) from investment operations	(6.07)		2.34		1.54

Less distributions to shareholders:
From net investment income	-		(0.02)		(0.00	)†
From net realized gains	(0.56)		(0.93)		-

Total distributions	(0.56)		(0.95)		(0.00)

Net asset value, end of period	$6.30		$12.93		$11.54

Total Return^	(49.02)%	^^	21.58%	^^	15.42%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$607		$883		$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.86%		2.07%		2.30%	*
After expense waiver	1.70%	#	1.70%	#	1.70%	*#
Net investment income (loss) to average daily net assets	(0.41)%		(0.39)%		0.44%	*
Portfolio turnover rate	121%		119%		180%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  144  –

MASSMUTUAL PREMIER SMALL CAPITALIZATION VALUE FUND

	Class A
	Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$15.47		$16.27		$14.71		$13.95

Income (loss) from investment operations:
Net investment income (loss)	0.04	***	(0.06	)***	(0.08	)***	(0.08	)***
Net realized and unrealized gain (loss) on investments	(5.08)		0.66		2.16		0.84

Total income (loss) from investment operations	(5.04)		0.60		2.08		0.76

Less distributions to shareholders:
From net realized gains	(3.90)		(1.40)		(0.52)		-

Total distributions	(3.90)		(1.40)		(0.52)		-

Net asset value, end of year	$6.53		$15.47		$16.27		$14.71

Total Return^	(41.89)%	^^	3.80%	^^	14.57%	^^	5.45%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$1,863		$3,671		$3,899		$2,724
Ratio of expenses to average daily net assets:
Before expense waiver	1.39%		1.32%		1.32%		1.32%
After expense waiver	1.37%	#	1.30%	#	1.30%	#	1.30%	#
Net investment income (loss) to average daily net assets	0.44%		(0.36)%		(0.52)%		(0.51)%
Portfolio turnover rate	104%		70%		33%		32%

	Class L
	Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$15.63		$16.38		$14.75		$13.95

Income (loss) from investment operations:
Net investment income (loss)	(0.07	)***	(0.00	)***†	(0.04	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	(5.02)		0.65		2.19		0.84

Total income (loss) from investment operations	(5.09)		0.65		2.15		0.80

Less distributions to shareholders:
From net realized gains	(3.90)		(1.40)		(0.52)		-

Total distributions	(3.90)		(1.40)		(0.52)		-

Net asset value, end of year	$6.64		$15.63		$16.38		$14.75

Total Return^	(41.74)%		4.04%		15.09%		5.73%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$1		$1		$236		$1,726
Ratio of expenses to average daily net assets:
Before expense waiver	2.52%		1.07%		1.07%		1.07%
After expense waiver	2.52%	#	1.05%	#	1.05%	#	1.05%	#
Net investment income (loss) to average daily net assets	(0.91)%		(0.01)%		(0.24)%		(0.27)%
Portfolio turnover rate	104%		70%		33%		32%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  145  –

MASSMUTUAL PREMIER SMALL CAPITALIZATION VALUE FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$15.67	$16.40		$14.77		$13.95

Income (loss) from investment operations:
Net investment income (loss)	0.07 ***	0.00	***†	(0.02	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(5.17)	0.67		2.17		0.84

Total income (loss) from investment operations	(5.10)	0.67		2.15		0.82

Less distributions to shareholders:
From net realized gains	(3.90)	(1.40)		(0.52)		-

Total distributions	(3.90)	(1.40)		(0.52)		-

Net asset value, end of year	$6.67	$15.67		$16.40		$14.77

Total Return^	(41.70)%	4.23%		14.99%		5.88%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$1,094	$7,642		$2,000		$641
Ratio of expenses to average daily net assets:
Before expense waiver	0.99%	0.92%		0.92%		0.92%
After expense waiver	0.97% #	0.90%	#	0.90%	#	0.90%	#
Net investment income (loss) to average daily net assets	0.64%	0.02%		(0.10)%		(0.11)%
Portfolio turnover rate	104%	70%		33%		32%

	Class S
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Year Ended 10/31/04
Net asset value, beginning of year	$15.69	$16.42		$14.78		$13.95		$12.80

Income (loss) from investment operations:
Net investment income (loss)	0.05 ***	0.02	***	(0.01	)***	(0.01	)***	0.02
Net realized and unrealized gain (loss) on investments	(5.16)	0.65		2.17		0.84		2.22

Total income (loss) from investment operations	(5.11)	0.67		2.16		0.83		2.24

Less distributions to shareholders:
From net investment income	(0.01)	-		-		-		(0.04)
From net realized gains	(3.90)	(1.40)		(0.52)		-		(1.05)

Total distributions	(3.91)	(1.40)		(0.52)		-		(1.09)

Net asset value, end of year	$6.67	$15.69		$16.42		$14.78		$13.95

Total Return	(41.71)% ^	4.23%	^	15.05%	^	5.95%	^	17.48%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$15,778	$91,325		$113,892		$101,002		$102,717
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%	0.87%		0.87%		0.87%		0.90%
After expense waiver	0.92% #	0.85%	#	0.85%	#	0.85%	#	0.85% #
Net investment income (loss) to average daily net assets	0.49%	0.10%		(0.06)%		(0.07)%		0.17%
Portfolio turnover rate	104%	70%		33%		32%		66%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  146  –

MASSMUTUAL PREMIER SMALL CAPITALIZATION VALUE FUND

	Class N
	Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$15.32		$16.17		$14.67		$13.95

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.10	)***	(0.13	)***	(0.12	)***
Net realized and unrealized gain (loss) on investments	(4.97)		0.65		2.15		0.84

Total income (loss) from investment operations	(5.00)		0.55		2.02		0.72

Less distributions to shareholders:
From net realized gains	(3.90)		(1.40)		(0.52)		-

Total distributions	(3.90)		(1.40)		(0.52)		-

Net asset value, end of year	$6.42		$15.32		$16.17		$14.67

Total Return^	(42.09)%	^^	3.50%	^^	14.19%	^^	5.16%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$97		$1,537		$1,520		$106
Ratio of expenses to average daily net assets:
Before expense waiver	1.68%		1.62%		1.62%		1.62%
After expense waiver	1.67%	#	1.60%	#	1.60%	#	1.60%	#
Net investment income (loss) to average daily net assets	(0.30)%		(0.65)%		(0.81)%		(0.82)%
Portfolio turnover rate	104%		70%		33%		32%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  147  –

MASSMUTUAL PREMIER MAIN STREET SMALL CAP FUND

	Class A					Class L
	Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06+		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$11.47	$10.45		$10.00		$11.50	$10.45	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 ***	0.06	***	(0.00	)***†	0.03 ***	0.08 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	(4.37)	0.97		0.45		(4.39)	0.98	0.45

Total income (loss) from investment operations	(4.36)	1.03		0.45		(4.36)	1.06	0.45

Less distributions to shareholders:
From net investment income	(0.05)	-		-		(0.05)	-	-
From net realized gains	(0.20)	(0.01)		-		(0.20)	(0.01)	-

Total distributions	(0.25)	(0.01)		-		(0.25)	(0.01)	-

Net asset value, end of period	$6.86	$11.47		$10.45		$6.89	$11.50	$10.45

Total Return^	(38.72)% ^^	9.85%	^^	4.50%	**^^	(38.61)%	10.14%	4.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,051	$3,420		$104		$35,469	$49,729	$105
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%	1.40%		5.08%	*	1.09%	1.15%	4.83%	*
After expense waiver	1.14% #	1.14%	#	1.14%	*#	0.89% #	0.89% #	0.89%	*#
Net investment income (loss) to average daily net assets	0.06%	0.52%		(0.19)%	*	0.30%	0.74%	0.07%	*
Portfolio turnover rate	131%	127%		17%	**	131%	127%	17%	**

	Class Y					Class S
	Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06+		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$11.52	$10.45		$10.00		$11.52	$10.45	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04 ***	0.07	***	0.00	***†	0.05 ***	0.10 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	(4.38)	1.01		0.45		(4.39)	0.99	0.45

Total income (loss) from investment operations	(4.34)	1.08		0.45		(4.34)	1.09	0.45

Less distributions to shareholders:
From net investment income	(0.10)	-		-		(0.07)	(0.01)	-
From net realized gains	(0.20)	(0.01)		-		(0.20)	(0.01)	-

Total distributions	(0.30)	(0.01)		-		(0.27)	(0.02)	-

Net asset value, end of period	$6.88	$11.52		$10.45		$6.91	$11.52	$10.45

Total Return^	(38.50)%	10.33%		4.50%	**	(38.43)%	10.41%	4.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$9	$-		$105		$50,384	$68,822	$10,034
Ratio of expenses to average daily net assets:
Before expense waiver	0.94%	1.00%		4.68%	*	0.84%	0.90%	4.58%	*
After expense waiver	0.79% #	0.79%	#	0.79%	*#	0.69% #	0.69% #	0.69%	*#
Net investment income (loss) to average daily net assets	0.38%	0.67%		0.17%	*	0.50%	0.87%	0.27%	*
Portfolio turnover rate	131%	127%		17%	**	131%	127%	17%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period September 27, 2006 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  148  –

MASSMUTUAL PREMIER MAIN STREET SMALL CAP FUND

	Class N
	Year Ended 10/31/08		Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$11.44		$10.44		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.01	***	(0.01	)***
Net realized and unrealized gain (loss) on investments	(4.36)		1.00		0.45

Total income (loss) from investment operations	(4.39)		1.01		0.44

Less distributions to shareholders:
From net realized gains	(0.20)		(0.01)		-

Total distributions	(0.20)		(0.01)		-

Net asset value, end of period	$6.85		$11.44		$10.44

Total Return^	(38.97)%	^^	9.67%	^^	4.40%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$22		$33		$104
Ratio of expenses to average daily net assets:
Before expense waiver	1.64%		1.70%		5.38%	*
After expense waiver	1.49%	#	1.49%	#	1.49%	*#
Net investment income (loss) to average daily net assets	(0.29)%		0.11%		(0.54)%	*
Portfolio turnover rate	131%		127%		17%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period September 27, 2006 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  149  –

MASSMUTUAL PREMIER SMALL COMPANY OPPORTUNITIES FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Year Ended 10/31/04
Net asset value, beginning of year	$12.60	$16.99		$16.84		$15.79		$15.16

Income (loss) from investment operations:
Net investment income (loss)	0.01 ***	0.05	***	(0.04	)***	(0.05	)***	(0.08)
Net realized and unrealized gain (loss) on investments	(4.11)	1.26		1.63		1.10		1.31

Total income (loss) from investment operations	(4.10)	1.31		1.59		1.05		1.23

Less distributions to shareholders:
From net investment income	(0.05)	-		-		-		-
From net realized gains	(2.17)	(5.70)		(1.44)		(0.00	)†	(0.60)
Tax return of capital	-	-		-		-		-

Total distributions	(2.22)	(5.70)		(1.44)		(0.00)		(0.60)

Net asset value, end of year	$6.28	$12.60		$16.99		$16.84		$15.79

Total Return^	(38.44)% ^^	9.94%	^^	9.81%	^^	6.74%	^^	8.13%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$69,067	$163,154		$236,029		$411,467		$452,238
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	1.23%		1.17%		1.15%		1.13%
After expense waiver	1.14% #	1.14%	#	1.14%	#	1.14%	#	N/A
Net investment income (loss) to average daily net assets	0.08%	0.40%		(0.24)%		(0.28)%		(0.45)%
Portfolio turnover rate	109%	111%		134%		45%		43%

	Class L
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$12.74	$17.08		$16.89		$15.79

Income (loss) from investment operations:
Net investment income (loss)	0.03 ***	0.08	***	0.00	***†	(0.01	)***
Net realized and unrealized gain (loss) on investments	(4.16)	1.28		1.63		1.11

Total income (loss) from investment operations	(4.13)	1.36		1.63		1.10

Less distributions to shareholders:
From net investment income	(0.07)	-		-		-
From net realized gains	(2.17)	(5.70)		(1.44)		(0.00	)†

Total distributions	(2.24)	(5.70)		(1.44)		(0.00)

Net asset value, end of year	$6.37	$12.74		$17.08		$16.89

Total Return^	(38.30)%	10.28%		10.09%		6.99%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$4,637	$8,595		$74,494		$88,802
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	0.98%		0.92%		0.90%
After expense waiver	0.89% #	0.89%	#	0.89%	#	0.89%	#
Net investment income (loss) to average daily net assets	0.33%	0.56%		0.02%		(0.03)%
Portfolio turnover rate	109%	111%		134%		45%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  150  –

MASSMUTUAL PREMIER SMALL COMPANY OPPORTUNITIES FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$12.79	$17.11		$16.91		$15.79

Income (loss) from investment operations:
Net investment income (loss)	0.05 ***	0.10	***	0.02	***	0.01	***
Net realized and unrealized gain (loss) on investments	(4.18)	1.28		1.62		1.11

Total income (loss) from investment operations	(4.13)	1.38		1.64		1.12

Less distributions to shareholders:
From net investment income	(0.10)	-		-		-
From net realized gains	(2.17)	(5.70)		(1.44)		(0.00	)†

Total distributions	(2.27)	(5.70)		(1.44)		(0.00)

Net asset value, end of year	$6.39	$12.79		$17.11		$16.91

Total Return^	(38.22)%	10.33%		10.21%		7.12%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$622	$6,898		$6,564		$14,667
Ratio of expenses to average daily net assets:
Before expense waiver	0.89%	0.88%		0.82%		0.80%
After expense waiver	0.79% #	0.79%	#	0.79%	#	0.79%	#
Net investment income (loss) to average daily net assets	0.48%	0.76%		0.13%		0.07%
Portfolio turnover rate	109%	111%		134%		45%

	Class S
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$12.84	$17.15		$16.92		$15.79

Income (loss) from investment operations:
Net investment income (loss)	0.05 ***	0.11	***	0.04	***	0.03	***
Net realized and unrealized gain (loss) on investments	(4.19)	1.28		1.63		1.10

Total income (loss) from investment operations	(4.14)	1.39		1.67		1.13

Less distributions to shareholders:
From net investment income	(0.11)	-		-		-
From net realized gains	(2.17)	(5.70)		(1.44)		(0.00	)†

Total distributions	(2.28)	(5.70)		(1.44)		(0.00)

Net asset value, end of year	$6.42	$12.84		$17.15		$16.92

Total Return^	(38.17)%	10.45%		10.26%		7.25%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$102,572	$220,767		$328,698		$368,359
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%	0.78%		0.72%		0.70%
After expense waiver	0.69% #	0.69%	#	0.69%	#	0.69%	#
Net investment income (loss) to average daily net assets	0.52%	0.85%		0.22%		0.17%
Portfolio turnover rate	109%	111%		134%		45%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  151  –

MASSMUTUAL PREMIER SMALL COMPANY OPPORTUNITIES FUND

	Class N
	Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$12.42		$16.87		$16.79		$15.79

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.01	***	(0.10	)***	(0.11	)***
Net realized and unrealized gain (loss) on investments	(4.04)		1.24		1.62		1.11

Total income (loss) from investment operations	(4.06)		1.25		1.52		1.00

Less distributions to shareholders:
From net investment income	(0.01)		-		-		-
From net realized gains	(2.17)		(5.70)		(1.44)		(0.00	)†

Total distributions	(2.18)		(5.70)		(1.44)		(0.00)

Net asset value, end of year	$6.18		$12.42		$16.87		$16.79

Total Return^	(38.63)%	^^	9.54%	^^	9.45%	^^	6.36%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$52		$104		$140		$140
Ratio of expenses to average daily net assets:
Before expense waiver	1.60%		1.58%		1.52%		1.50%
After expense waiver	1.49%	#	1.49%	#	1.49%	#	1.49%	#
Net investment income (loss) to average daily net assets	(0.27)%		0.06%		(0.58)%		(0.63)%
Portfolio turnover rate	109%		111%		134%		45%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  152  –

MASSMUTUAL PREMIER GLOBAL FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$14.24	$12.43	$10.58		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11 ***	0.04 ***	0.08	***	0.00	***†
Net realized and unrealized gain (loss) on investments	(5.96)	2.23	1.86		0.58

Total income (loss) from investment operations	(5.85)	2.27	1.94		0.58

Less distributions to shareholders:
From net investment income	(0.10)	(0.13)	(0.09)		-
From net realized gains	(0.81)	(0.33)	-		-

Total distributions	(0.91)	(0.46)	(0.09)		-

Net asset value, end of period	$7.48	$14.24	$12.43		$10.58

Total Return^	(43.64)% ^^	18.73% ^^	18.41%	^^	5.80%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$27,145	$49,635	$31,763		$6,539
Ratio of expenses to average daily net assets:
Before expense waiver	1.48%	1.50%	1.50%		1.50%	*
After expense waiver	1.43% #	1.43% #	1.43%	#	1.43%	*#
Net investment income (loss) to average daily net assets	0.97%	0.34%	0.69%		0.00%	*††
Portfolio turnover rate	13%	16%	25%		25%	**

	Class L
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$14.36	$12.51	$10.60		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14 ***	0.08 ***	0.11	***	0.05	***
Net realized and unrealized gain (loss) on investments	(6.01)	2.24	1.87		0.55

Total income (loss) from investment operations	(5.87)	2.32	1.98		0.60

Less distributions to shareholders:
From net investment income	(0.13)	(0.14)	(0.07)		-
From net realized gains	(0.81)	(0.33)	-		-

Total distributions	(0.94)	(0.47)	(0.07)		-

Net asset value, end of period	$7.55	$14.36	$12.51		$10.60

Total Return^	(43.50)%	19.07%	18.78%		6.00%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$137,391	$303,017	$290,689		$245,413
Ratio of expenses to average daily net assets:
Before expense waiver	1.23%	1.25%	1.24%		1.25%	*
After expense waiver	1.14% #	1.14% #	1.14%	#	1.14%	*#
Net investment income (loss) to average daily net assets	1.24%	0.63%	0.96%		0.59%	*
Portfolio turnover rate	13%	16%	25%		25%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  153  –

MASSMUTUAL PREMIER GLOBAL FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$14.34	$12.50	$10.61		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14 ***	0.10 ***	0.12	***	0.06	***
Net realized and unrealized gain (loss) on investments	(5.98)	2.24	1.87		0.55

Total income (loss) from investment operations	(5.84)	2.34	1.99		0.61

Less distributions to shareholders:
From net investment income	(0.15)	(0.17)	(0.10)		-
From net realized gains	(0.81)	(0.33)	-		-

Total distributions	(0.96)	(0.50)	(0.10)		-

Net asset value, end of period	$7.54	$14.34	$12.50		$10.61

Total Return^	(43.41)%	19.29%	18.86%		6.10%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,651	$10,514	$4,702		$3,099
Ratio of expenses to average daily net assets:
Before expense waiver	1.08%	1.10%	1.10%		1.12%	*
After expense waiver	1.03% #	1.03% #	1.03%	#	1.03%	*#
Net investment income (loss) to average daily net assets	1.23%	0.74%	1.06%		0.66%	*
Portfolio turnover rate	13%	16%	25%		25%	**

	Class S
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$14.42	$12.55	$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17 ***	0.12 ***	0.14	***	0.07	***
Net realized and unrealized gain (loss) on investments	(6.04)	2.25	1.88		0.55

Total income (loss) from investment operations	(5.87)	2.37	2.02		0.62

Less distributions to shareholders:
From net investment income	(0.16)	(0.17)	(0.09)		-
From net realized gains	(0.81)	(0.33)	-		-

Total distributions	(0.97)	(0.50)	(0.09)		-

Net asset value, end of period	$7.58	$14.42	$12.55		$10.62

Total Return^	(43.37)%	19.43%	19.11%		6.20%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$183,478	$423,870	$436,584		$372,258
Ratio of expenses to average daily net assets:
Before expense waiver	1.05%	1.07%	1.06%		1.06%	*
After expense waiver	0.89% #	0.89% #	0.89%	#	0.89%	*#
Net investment income (loss) to average daily net assets	1.48%	0.87%	1.21%		0.85%	*
Portfolio turnover rate	13%	16%	25%		25%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  154  –

MASSMUTUAL PREMIER GLOBAL FUND

	Class N
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$14.31	$12.48		$10.56		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10 ***	0.03	***	0.06	***	0.02	***
Net realized and unrealized gain (loss) on investments	(6.00)	2.24		1.88		0.54

Total income (loss) from investment operations	(5.90)	2.27		1.94		0.56

Less distributions to shareholders:
From net investment income	(0.09)	(0.11)		(0.02)		-
From net realized gains	(0.81)	(0.33)		-		-

Total distributions	(0.90)	(0.44)		(0.02)		-

Net asset value, end of period	$7.51	$14.31		$12.48		$10.56

Total Return^	(43.75)% ^^	18.69%	^^	18.35%	^^	5.60%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$568	$864		$574		$291
Ratio of expenses to average daily net assets:
Before expense waiver	1.78%	1.80%		1.80%		1.79%	*
After expense waiver	1.52% #	1.52%	#	1.52%	#	1.52%	*#
Net investment income (loss) to average daily net assets	0.89%	0.23%		0.53%		0.27%	*
Portfolio turnover rate	13%	16%		25%		25%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  155  –

MASSMUTUAL PREMIER INTERNATIONAL EQUITY FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05†††		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$19.25	$14.55		$11.61		$9.64		$9.46		$6.32

Income (loss) from investment operations:
Net investment income (loss)	0.13 ***	0.18	***	0.07	***	0.03	***	0.02	***	0.01	***
Net realized and unrealized gain (loss) on investments	(9.16)	4.66		2.96		1.94		0.20		3.16

Total income (loss) from investment operations	(9.03)	4.84		3.03		1.97		0.22		3.17

Less distributions to shareholders:
From net investment income	(0.30)	(0.14)		(0.09)		-		(0.04)		(0.03)

Total distributions	(0.30)	(0.14)		(0.09)		-		(0.04)		(0.03)

Net asset value, end of period	$9.92	$19.25		$14.55		$11.61		$9.64		$9.46

Total Return^	(47.54)% ^^	33.50%	^^	26.27%	^^	20.44%	^^	2.33%	**^^	49.88%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$39,212	$103,369		$85,486		$55,809		$46,831		$50,817
Ratio of expenses to average daily net assets:
Before expense waiver	1.51%	1.53%		1.55%		1.54%		1.53%	*	1.52%
After expense waiver	1.50% #	1.52%	#	1.52%	#	1.52%	#	1.52%	*^^^	1.50%	^^^
Net investment income (loss) to average daily net assets	0.82%	1.05%		0.55%		0.28%		0.31%	*	0.15%
Portfolio turnover rate	29%	25%		27%		26%		32%	**	70%

	Class L
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05†††		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$19.45	$14.66		$11.69		$9.69		$9.48		$6.34

Income (loss) from investment operations:
Net investment income (loss)	0.18 ***	0.22	***	0.10	***	0.06	***	0.04	***	0.03	***
Net realized and unrealized gain (loss) on investments	(9.26)	4.70		2.99		1.94		0.21		3.15

Total income (loss) from investment operations	(9.08)	4.92		3.09		2.00		0.25		3.18

Less distributions to shareholders:
From net investment income	(0.35)	(0.13)		(0.12)		-		(0.04)		(0.04)

Total distributions	(0.35)	(0.13)		(0.12)		-		(0.04)		(0.04)

Net asset value, end of period	$10.02	$19.45		$14.66		$11.69		$9.69		$9.48

Total Return^	(47.40)%	33.87%		26.61%		20.64%		2.66%	**	50.23%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$51,881	$113,298		$118,352		$223,255		$185,394		$183,493
Ratio of expenses to average daily net assets:
Before expense waiver	1.26%	1.28%		1.30%		1.29%		1.28%	*	1.27%
After expense waiver	1.25% #	1.27%	#	1.27%	#	1.27%	#	1.27%	*^^^	1.25%	^^^
Net investment income (loss) to average daily net assets	1.12%	1.28%		0.77%		0.54%		0.53%	*	0.34%
Portfolio turnover rate	29%	25%		27%		26%		32%	**	70%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†††	Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.
^^^	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

–  156  –

MASSMUTUAL PREMIER INTERNATIONAL EQUITY FUND

	Class Y
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05†††		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$19.59	$14.79		$11.80		$9.76		$9.54		$6.37

Income (loss) from investment operations:
Net investment income (loss)	0.19 ***	0.25	***	0.13	***	0.08	***	0.05	***	0.05	***
Net realized and unrealized gain (loss) on investments	(9.31)	4.74		3.00		1.97		0.21		3.17

Total income (loss) from investment operations	(9.12)	4.99		3.13		2.05		0.26		3.22

Less distributions to shareholders:
From net investment income	(0.37)	(0.19)		(0.14)		(0.01)		(0.04)		(0.05)

Total distributions	(0.37)	(0.19)		(0.14)		(0.01)		(0.04)		(0.05)

Net asset value, end of period	$10.10	$19.59		$14.79		$11.80		$9.76		$9.54

Total Return^	(47.32)%	34.05%		26.68%		20.95%		2.75%	**	50.60%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$20,833	$83,333		$73,348		$59,211		$39,106		$44,227
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	1.13%		1.15%		1.14%		1.13%	*	1.12%
After expense waiver	1.10% #	1.12%	#	1.12%	#	1.12%	#	1.11%	*^^^	1.10%	^^^
Net investment income (loss) to average daily net assets	1.17%	1.46%		0.93%		0.69%		0.66%	*	0.64%
Portfolio turnover rate	29%	25%		27%		26%		32%	**	70%

	Class S
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05†††		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$19.63	$14.82		$11.82		$9.78		$9.56		$6.39

Income (loss) from investment operations:
Net investment income (loss)	0.20 ***	0.25	***	0.13	***	0.08	***	0.06	***	0.04	***
Net realized and unrealized gain (loss) on investments	(9.33)	4.76		3.01		1.97		0.20		3.19

Total income (loss) from investment operations	(9.13)	5.01		3.14		2.05		0.26		3.23

Less distributions to shareholders:
From net investment income	(0.38)	(0.20)		(0.14)		(0.01)		(0.04)		(0.06)

Total distributions	(0.38)	(0.20)		(0.14)		(0.01)		(0.04)		(0.06)

Net asset value, end of period	$10.12	$19.63		$14.82		$11.82		$9.78		$9.56

Total Return^	(47.32)%	34.17%		26.76%		20.91%		2.75%	**	50.49%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$459,583	$1,033,709		$806,440		$608,471		$524,488		$587,883
Ratio of expenses to average daily net assets:
Before expense waiver	1.08%	1.10%		1.12%		1.11%		1.10%	*	1.09%
After expense waiver	1.07% #	1.09%	#	1.09%	#	1.09%	#	1.08%	*^^^	1.07%	^^^
Net investment income (loss) to average daily net assets	1.29%	1.47%		0.97%		0.72%		0.70%	*	0.58%
Portfolio turnover rate	29%	25%		27%		26%		32%	**	70%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†††	Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^^	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

–  157  –

MASSMUTUAL PREMIER INTERNATIONAL EQUITY FUND

	Class N
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05†††		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$19.05	$14.40		$11.50		$9.58		$9.42		$6.30

Income (loss) from investment operations:
Net investment income (loss)	0.09 ***	0.12	***	0.03	***	(0.00	)***†	(0.00	)***†	(0.01	)***
Net realized and unrealized gain (loss) on investments	(9.07)	4.63		2.93		1.92		0.20		3.13

Total income (loss) from investment operations	(8.98)	4.75		2.96		1.92		0.20		3.12

Less distributions to shareholders:
From net investment income	(0.26)	(0.10)		(0.06)		-		(0.04)		(0.00	)†

Total distributions	(0.26)	(0.10)		(0.06)		-		(0.04)		(0.00)

Net asset value, end of period	$9.81	$19.05		$14.40		$11.50		$9.58		$9.42

Total Return^	(47.71)% ^^	33.12%	^^	25.82%	^^	20.04%	^^	2.22%	**^^	49.44%	^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$158	$308		$232		$186		$155		$152
Ratio of expenses to average daily net assets:
Before expense waiver	1.81%	1.83%		1.85%		1.84%		1.83%	*	1.82%
After expense waiver	1.80% #	1.82%	#	1.82%	#	1.82%	#	1.82%	*^^^	1.81%	^^^
Net investment income (loss) to average daily net assets	0.59%	0.74%		0.23%		(0.01)%		(0.02)%	*	(0.16)%
Portfolio turnover rate	29%	25%		27%		26%		32%	**	70%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
†††	Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.
^^^	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

–  158  –

MASSMUTUAL PREMIER FOCUSED INTERNATIONAL FUND

	Class A					Class L
	Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06+		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$17.20	$12.41		$10.00		$17.27	$12.44	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.19 ***	0.08	***	0.07	***	0.22 ***	0.11 ***	(0.01	)***
Net realized and unrealized gain (loss) on investments	(8.43)	4.80		2.34		(8.48)	4.82	2.45

Total income (loss) from investment operations	(8.24)	4.88		2.41		(8.26)	4.93	2.44

Less distributions to shareholders:
From net investment income	(0.13)	(0.00	)†	-		(0.14)	(0.01)	-
From net realized gains	(0.42)	(0.09)		-		(0.42)	(0.09)	-

Total distributions	(0.55)	(0.09)		-		(0.56)	(0.10)	-

Net asset value, end of period	$8.41	$17.20		$12.41		$8.45	$17.27	$12.44

Total Return^	(49.39)% ^^	39.55%	^^	24.10%	**^^	(49.32)%	39.91%	24.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$27,401	$36,718		$3,773		$7,993	$17,632	$9,667
Ratio of expenses to average daily net assets:
Before expense waiver	1.62%	1.75%		1.70%	*	1.37%	1.50%	2.21%	*
After expense waiver	1.58% #	1.58%	#	1.58%	*#	1.33% #	1.33% #	1.33%	*#
Net investment income (loss) to average daily net assets	1.38%	0.57%		0.68%	*	1.62%	0.78%	(0.13)%	*
Portfolio turnover rate	106%	95%		81%	**	106%	95%	81%	**

	Class Y					Class S
	Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06+		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$17.31	$12.45		$10.00		$17.33	$12.46	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.18 ***	0.14	***	0.12	***	0.27 ***	0.15 ***	0.13	***
Net realized and unrealized gain (loss) on investments	(8.43)	4.82		2.33		(8.53)	4.82	2.33

Total income (loss) from investment operations	(8.25)	4.96		2.45		(8.26)	4.97	2.46

Less distributions to shareholders:
From net investment income	(0.16)	(0.01)		-		(0.16)	(0.01)	-
From net realized gains	(0.42)	(0.09)		-		(0.42)	(0.09)	-

Total distributions	(0.58)	(0.10)		-		(0.58)	(0.10)	-

Net asset value, end of period	$8.48	$17.31		$12.45		$8.49	$17.33	$12.46

Total Return^	(49.19)%	40.12%		24.50%	**	(49.18)%	40.18%	24.60%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$5,474	$739		$179		$22,846	$26,159	$6,036
Ratio of expenses to average daily net assets:
Before expense waiver	1.22%	1.35%		2.52%	*	1.12%	1.25%	2.52%	*
After expense waiver	1.18% #	1.18%	#	1.18%	*#	N/A	1.15% #	1.15%	*#
Net investment income (loss) to average daily net assets	1.47%	0.95%		1.13%	*	1.96%	1.04%	1.22%	*
Portfolio turnover rate	106%	95%		81%	**	106%	95%	81%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  159  –

MASSMUTUAL PREMIER FOCUSED INTERNATIONAL FUND

	Class N
	Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$17.10	$12.37		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14 ***	0.02	***	0.05	***
Net realized and unrealized gain (loss) on investments	(8.37)	4.80		2.32

Total income (loss) from investment operations	(8.23)	4.82		2.37

Less distributions to shareholders:
From net investment income	(0.11)	-		-
From net realized gains	(0.42)	(0.09)		-

Total distributions	(0.53)	(0.09)		-

Net asset value, end of period	$8.34	$17.10		$12.37

Total Return^	(49.58)% ^^	39.19%	^^	23.70%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$636	$847		$151
Ratio of expenses to average daily net assets:
Before expense waiver	2.02%	2.15%		3.35%	*
After expense waiver	1.88% #	1.88%	#	1.88%	*#
Net investment income (loss) to average daily net assets	1.08%	0.13%		0.47%	*
Portfolio turnover rate	106%	95%		81%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  160  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below. Unless otherwise specified, all Funds may engage in the investment practices and techniques described below to the extent consistent with such Fund’s investment objective and investment restrictions. Not all Funds necessarily will utilize all or any of these practices and techniques at all or at any one time.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. As to repurchase agreements, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. As to reverse repurchase agreements, if the buyer files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

Additional information about repurchase agreements and reverse repurchase agreements and related risks can be found in the Statement of Additional Information.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Funds’ fundamental investment restrictions can be found in the Funds’ Statement of Additional Information. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially, and/or other counterparty default. If a borrower defaults on its obligation to return loaned securities because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing. In addition, a Fund must recover any loaned securities in order to vote on matters materially affecting such securities.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund and a Fund is subject to the risk that it will suffer loss from the investment of collateral. In addition, there is no guarantee that a

–  161  –

Fund would not experience delay in selling its investments, and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Hedging Instruments and Derivatives

Derivatives are financial contracts the values of which depend on, or derive from, the values of an underlying asset, reference rate, or index. Each Fund may use derivatives as more fully discussed in the Statement of Additional Information.

The Funds may (but are not required to) use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses;

•	to manage a Fund’s exposure to changing securities prices; and

•	to seek additional investment returns.

The Funds may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)	Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing in securities and other instruments directly. Derivatives are subject to a number of risks described in this Prospectus, including market risk, credit risk, management risk, liquidity risk and leveraging risk. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting or unwilling to meet its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, a Fund may buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the

–  162  –

instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

A Fund may also enter into futures contracts, including commodity futures contracts, stock index futures contracts, foreign currency futures contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and

–  163  –

foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub- Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. Under certain market conditions, a Fund’s Sub-Adviser may, for temporary defensive purposes, invest to any extent in investment grade debt securities, government obligations, or money market instruments, cash or cash equivalents in a manner that is inconsistent with a Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. It is impossible to predict when, or for how long, a Fund would use such alternate strategies. These temporary defensive positions may cause a Fund not to achieve its investment objective.

Under normal circumstances, a Fund will comply with its 80% investment requirement, as applicable. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Zero-Coupon and “Stripped” Securities

A Fund may buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Strategic Income Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies. A Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some collateralized mortgage obligations or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. A Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price.

Participation Interests in Loans and Loan Investment Pools

Participation interests in loans represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. A Fund can also buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Fund’s Sub-Adviser or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or may be unrated. The Strategic Income Fund expects that from time to time investments in loan investment pools may exceed 15% of the Fund’s net assets.

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These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the servicing agent of the participation interest or the pooled entity that holds the loan obligations. In addition, loan participations generally are subject to restrictions on transfer, and a Fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them at a price less than their fair market value. These risks can cause a Fund to lose money on its investment.

Issuer Diversification

The International Bond Fund and the Strategic Emerging Markets Fund are classified as non-diversified, which means that the proportion of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the “1940 Act”). A “diversified” investment company is generally required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Since a relatively high percentage of each Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer. However, to meet Federal tax requirements, at the close of each quarter each Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Investment in Other Investment Companies

A Fund may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. For example, a Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. A Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds’ portfolios, at times when the Fund may not be able to buy those portfolio securities directly.

Investing in another investment company may involve the payment of substantial premiums above the value of such investment company’s portfolio securities and is subject to limitations under the 1940 Act. The Funds do not intend to invest in other investment companies unless MassMutual or a Fund’s Sub-Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association (“GNMA”)); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Banks); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such

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pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

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Lower Rated Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When-Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery. Such transactions may increase the overall investment exposure for a Fund and involve a risk of loss if the value of securities declines prior to the settlement date.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any material changes in its investment objectives or policies through a revised prospectus or other written communication.

For Funds with an 80% “name test” policy, the Fund will provide shareholders with 60 days prior notice of any change in the policy.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI free of charge at http://www.massmutual.com/retire.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.

MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class A shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Premier Money Market Fund	Babson Capital Management LLC

Short Term Bond
MassMutual Premier Short-Duration Bond Fund	Babson Capital Management LLC

Intermediate Term Bond
MassMutual Premier Inflation-Protected Bond Fund	Babson Capital Management LLC
MassMutual Premier Core Bond Fund	Babson Capital Management LLC
MassMutual Premier Diversified Bond Fund	Babson Capital Management LLC

Multi Sector Bond
MassMutual Premier Strategic Income Fund	OFI Institutional Asset Management, Inc.

High Yield Bond
MassMutual Premier High Yield Fund	Babson Capital Management LLC

International/Global Bond
MassMutual Premier International Bond Fund	Baring International Investment Limited

Asset Allocation/Lifestyle
MassMutual Premier Balanced Fund	Babson Capital Management LLC

Large Cap Value
MassMutual Premier Value Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Core Value Equity Fund	Alliance Bernstein L.P./Babson Capital Management LLC/OFI Institutional Asset Management, Inc.
MassMutual Premier Enhanced Index Value Fund	Babson Capital Management LLC

Large Cap Core
MassMutual Premier Enhanced Index Core Equity Fund	Babson Capital Management LLC
MassMutual Premier Main Street Fund	OFI Institutional Asset Management, Inc.

Large Cap Growth
MassMutual Premier Capital Appreciation Fund	OppenheimerFunds, Inc.
MassMutual Premier Enhanced Index Growth Fund	Babson Capital Management LLC

Mid Cap Value
MassMutual Premier Discovery Value Fund	OFI Institutional Asset Management, Inc.

Small Cap Value
MassMutual Premier Small Capitalization Value Fund	OFI Institutional Asset Management, Inc.

Small Cap Core
MassMutual Premier Main Street Small Cap Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Small Company Opportunities Fund	OFI Institutional Asset Management, Inc.

International/Global Large Growth
MassMutual Premier Global Fund	OppenheimerFunds, Inc.
MassMutual Premier International Equity Fund	OFI Institutional Asset Management, Inc.
MassMutual Premier Focused International Fund	Baring International Investment Limited

Emerging Market Equity
MassMutual Premier Strategic Emerging Markets Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

March 2, 2009

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Summary Information

MassMutual Premier Funds (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 74.

•	Investment return over the past ten years, or since inception if the Fund is less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance (before and after taxes) is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of the corresponding series of MassMutual Select Funds. In addition, where indicated, average annual total returns for Class A shares of a Fund are based on the performance of the indicated class of shares of the Fund, adjusted for class specific expenses, for periods prior to the inception of Class A shares.

–  3  –

MassMutual Premier Money Market Fund

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest, at the time of purchase, at least 95% of its net assets in Tier 1 securities and no more than 5% of its net assets in Tier 2 securities. In certain circumstances, unrated securities may qualify as Tier 1 or Tier 2 securities if the Fund’s Sub-Adviser, Babson Capital Management LLC (“Babson Capital”), determines that such securities are of comparable quality to Tier 1 or Tier 2 securities.

In managing the Fund, Babson Capital intends to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which sets forth the requirements for money market funds regarding credit quality, diversification and maturity.

The Fund is currently participating in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008 at $1.00 per each share covered by the Program to the extent that a fund’s market-based net asset value per share falls below $0.995, unless promptly cured (the “Guarantee Event”). If a Guarantee Event occurs, a fund must liquidate its holdings and comply with certain other requirements to be eligible for payments under the Program. Only shareholders of record of a participating fund on September 19, 2008 will be eligible to receive payments under the Program. A shareholder who owned an account in a participating fund on September 19, 2008, but subsequently closed the account, is not eligible to receive payments under the Program. The number of shares of each shareholder of record covered by the Program will be the lesser of: (i) the number of shares held in the shareholder’s account in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held in the account on the date of the Guarantee Event. Any increase in the number of shares held in a shareholder’s account after the close of business on September 19, 2008 will not be covered by the Program.

Unless extended by the Treasury, the Program will expire on April 30, 2009. The Secretary of the Treasury has the option to extend the Program until close of business on September 18, 2009. If the Program is extended, the Fund’s Board of Trustees will consider whether to continue to participate. The Fund paid a premium of 0.01% of its net asset value as of September 19, 2008 to participate in the Program for the initial three-month period and paid an additional premium of 0.015% of its net asset value as of September 19, 2008 to participate in the Program for the extension through April 30, 2009. Additional payments may be required to the extent the Program is extended, and the Fund participates, beyond April 30, 2009.

As of the date of this prospectus, assets available to the Program to support all participating money market funds are limited; therefore, participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares. More information is available about the Program at http://www.ustreas.gov.

The principal risks of investing in the Fund are Market Risk, Credit Risk and Management Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 1.51% for the quarter ended December 31, 2000 and the lowest was 0.03% for the quarters ended September 30, 2003, December 31, 2003, and March 31, 2004.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class A	1.87%	2.71%	2.86%

Salomon Smith Barney 3-Month Treasury Bill Index(2)	1.80%	3.10%	3.30%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) 91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States Government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2008 was 0.82%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 1-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.38%
Total Annual Fund Operating Expenses	.98%

Less Expense Reimbursement(1)	(.22%)
Net Fund Expenses(2)	.76%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$78	$290	$520	$1,181

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .22% of other expenses through February 28, 2010. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

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MassMutual Premier Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities. These typically include:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities (“junk bonds”). The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is typically expected to be three years or less. The Fund’s Sub-Adviser, Babson Capital, may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When Babson Capital believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three-year range are made by reinvesting cash flows and by selective trading.

The Fund also uses derivative investments for hedging purposes or to otherwise seek its investment objective.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 3.51% for the quarter ended September 30, 2002 and the lowest was -1.91% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Five Years	Ten Years
Return Before Taxes – Class A(2)	-	4.13%	1.89%	3.42%
Return After Taxes on Distributions – Class A(2)	-	5.72%	0.37%	1.69%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(2)	-	2.69%	0.74%	1.87%

Barclays Capital U.S. 1-3 Year Government Bond Index(3)		6.66%	4.11%	4.81%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

–  6  –

(2) Performance for Class A shares of the Fund reflects any applicable sales charge.

(3) The Barclays Capital U.S. 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	3.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.35%
Total Annual Fund Operating Expenses	1.00%

Less Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	.93%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$442	$651	$877	$1,526

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of other expenses through February 28, 2010. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  7  –

MassMutual Premier Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, instrumentalities or government-sponsored enterprises, or by corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is typically adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, selected by that government. The Fund may invest up to 20% of its net assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its net assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, Babson Capital, believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency or instrumentality bonds, cash and short-term investments, futures, options and other derivatives and up to 15% in restricted or illiquid securities (as determined at the time of purchase).

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund portfolio’s dollar-weighted average maturity or duration generally to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series – L). The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will generally maintain a dollar-weighted average credit quality at time of initial purchase of AA- or better.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 4.99% for the quarter ended March 31, 2008 and the lowest was -3.66% for the quarter ended September 30, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (12/31/03)
Return Before Taxes – Class A(2)	-6.88%	2.33%	2.33%
Return After Taxes on Distributions – Class A(2)	-9.20%	0.67%	0.67%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(2)	-4.43%	1.04%	1.04%

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series – L)(3)	-2.35%	4.07%	4.07%	(4)

–  8  –

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class A shares of the Fund reflects any applicable sales charge.

(3) The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series – L) is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4) From 1/2/04

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.31%
Total Annual Fund Operating Expenses	1.04%

Less Expense Reimbursement(2)	(.10%)
Net Fund Expenses(3)	.94%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$566	$781	$1,012	$1,677

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of other expenses through February 28, 2010. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  9  –

MassMutual Premier Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities (“junk bonds”). The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, Babson Capital, by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, factors considered in this analysis include (which may change over time and in particular cases): the perceived potential of high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors; and the relative values offered by different securities. The Fund may invest in securities that are not denominated in U.S. dollars and securities subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be illiquid at the time of purchase.

Babson Capital intends for the Fund’s portfolio duration generally to match (within 10%) the duration of the Barclays Capital U.S. Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 4.27% for the quarter ended September 30, 2001 and the lowest was -2.41% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Five Years	Ten Years
Return Before Taxes – Class A(2)	-	5.19%	1.99%	3.79%
Return After Taxes on Distributions – Class A(2)	-	7.25%	0.27%	1.84%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(2)	-	3.39%	0.71%	2.06%

Barclays Capital U.S. Aggregate Bond Index(3)		5.24%	4.65%	5.63%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

–  10  –

(2) Performance for Class A shares of the Fund reflects any applicable sales charge.

(3) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Barclays Capital U.S. Treasury Bond Index, the Barclays Capital U.S. Government-Related Bond Index, the Barclays Capital U.S. Corporate Bond Index and the Barclays Capital U.S. Securitized Bond Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.31%
Total Annual Fund Operating Expenses	1.04%

Less Expense Reimbursement(2)	(.08%	)
Net Fund Expenses(3)	.96%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$568	$783	$1,014	$1,679

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of other expenses through February 28, 2010. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  11  –

MassMutual Premier Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations and bank loans;

•	securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities subject to resale pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies or instrumentalities may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	swaps, including but not limited to credit default, total rate of return, interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The dollar-weighted average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (“junk bonds”) (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, Babson Capital, will make its own credit quality determination.

The Fund’s portfolio duration generally is intended to match (within 10%) the duration of the Barclays Capital U.S. Aggregate Bond Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment.

The Fund also uses derivative investments for hedging purposes or to seek its investment objective.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 3.91% for the quarter ended June 30, 2003 and the lowest was -2.12% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Five Years		Since Inception (5/3/99)
Return Before Taxes – Class A(2)	-	7.81%		1.61%	3.76%
Return After Taxes on Distributions – Class A(2)	-	9.79%	-	0.03%	2.02%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(2)	-	5.09%		0.43%	2.16%

Barclays Capital U.S. Aggregate Bond Index(3)		5.24%		4.65%	5.85%

(1) Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

–  12  –

(2) Performance for Class A shares of the Fund reflects any applicable sales charge.

(3) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Barclays Capital U.S. Treasury Bond Index, the Barclays Capital U.S. Government-Related Bond Index, the Barclays Capital U.S. Corporate Bond Index and the Barclays Capital U.S. Securitized Bond Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.41%
Total Annual Fund Operating Expenses	1.16%

Less Expense Reimbursement(2)	(.15%	)
Net Fund Expenses(3)	1.01%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$573	$812	$1,069	$1,804

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of other expenses through February 28, 2010. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  13  –

MassMutual Premier Strategic Income Fund

Investment Objective

The Fund seeks high current income by investing mainly in fixed income debt securities.

Principal Investment Strategies and Risks

The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called “junk bonds”). These debt securities typically include:

•	foreign government and U.S. government bonds and notes,

•	collateralized mortgage obligations (CMOs),

•	other mortgage-related securities and asset-backed securities,

•	participation interests in loans and investments in loan pools,

•	“structured” notes, and

•	lower-grade, high-yield domestic and foreign corporate debt obligations.

Under normal market conditions, the Fund invests in each of these three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund’s Sub-Adviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range – large-cap, mid-cap and small-cap – and can buy securities having short-, medium-, or long-term maturities.

The Fund’s foreign investments may include debt securities of issuers in developed markets or emerging markets. The Fund also uses derivative investments for hedging purposes or for investment purposes. These include options, futures, forward contracts, mortgage-related securities, swaps and “structured” notes.

In selecting securities to buy or sell for the Fund, OFI Institutional analyzes the overall investment opportunities and risks among the three sectors in which the Fund invests. OFI Institutional’s overall strategy seeks to build a broadly diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. The Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors. When buying or selling securities, OFI Institutional looks for the following (some of which may vary in particular cases and may change over time):

•	securities offering high current income,

•	overall portfolio diversification by seeking securities whose market prices tend to move in different directions, and

•	relative values among the three major market sectors in which the Fund invests.

OFI Institutional may sell securities from the portfolio when the analytics underlying the factors discussed above no longer appear favorable to the Fund. The Fund’s diversification strategies, both with respect to securities in different sectors and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund’s share prices while seeking current income.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Sector Allocation Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 3.74% for the quarter ended December 31, 2006 and the lowest quarterly return was -14.39% for the quarter ended December 31, 2008.

–  14  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class A+	-	23.97%	-2.52%
Return After Taxes on Distributions – Class A+	-	24.72%	-3.87%
Return After Taxes on Distributions and Sale of Fund Shares – Class A+	-	15.59%	-2.82%

Barclays Capital U.S. Aggregate Bond Index(2)		5.24%	4.73%	(4)
Citigroup World Government Bond Index(3)		10.89%	5.01%	(4)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Barclays Capital U.S. Treasury Bond Index, the Barclays Capital U.S. Government-Related Bond Index, the Barclays Capital U.S. Corporate Bond Index and the Barclays Capital U.S. Securitized Bond Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4) From 1/3/05

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.43%
Total Annual Fund Operating Expenses(3)	1.23%

Less Expense Reimbursement	(.06%	)
Net Fund Expenses(4)(5)	1.17%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$589	$841	$1,113	$1,888

–  15  –

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed 1.16%. The Net Fund Expenses shown in the above table may exceed this amount, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Strategic Income Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 6.54% for the quarter ended June 30, 2003 and the lowest was -11.21% for the quarter ended December 31, 2008.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2008)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Ten Years
OFI Mutual Fund
Class A*	-	20.71%	1.16%	4.00%

Barclays Capital U.S. Aggregate Bond Index^		5.24%	4.65%	5.63%
Citigroup World Government Bond Index^^		10.89%	6.05%	5.90%

*Performance shown is from a mutual fund managed by the portfolio manager of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Strategic Income Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio manager in managing such a portfolio. Mr. Steinmetz has managed the OFI Fund for the entire period shown. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Strategic Income Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Strategic Income Fund.

^The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Barclays Capital U.S. Treasury Bond Index, the Barclays Capital U.S. Government-Related Bond Index, the Barclays Capital U.S. Corporate Bond Index and the Barclays Capital U.S. Securitized Bond Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  16  –

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MassMutual Premier High Yield Fund

Investment Objective

This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in lower rated fixed income securities, which are commonly known as “junk bonds.”

The Fund invests primarily in high yield U.S. fixed income securities which may include Rule 144A private placements. The Fund may also invest in, among other things, convertible securities, preferred stocks, warrants, bank loans and other fixed income securities, of both U.S. and foreign issuers. The Fund also uses derivative investments for hedging purposes or to seek its investment objective.

Under normal market conditions, the Fund’s portfolio will have an average dollar-weighted portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and the range may change from time to time.

A lower rated fixed income security is a security that, at the time the Fund acquires the security, is not rated in one of the top four rating categories by either Moody’s Investors Service or Standard & Poor’s, or is an unrated security that the Fund’s Sub-Adviser, Babson Capital, determines to be of comparable quality. Thus, a lower rated fixed income security will be rated below Baa3 by Moody’s Investor’s Service or below BBB- by Standard & Poor’s, or will be an unrated security that Babson Capital determines to be of comparable quality.

Babson Capital employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering either trends or macro economic factors. Babson Capital prefers companies that it believes possess one or more of the following characteristics: strong business position; ability to generate free cash flow to repay debt; favorable capital structure; high level of fixed assets; conservative accounting; and respected management or equity sponsor(s).

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk, Lower-Rated Fixed Income Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 11.01% for the quarter ended June 30, 2003 and the lowest was -13.35% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years		Since Inception (9/05/00)
Class A(2)	-	24.05%	-	0.89%	1.54%

Barclays Capital U.S. Corporate High-Yield Bond Index(3)	-	26.16%	-	0.80%	2.29%	(4)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

–  18  –

(2) Performance for Class A shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class A expenses and to reflect any applicable sales charge.

(3) The Barclays Capital U.S. Corporate High-Yield Bond Index covers the universe of fixed rate, non-investment grade debt from corporate sectors. The Index does not incur expenses and cannot be purchased directly by investors.

(4) From 9/1/00

	One Year	Since Inception (11/01/2004)
Return Before Taxes – Class A(5)	-24.05%	-2.78%
Return After Taxes on Distributions – Class A(5)	-27.28%	-5.51%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(5)	-15.71%	-3.76%

Barclays Capital U.S. Corporate High-Yield Bond Index(3)	-26.16%	-2.81%

(5) Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.39%
Total Annual Fund Operating Expenses(2)	1.14%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$685	$916	$1,167	$1,881

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  19  –

MassMutual Premier International Bond Fund

Investment Objective

The Fund seeks to achieve a high total rate of return.

Principal Investment Strategies and Risks

The Fund invests, under normal circumstances, at least 80% of its net assets in foreign fixed income securities. The Fund primarily invests in fixed income securities in markets represented by the Citigroup World Government Bond Index (Excluding US), the Fund’s benchmark index (the “Index”). The Fund may hold fixed income securities which pay either fixed or floating interest rates.

The Fund normally invests at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better) or, if no such rating exists, in securities of comparable quality as determined by the Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”).

A majority of the investments made by the Fund may be denominated in other than U.S. currency. To manage the effects of currency risk, in the discretion of the Sub-Adviser, the Fund may employ hedging techniques that utilize forward currency contracts or cross hedging. Forward currency contracts may also be entered into for investment purposes to obtain foreign currency exposure. In each case, the extent of hedging and of currency investments employed is subject to the Sub-Adviser’s discretion, and may be increased, decreased, or eliminated without notice to investors.

The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency. The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities and convertible securities. The Fund generally expects to invest in options and warrants only on a short-term basis and only in those circumstances where they are issued in conjunction with the issuance of a fixed income security.

The average duration of the Fund’s portfolio is generally expected to be within +/ – 3 years of the duration of the Index and the minimum average credit quality of the Fund’s portfolio is normally expected to be no less than AA-.

The Fund may invest up to 20% of its total assets in any single Government or Agency Backed Security from a country/market represented in the Index, and may invest up to 10% of its total assets in any other single security (other than cash and cash equivalents). The Fund may also invest up to 10% of its total assets in the securities of any single issuer excluding securities of any government, government agency or supranational entity from an Index market.

The Fund will invest such that the percentage weight within the Fund of the listed blocs will not vary by more than the following percentage limitations:

•

European states participating in the Euro Currency – 0% to Index Weighting +30% (i.e. if the Index weighting for the combination of these nations is 33%, the Fund will invest no less than 0% and no more than 63% of its total assets among these nations);

•	European states not participating in the Euro Currency; U.S., Canada, Australia; Japan – 0% to Index Weighting + 30%

The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, an increase or decrease in value of a single issuer could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 76.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

–  20  –

During the period shown above, the highest quarterly return for the Fund was 8.53% for the quarter ended March 31, 2008 and the lowest quarterly return was -5.06% for the quarter ended June 30, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/20/07)
Return Before Taxes – Class A+	-0.64%	1.31%
Return After Taxes on Distributions – Class A+	-4.49%	-2.50%
Return After Taxes on Distributions and Sale of Fund Shares – Class A+	-0.37%	-1.02%

Citigroup Non-USD World Government Bond Index(2)	10.11%	10.11%	(3)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Citigroup Non-USD World Government Bond Index is a widely recognized, unmanaged market-capitalization weighted index of debt securities of major foreign government bond markets excluding the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) From 1/2/08

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.63%
Total Annual Fund Operating Expenses	1.48%

Less Expense Reimbursement	(.28%	)
Net Fund Expenses(2)(3)	1.20%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$591	$895	$1,219	$2,137

–  21  –

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed the percentages noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier International Bond Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 13.52% for the quarter ended June 30, 2002 and the lowest was -6.78% for the quarter ended March 31, 1999.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2008)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Baring Composite
Class A*	2.34%	3.22%	3.10%

Citigroup Non-USD World Government Bond Index^	10.11%	5.97%	5.59%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ Citigroup Non-USD World Government Bond Index is a widely recognized, unmanaged market-capitalization weighted index of debt securities of major foreign government bond markets excluding the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  22  –

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MassMutual Premier Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in a diverse portfolio of money market instruments.

•	The Core Bond Segment, which invests primarily in investment-grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, Babson Capital, about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 30% and no more than 50% of the Fund’s net assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s net assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s net assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 9.96% for the quarter ended June 30, 2003 and the lowest was -12.91% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes – Class A(2)	-28.47%	-1.36%	-1.29%
Return After Taxes on Distributions – Class A(2)	-29.00%	-2.00%	-2.60%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(2)	-18.29%	-1.35%	-1.58%

S&P 500® Index(3)	-37.00%	-2.19%	-1.38%
Lipper Balanced Fund Index(4)	-26.18%	0.12%	1.53%
Barclays Capital U.S. Aggregate Bond Index(5)	5.24%	4.65%	5.63%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class A shares of the Fund reflects any applicable sales charge.

(3) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  24  –

(4) The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Barclays Capital U.S. Treasury Bond Index, the Barclays Capital U.S. Government-Related Bond Index, the Barclays Capital U.S. Corporate Bond Index and the Barclays Capital U.S. Securitized Bond Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.53%
Total Annual Fund Operating Expenses(3)	1.26%

Less Expense Reimbursement(4)	(.02%	)
Net Fund Expenses(5)	1.24%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$950	$1,225	$2,008

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to waive .02% of other expenses through February 28, 2010. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  25  –

MassMutual Premier Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies with varying market capitalizations. The Fund also can buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The Fund invests in both U.S. and foreign companies, although the Fund generally will not invest more than 25% of its total assets in foreign securities, including securities of issuers based in emerging markets.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, selects securities one at a time. This is called a “bottom up approach.” OFI Institutional uses a fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional generally may consider one or more of the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI Institutional may consider selling a stock for one or more of the following reasons:

•	The stock price has reached OFI Institutional’s target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 15.33% for the quarter ended June 30, 2003 and the lowest was -26.70% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years		Ten Years
Class A(2)	-	45.29%	-	4.78%	-	0.71%

Russell 1000® Value Index(3)	-	36.85%	-	0.79%		1.36%
S&P 500 Index(4)	-	37.00%	-	2.19%	-	1.38%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class A shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class L shares, adjusted to reflect Class A expenses, and to reflect any applicable sales charge.

–  26  –

(3) The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

(4) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (11/01/04)
Return Before Taxes – Class A(5)	-45.29%	-7.38%
Return After Taxes on Distributions – Class A(5)	-45.43%	-8.38%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(5)	-29.25%	-6.07%

Russell 1000® Value Index(3)	-36.85%	-2.61%
S&P 500 Index(4)	-37.00%	-3.32%

(5) Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.35%
Total Annual Fund Operating Expenses(2)	1.10%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$681	$905	$1,146	$1,838

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  27  –

MassMutual Premier Core Value Equity Fund

Investment Objectives

This Fund seeks to achieve long-term growth of capital and income.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund is managed by three Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted.

In selecting securities for purchase or sale by the Fund, OFI Institutional selects securities through a fundamental assessment of their individual merits. This is called a “bottom up approach.” OFI Institutional invests in both U.S. securities and up to 25% of the total assets of its portion of the Fund’s portfolio in foreign securities, including emerging market securities. OFI Institutional uses fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional generally may consider one or more of the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI Institutional may consider selling a stock for one or more of the following reasons:

•	The stock price has reached its target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

AllianceBernstein L.P. (“AllianceBernstein”), through the investment professionals of its Bernstein Value Equities unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify buying opportunities in the marketplace. AllianceBernstein will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. AllianceBernstein seeks to identify compelling buying opportunities created when companies are perceived to be undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in common stock of U.S. issuers. To control tracking error, AllianceBernstein typically holds securities that make up a large part of the Russell 1000® Value Index. If such securities are ranked toward the bottom of the universe, AllianceBernstein will generally underweight them relative to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index, the Russell 1000 Value Index, that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing its portion of the Fund’s portfolio. Babson Capital may engage in active and frequent trading of portfolio securities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These Risks are described beginning on page 74.

–  28  –

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the period shown above, the highest quarterly return for the Fund was -2.54% for the quarter ended June 30, 2008 and the lowest quarterly return was -24.51% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/20/07)
Return Before Taxes – Class A+	-	43.49%	-	42.12%
Return After Taxes on Distributions – Class A+	-	43.72%	-	42.35%
Return After Taxes on Distributions and Sale of Fund Shares – Class A+	-	27.98%	-	35.76%

Russell 1000 Value Index(2)	-	36.85%	-	36.85%	(3)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

(3) From 1/2/08

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.96%
Total Annual Fund Operating Expenses(3)	1.71%

Less Expense Reimbursement	(.60%	)
Net Fund Expenses(4)(5)	1.11%

–  29  –

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$682	$1,028	$1,397	$2,431

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other Expenses include Acquired Fund fees and expenses which represent approximate expenses to be borne indirectly by the Fund in its first fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed 1.10%. The Net Fund Expenses shown in the above table may exceed this amount, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  30  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Enhanced Index Value Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Value Index, the Fund’s benchmark index. As of January 31, 2009, the range of capitalization of companies included in the Russell 1000 Value Index was $8.51 million to $380.56 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark. The range of capitalizations included in the index will fluctuate as market prices increase or decrease or as the companies included in the index change. Babson Capital will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the index.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000 Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 16.43% for the quarter ended June 30, 2003 and the lowest was -21.91% for the quarter ended December 31, 2008.

–  32  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (12/19/00)
Class A(2)	-39.87%	-2.28%	-0.16%

Russell 1000 Value Index(3)	-36.85%	-0.79%	-0.04%	(4)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class A shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class A expenses and to reflect any applicable sales charge.

(3) The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

(4) From 1/2/01

	One Year	Since Inception (11/01/04)
Return Before Taxes – Class A(5)	-39.87%	-4.33%
Return After Taxes on Distributions – Class A(5)	-40.15%	-5.39%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(5)	-25.57%	-3.70%

Russell 1000 Value Index(3)	-36.85%	-2.61%

(5) Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.35%
Acquired Fund Fees and Expenses(2)	.01%
Total Annual Fund Operating Expenses(3)(4)	1.11%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$682	$908	$1,151	$1,849

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  33  –

MassMutual Premier Enhanced Index Core Equity Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the S&P 500 Index, the Fund’s benchmark index. As of January 31, 2009, the range of capitalization of companies included in the S&P 500 Index was $288.56 million to $380.56 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark. The range of capitalizations included in the index will fluctuate as market prices increase or decrease or as the companies included in the index change. Babson Capital will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the index.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in the active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the S&P 500 Index, which is an unmanaged, broad- based index of common stocks frequently used as a general measure of stock market performance.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by Babson Capital. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. For more information, please see additional disclosure in the Fund’s Statement of Additional Information, which is incorporated by reference into this Prospectus.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 14.77% for the quarters ended December 31, 1999 and June 30, 2003 and the lowest was -22.44% for the quarter ended December 31, 2008.

–  34  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years		Ten Years
Class A(2)	-	42.13%	-	4.09%	-	3.49%

S&P 500 Index(3)	-	37.00%	-	2.19%	-	1.38%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund changed its investment objective, strategies and policies on December 18, 2000. The performance results shown above would not necessarily have been achieved had the Fund’s current objective, strategies and policies been in effect for the periods for which the performance results are presented.

(2) Performance for Class A shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class A expenses and to reflect any applicable sales charge.

(3) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/01/04)
Return Before Taxes – Class A(4)	-42.13%	-5.52%
Return After Taxes on Distributions – Class A(4)	-42.36%	-5.72%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(4)	-27.09%	-4.58%

S&P 500 Index(3)	-37.00%	-3.32%

(4) Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.46%
Total Annual Fund Operating Expenses(3)	1.21%

Less Expense Reimbursement	(.11%	)
Net Fund Expenses(4)(5)	1.10%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$681	$927	$1,192	$1,947

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed 1.09%. The Net Fund Expenses shown in the above table may exceed this amount, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  35  –

MassMutual Premier Main Street Fund

Investment Objective

The Fund seeks a high total return.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.

In selecting securities for purchase or sale for the Fund, the Fund’s Sub-Adviser, OFI Institutional, uses an investment process that uses multi-factor quantitative models to rank approximately 3,000 stocks on a daily basis. While the process may change over time or vary in particular cases, in general the selection process currently uses:

Multi-factor quantitative models: The Fund uses both “top down” and “bottom up” quantitative models.

•	The “top down” market capitalization model seeks to predict the future market direction of the capitalization environment. OFI Institutional divides the domestic equity market into several market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals, relative valuations and measures of investors’ risk tolerance.

•	The “bottom up” stock selection models seek to rank securities within each capitalization range in order of attractiveness. More than a hundred company-specific factors are analyzed in constructing the “bottom up” models, including valuation, profitability, quality, momentum, volatility and special effects. Different models may be used for each of the different market capitalization segments. These models incorporate both macro-economic variables and seasonal effects to attempt to predict the performance of the company-specific factors.

Portfolio Construction: The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The Fund aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Portfolio Turnover Risk.

These Risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 6.55% for the quarter ended December 31, 2006 and the lowest quarterly return was -22.32% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class A+	-	42.44%	-7.86%
Return After Taxes on Distributions – Class A+	-	42.56%	-8.95%
Return After Taxes on Distributions and Sale of Fund Shares – Class A+	-	27.43%	-6.50%

S&P 500 Index(2)	-	37.00%	-5.21%	(3)

–  36  –

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) From 1/3/05

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.37%
Total Annual Fund Operating Expenses(3)	1.27%

Less Expense Reimbursement	(.11%)
Net Fund Expenses(4)(5)	1.16%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$686	$944	$1,222	$2,012

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed 1.16%. The Net Fund Expenses shown in the above table may exceed this amount, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  37  –

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 8.74% for the quarter ended December 31, 2004 and the lowest was -22.31% for the quarter ended December 31, 2008.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2008)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years		Since 10/01/03
OFI Mutual Fund
Class A*	-	42.43%	-	4.55%	-	2.29%

S&P 500 Index^	-	37.00%	-	2.19%		0.08%

*Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Main Street Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Reinganum has managed the OFI Fund since October 1, 2003 and Mr. Zavanelli and Mr. Zhou have each managed the Fund since June 30, 2008. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Fund.

^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  38  –

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MassMutual Premier Capital Appreciation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of “growth companies.” These may be newer companies or established companies of any capitalization range that the Fund’s Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), believes may appreciate in value over the long term.

OFI looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. OFI focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund’s portfolio among industries and market sectors. Currently, OFI seeks to identify:

•	companies in businesses with above-average growth potential,

•	companies with growth rates that OFI believes are sustainable over time, and

•	stocks with reasonable valuations relative to their perceived growth potential.

OFI may sell companies that it believes are no longer attractive based on the above criteria. The Fund currently does not expect to have more than 35% of its total assets invested in foreign securities, although it has the ability to invest in them without limit.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These Risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 7.03% for the quarter ended September 30, 2007 and the lowest quarterly return was -28.14% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class A+	-49.06%	-10.23%
Return After Taxes on Distributions – Class A+	-49.06%	-10.31%
Return After Taxes on Distributions and Sale of Fund Shares – Class A+	-31.89%	-8.42%

Russell 1000® Growth Index(2)	-38.44%	-5.71%	(3)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater

–  40  –

than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) From 1/3/05

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.33%
Total Annual Fund Operating Expenses	1.23%

Less Expense Reimbursement	(.14%	)
Net Fund Expenses(2)(3)	1.09%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$680	$930	$1,199	$1,966

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed 1.09%. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  41  –

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Capital Appreciation Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 28.95% for the quarter ended December 31, 1999 and the lowest was -28.10% for the quarter ended December 31, 2008.

OFI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2008)

The table compares OFI’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years		Ten Years
OFI Mutual Fund
Class A*	-	49.01%	-	6.99%	-	2.01%

Russell 1000 Growth Index^	-	38.44%	-	3.42%	-	4.27%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Capital Appreciation Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate OFI’s performance in managing such a portfolio. Mr. Baylin has managed or co-managed the OFI Fund since October 6, 2005. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Capital Appreciation Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Capital Appreciation Fund.

^ The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  42  –

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MassMutual Premier Enhanced Index Growth Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Growth Index, the Fund’s benchmark index. As of January 31, 2009, the range of capitalization of companies included in the Russell 1000 Growth Index was $37.19 million to $380.56 billion. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark. The range of capitalizations included in the index will fluctuate as market prices increase or decrease or as the companies included in the index change. Babson Capital will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the index.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000 Growth Index, which is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 14.13% for the quarter ended June 30, 2003 and the lowest was -22.57% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (12/19/00)
Class A(2)	-42.49%	-4.81%	-3.12%

Russell 1000 Growth Index(3)	-38.44%	-3.42%	-5.70%	(4)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class A shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class A expenses and to reflect any applicable sales charge.

–  44  –

(3) The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

(4) From 1/2/01

	One Year		Since Inception (11/01/04)
Return Before Taxes – Class A(5)	-	42.49%	-5.54%
Return After Taxes on Distributions – Class A(5)	-	42.55%	-5.80%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(5)	-	27.54%	-4.67%

Russell 1000 Growth Index(3)	-	38.44%	-3.84%

(5) Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.28%
Acquired Fund Fees and Expenses(2)	.01%
Total Annual Fund Operating Expenses(3)(4)	1.04%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$675	$887	$1,116	$1,773

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  45  –

MassMutual Premier Discovery Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. This includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small-cap and mid-cap stocks in its portfolio and, while its focus is on stocks of U.S. companies, it may invest in stocks of small- and mid-cap foreign issuers as well, including developed countries and emerging markets. While the Fund has no limits on the percentage of its assets it can invest in foreign securities, normally it does not expect to invest substantial amounts of its assets in foreign securities and generally limits investments in emerging markets to not more than 5% of its total assets. The Fund emphasizes investment in equity securities of companies that the portfolio manager believes are undervalued in the marketplace.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional, uses a “value” approach to investing. OFI Institutional searches for securities of companies it believes to be undervalued in the marketplace, in relation to factors such as a company’s book value, sales, earnings, growth potential and cash flows. OFI Institutional selects securities one at a time. This is called a “bottom up” approach, and OFI Institutional uses fundamental company analysis to focus on particular companies before considering industry trends. OFI Institutional generally may consider one or more of the following factors in assessing a company’s prospects:

•	favorable supply/demand conditions for key products,

•	development of new products or businesses,

•	quality of management,

•	competitive position in the marketplace, and

•	effective allocation of capital.

The Fund may sell securities that OFI Institutional believes no longer meet the above criteria.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the period shown above, the highest quarterly return for the Fund was 10.85% for the quarter ended December 31, 2006 and the lowest quarterly return was -30.88% for the quarter ended December 31, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/01/05)
Return Before Taxes – Class A+	-52.79%	-13.96%
Return After Taxes on Distributions – Class A+	-52.79%	-15.12%
Return After Taxes on Distributions and Sale of Fund Shares – Class A+	-34.31%	-11.83%

Russell Midcap® Value Index(2)	-38.44%	-9.44%
Russell 2500TM Value Index(3)	-31.99%	-8.63%

–  46  –

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund’s investment objective, name and investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund.

(2) The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.41%
Acquired Fund Fees and Expenses(2)	.02%
Total Annual Fund Operating Expenses(3)	1.48%

Less Expense Reimbursement	(.06%	)
Net Fund Expenses(4)(5)	1.42%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$711	$1,010	$1,331	$2,237

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed 1.40%. The Net Fund Expenses shown in the above table may exceed this amount, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  47  –

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Discovery Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.15% for the quarter ended March 31, 2003 and the lowest was -31.22% for the quarter ended December 31, 2008.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2008)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years		Since 11/01/01
OFI Mutual Fund
Class A*	-	52.95%	-	2.78%	3.44%

Russell Midcap Value Index^	-	38.44%		0.33%	4.94%
Russell 2500 Value Index^^	-	31.99%	-	0.15%	5.58%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Small-& Mid- Cap Value Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio manager in managing such a portfolio. Mr. Damian has managed or co-managed the OFI Fund since October 10, 2001. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Discovery Value Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Discovery Value Fund.

^ The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  48  –

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MassMutual Premier Small Capitalization Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest substantially all (but no less than 80%) of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000® Value Index. The range of capitalization of companies included in the Russell 2000 Value Index will fluctuate as market prices increase or decrease. As of January 31, 2009, the range of capitalization of companies included in the Russell 2000 Value Index was $3.64 million to $3.33 billion. The Fund’s Sub-Adviser, OFI Institutional, will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Index.

In selecting securities for purchase or sale by the Fund, OFI Institutional follows an investment process that uses quantitative tools to analyze market dynamics and economic trends to help determine the allocation of the Fund’s investments over different asset classes. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the investment selection process includes the strategies described below:

•

In selecting stocks for the Fund, OFI Institutional uses a systematic and disciplined quantitative investment style and proprietary quantitative valuation techniques, which incorporate data derived from qualitative fundamental research, to identify stocks within the Russell 2000 Value Index that OFI Institutional considers to be temporarily undervalued by various measures. Individual stocks are selected for the Fund using a ranking process based on those valuation models.

•

OFI Institutional uses both quantitative and fundamental analytical tools, including internal research and reports by other market analysts, to identify stocks within the selected universe that it believes may provide growth opportunities (for example, by selecting stocks of issuers that have better earnings, cash flow, revenues and/or other favorable characteristics than analysts have expected). OFI Institutional seeks to choose stocks having prices that are relatively low in relation to what it considers to be the stocks’ real worth or future prospects, with the expectation that these stocks will increase in value when the market re-evaluates the issuers.

•	In seeking to reduce overall risk to the Fund, OFI Institutional seeks to diversify the Fund’s equity positions by allocating investments among industries within the Russell 2000 Value Index.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 18.19% for the quarter ended December 31, 2003 and the lowest was -27.82% for the quarter ended December 31, 2008.

–  50  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (12/19/00)
Class A(2)	-45.85%	-7.15%	-0.14%

Russell 2000 Value Index(3)	-28.92%	0.27%	5.15%	(4)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) Performance for Class A shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class A expenses and to reflect any applicable sales charges.

(3) The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses and cannot be purchased directly by investors.

(4) From 1/2/01

	One Year	Since Inception (11/01/04)
Return Before Taxes – Class A(5)	-45.85%	-10.26%
Return After Taxes on Distributions – Class A(5)	-45.96%	-11.72%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(5)	-29.71%	-7.90%

Russell 2000 Value Index(3)	-28.92%	-1.87%

(5) Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.44%
Total Annual Fund Operating Expenses(2)	1.39%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$708	$990	$1,292	$2,148

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  51  –

MassMutual Premier Main Street Small Cap Fund

Investment Objective

The Fund seeks capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of small-capitalization (“small-cap”) U.S. companies that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of small-cap companies.

Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000® Index or the S&P SmallCap 600 Index – as of January 31, 2009, between $3.64 million and $3.46 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

In selecting securities for purchase or sale by the Fund, OFI Institutional uses an investment process that uses multi-factor quantitative models to rank approximately 3,000 stocks on a daily basis. While the process may change over time or vary in particular cases; in general the selection process currently uses:

Multi-factor quantitative models: The Fund uses both “top down” and “bottom up” quantitative models.

•

The “top down” market capitalization model seeks to predict the future market direction of the capitalization environment, OFI Institutional divides the domestic equity market into several market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals, relative valuations and measures of investors’ risk tolerance.

•

The “bottom up” stock selection models seek to rank securities within each capitalization range in order of attractiveness. More than a hundred company-specific factors are analyzed in constructing the “bottom up” models, including valuation, profitability, quality, momentum, volatility and special effects. Different models may be used for each of the different market capitalization segments. These models incorporate both macro-economic variables and seasonal effects to attempt to predict the performance of the company-specific factors.

Portfolio Construction: The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The Fund aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, and Portfolio Turnover Risk.

These Risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 5.37% for the quarter ended June 30, 2007 and the lowest quarterly return was -27.76% for the quarter ended December 31, 2008.

–  52  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (09/27/06)
Return Before Taxes – Class A+	-42.27%	-19.57%
Return After Taxes on Distributions – Class A+	-42.29%	-19.84%
Return After Taxes on Distributions and Sale of Fund Shares – Class A+	-27.46%	-16.33%

Russell 2000 Index(2)	-33.79%	-14.13%	(3)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) From 10/2/06

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.52%
Total Annual Fund Operating Expenses(3)	1.35%

Less Expense Reimbursement	(.20%	)
Net Fund Expenses(4)(5)	1.15%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$685	$959	$1,254	$2,089

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

–  53  –

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed 1.14%. The Net Fund Expenses shown in the above table may exceed this amount, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Small Cap Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 21.70% for the quarter ended June 30, 2003 and the lowest was -27.42% for the quarter ended December 31, 2008.

Average Annual Total Returns for Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2008)

The table compares investment results for an account managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years		Since 8/2/99
OFI Mutual Fund
Class A*	-	41.83%	-	2.85%	5.96%

Russell 2000 Index^	-	33.79%	-	0.93%	2.55%

* Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Main Street Small Cap Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Zavanelli has managed the OFI Fund since August 2, 1999 and Mr. Reinganum has managed the OFI Fund since June 30, 2008. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Small Cap Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Small Cap Fund.

^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  54  –

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MassMutual Premier Small Company Opportunities Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund’s Sub-Adviser to be realistically valued.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of small-capitalization (“small-cap”) U.S. companies that the Fund’s Sub-Adviser, OFI Institutional, believes have favorable business trends or prospects. Normally, the Fund invests at least 80% of its net assets in the securities of small-cap companies. Small-cap companies are defined as those companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000 Index or the S&P SmallCap 600 Index – as of January 31, 2009, between $3.64 million and $3.46 billion. The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in each index change. OFI Institutional will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

In selecting securities for purchase or sale by the Fund, OFI Institutional uses an investment process that uses multi-factor quantitative models to rank approximately 3,000 stocks on a daily basis. While the process may change over time or vary in particular cases, in general the selection process currently uses:

Multi-factor quantitative models: The Fund uses both “top down” and “bottom up” quantitative models.

•	The “top down” market capitalization model seeks to predict the future market direction of the capitalization environment. OFI Institutional divides the domestic equity market into several market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals, relative valuations and measures of investors’ risk tolerance.

•	The “bottom up” stock selection models seek to rank securities within each capitalization range in order of attractiveness. More than a hundred company-specific factors are analyzed in constructing the “bottom up” models, including valuation, profitability, quality, momentum, volatility and special effects. Different models may be used for each of the different market capitalization segments. These models incorporate both macro-economic variables and seasonal effects to attempt to predict the performance of the company-specific factors.

Portfolio Construction: The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The Fund aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, and Portfolio Turnover Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 22.08% for the quarter ended

–  56  –

June 30, 2001 and the lowest was -27.32% for the quarter ended December 31, 2008.

Average Annual Total Returns (1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years		Ten Years
Return Before Taxes – Class A(2)	-41.85%	-	6.37%	5.11%
Return After Taxes on Distributions – Class A(2)	-41.85%	-	8.75%	2.94%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(2)	-27.20%	-	5.00%	4.13%

Russell 2000 Index(3)	-33.79%	-	0.93%	3.02%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001. In addition, the Fund’s investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund. The performance results shown above would not necessarily have been achieved had the Fund’s current strategy been in effect for the periods for which performance results are presented.

(2) Performance for Class A shares of the Fund reflects any applicable sales charge.

(3) The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.42%
Total Annual Fund Operating Expenses(3)	1.25%

Less Expense Reimbursement	(.11%	)
Net Fund Expenses(4)(5)	1.14%

–  57  –

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$685	$939	$1,212	$1,990

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed 1.14%. The Net Fund Expenses shown in the above table may exceed this amount, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  58  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Global Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Fund’s Sub-Adviser, OFI, looks primarily for foreign and U.S. companies with high growth potential. OFI generally uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. OFI also evaluates factors affecting particular industries, market trends and general economic conditions.

OFI considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. OFI generally focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	stocks of small-, medium- and large-cap growth-oriented companies worldwide,

•	companies that may benefit from global growth trends at attractive valuations,

•	companies with strong competitive positions and high demand for their products or services, and

•	cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, OFI considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, mass affluence and demographic changes.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk, Portfolio Turnover Risk, Special Situations Risk and Cyclical Opportunities Risk.

These Risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return for the Fund was 9.49% for the quarter ended September 30, 2005 and the lowest quarterly return was -22.32% for the quarter ended December 31, 2008.

–  60  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class A+	-44.83%	-6.23%
Return After Taxes on Distributions – Class A+	-45.11%	-6.75%
Return After Taxes on Distributions and Sale of Fund Shares – Class A+	-28.46%	-4.96%

MSCI World Index(2)	-40.71%	-3.99%	(3)

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) From 1/3/05

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.43%
Total Annual Fund Operating Expenses(3)	1.48%

Less Expense Reimbursement	(.05%)
Net Fund Expenses(4)(5)	1.43%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$712	$1,011	$1,332	$2,238

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

–  61  –

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed 1.43%. The Net Fund Expenses shown in the above table may exceed this amount, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Global Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 36.42% for the quarter ended December 31, 1999 and the lowest was -22.10% for the quarter ended December 31, 2008.

OFI Average Annual Returns for Similar Accounts*

(for the periods ended December 31, 2008)

The table compares OFI’s investment results for an account with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Ten Years
OFI Mutual Fund
Class A*	-	44.62%	-1.55%		3.99%

MSCI World Index^	-	40.71%	-0.51%	-	0.64%

*Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Global Fund (“OFI Fund”), which is registered under the 1940 Act, and is provided solely to illustrate OFI’s performance in managing such a portfolio. Mr. Bhaman has managed the OFI Fund since August 2, 2004. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Global Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Global Fund.

^The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Premier International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its net assets invested in stocks traded primarily in foreign markets.

The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions such as Asia, Europe or Latin America. The Fund’s Sub-Adviser, OFI Institutional, generally emphasizes investments in common stocks of issuers that the portfolio manager considers to be “growth” companies. The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund generally invests a substantial portion of its assets in stocks of small- to mid-sized companies.

OFI Institutional evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for foreign companies with high growth potential using a “bottom up” investment approach, that is, by looking at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development, as well as its position in its industry.

In seeking diversification of the Fund’s portfolio, OFI Institutional currently focuses on the following factors, which may vary in particular cases and may change over time:

•	companies that enjoy a strong competitive position and high demand for their products or services;

•	companies with accelerating earnings growth and cash flow; and

•	diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.

OFI Institutional also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. OFI Institutional does not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. OFI Institutional monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.

The Fund may invest in securities convertible into common stock and other securities having equity features. The Fund may use derivatives for hedging purposes, to seek capital appreciation or to try to manage investment risks.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk, Portfolio Turnover Risk and Special Situations Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 39.31% for the quarter ended December 31, 1999 and the lowest was -29.47% for the quarter ended September 30, 2002.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes – Class A(2)	-46.61%	0.48%	1.41%
Return After Taxes on Distributions – Class A(2)	-47.17%	0.19%	0.49%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(2)	-29.39%	0.53%	0.95%

MSCI EAFE Index(3)	-43.38%	1.66%	0.80%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2) Performance for Class A shares of the Fund reflects any applicable sales charge.

(3) The Morgan Stanley Capital International, Inc. (MSCI) Europe, Australasia, Far East (EAFE) Index is a widely recognized, unmanaged index representative of equity securities in developed markets, excluding the U.S. and Canada. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.41%
Total Annual Fund Operating Expenses(3)(4)	1.51%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$720	$1,025	$1,351	$2,273

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  65  –

MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest a minimum of 90% of its net assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund normally will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund will normally invest no more than 10% of its net assets in options, warrants, convertible securities and fixed income securities.

The Fund generally will invest such that a country’s percentage weight or its currency weight within the Fund’s portfolio will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•	Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may invest up to 10% of its total assets in the equity securities of a single issuer. Under normal circumstances, the Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. Under normal circumstances, the Fund may hedge no more than 10% of its total assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring, defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies for hedging purposes or seek to add value through currency exposures independent of stock and benchmark considerations. Baring generally will not initiate sales of currencies in forward markets in excess of 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 74.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

–  66  –

During the period shown above, the highest quarterly return for the Fund was 13.07% for the quarter ended December 31, 2006 and the lowest quarterly return was -22.20% for the quarter ended September 30, 2008.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/01/05)
Return Before Taxes – Class A+	-45.23%	-	4.41%
Return After Taxes on Distributions – Class A+	-45.17%	-	4.61%
Return After Taxes on Distributions and Sale of Fund Shares – Class A+	-29.22%	-	3.60%

MSCI EAFE Index(2)	-43.38%	-	5.78%

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2) The Morgan Stanley Capital International, Inc. (MSCI) Europe, Australasia, Far East (EAFE) Index is a widely recognized, unmanaged index representative of equity securities in developed markets, excluding the U.S. and Canada. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.47%
Acquired Fund Fees and Expenses(2)	.01%
Total Annual Fund Operating Expenses(3)(4)	1.63%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$731	$1,060	$1,411	$2,397

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

–  67  –

(3)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.45% for the quarter ended June 30, 2003 and the lowest was -22.87% for the quarter ended September 30, 2008.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2008)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Since Inception (7/3/00)
Baring Composite
Class A*	-	44.27%	5.20%	-0.34%

MSCI EAFE Index^	-	43.38%	1.66%	-1.40%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ The Morgan Stanley Capital International, Inc. (MSCI) Europe, Australasia, Far East (EAFE) Index is a widely recognized, unmanaged index representative of equity securities in developed markets, excluding the U.S. and Canada. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Premier Strategic Emerging Markets Fund

Investment Objective

The Fund seeks long-term capital growth.

Principal Investment Strategies and Risks

The Fund will normally invest at least 80% of its net assets in investments tied economically to emerging market countries. The Fund defines an emerging market country as one whose economy or markets are generally considered emerging or developing, and is not classified as a developed country according to MSCI Barra. The Fund considers an investment to be tied economically to an emerging market country if it is headquartered, trades on an exchange or has a substantial portion of its assets in or derives a substantial portion of its revenues from emerging market countries.

The Fund expects to invest in some or all of the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Fund’s Sub-Adviser, Baring, determines the universe of emerging market countries in which to invest, and this list may change from time to time based on Baring’s assessment of a country’s suitability for investment.

The Fund will invest primarily in equity investments, which include stocks, securities convertible into stocks, equity-based derivatives and other securities and instruments, including options, warrants and stock rights, whose values are based on stock prices. The Fund may use derivatives for both hedging and non-hedging purposes, including for purposes of enhancing returns.

The Fund may invest in preferred stock, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest in exchange traded funds.

The Fund will generally invest a substantial portion of its assets in large-cap companies. However, at times, the Fund may invest to a greater extent in small- to mid-cap companies, the share prices of which may be more volatile than those of large-cap companies. The Fund will generally emphasize investments in growth companies.

A significant majority of the investments made by the Fund may be denominated in currencies other than the U.S. dollar. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors. The Fund may, but will not necessarily, employ hedging techniques, including cross hedging, in order to hedge foreign currency exposure. The Fund may enter into foreign currency forward contracts, warrants or options. Baring generally expects to hedge less than 30% of the Fund’s absolute currency risk.

Baring employs a “growth at a reasonable price” investment philosophy that focuses on companies with unrecognized growth and earnings surprise. Baring’s investment process is driven by fundamental research and analysis of stocks, sectors and countries. Baring’s teams of company and policy analysts seek what they believe to be under-recognized growth companies that are expected to deliver positive earnings. This process focuses the insights from its global research platform into the portfolio. Baring believes in research specialization, the benefit of local presence and multiple sources of alpha. Stock analysts establish ratings for individual companies and a separate strategic team integrates these views in generating relative return projections for country and sectors. Proprietary research has led Baring to identify growth, liquidity, currency, management and valuation at both the country and company level as the key drivers of performance in emerging markets. The framework provides the backbone to research and decision making. Portfolio managers identify preferred weightings for countries based on country ratings, and identify preferred selection and weighting of the securities owned based on stock ratings. Sell decisions are generally made based on either one or a mix of conditions, including but not limited to: the stock meeting long-term price targets; the stock not meeting fundamental expectations; or the stock is no longer consistent with the view Baring has for the economic or investment cycle.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in the value of a single stock could have a greater impact on the Fund’s net asset value and its

–  70  –

total return. See “Non-Diversification Risk” on page 76.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These Risks are described beginning on page 74.

Annual Performance

The Fund commenced operations on November 3, 2008 and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	1.05%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(2)	.79%
Acquired Fund Fees and Expenses(3)	.01%
Total Annual Fund Operating Expenses	2.10%

Less Expense Reimbursement	(.44%	)
Net Fund Expenses(4)(5)	1.66%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$734	$1,155

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Other expenses are based on estimated amounts for the first fiscal year of the Fund.

(3)	Acquired Fund fees and expenses represent approximate expenses to be borne indirectly by the Fund in its first fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through March 1, 2010, to the extent that Net Fund Expenses would otherwise exceed 1.65%. The Net Fund Expenses shown in the above table may exceed this amount, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  71  –

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Strategic Emerging Markets Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 27.47% for the quarter ended December 31, 2001 and the lowest was -26.01% for the quarter ended September 30, 2008.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2008)

The table compares Baring’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Since Inception (7/1/99)
Baring Composite
Class A*	-	52.56%	7.55%	5.52%

MSCI® EM Index^	-	53.33%	7.66%	5.70%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ Morgan Stanley Capital International Emerging Markets (MSCI® EM) Index is an unmanaged market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of emerging stock markets throughout the world and excludes certain market segments unavailable to U.S. based investors. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  72  –

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Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

Market risk is the general risk of unfavorable market-induced changes in the value of a security. A Fund is subject to market risk when it invests some or all of its assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a fixed, variable or floating interest rate over a predetermined period. Payments of principal or interest may be at fixed intervals, only at maturity or upon the occurrence of stated events or contingencies. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Fund will likely fall. If interest rates fall, most securities held by a Fund paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a Fund’s debt securities, weighted by the dollar amount of each payment. It is used to determine the sensitivity of the security’s value to changes in interest rates. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

The value of a debt security can also decline in response to changes in market, economic, industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally.

In the case of stocks and other equity securities (including preferred stock, warrants and convertible securities), market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities.

Funds that maintain substantial exposure to equities and do not attempt to time the market face the possibility that stock market prices in general will decline over short or even extended periods, subjecting these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by a Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. This is the risk that the issuer or the guarantor of a debt security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract or securities loan, will be, or will be perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, or that a debt security’s rating will be downgraded by a credit rating agency. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for Funds to the extent they invest in below investment grade securities. These debt securities and unrated securities of similar quality, which are commonly known as “junk

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

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bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. A Fund that invests in foreign debt securities is also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. Management risk is the chance that poor security selection will cause a Fund to underperform relative to other funds with similar investment objectives. Each Fund’s Sub-Adviser manages the Fund according to traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Sub-Advisers may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. Each Fund’s Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result. Also, the timing of movements from one type of security to another could have a negative effect on the overall investment performance of a Fund. The performance of an investment in certain types of securities may depend more on a Sub-Adviser’s analysis than would be the case for other types of securities. For Funds with multiple Sub-Advisers, there is no guarantee that the Fund’s investment adviser will make the most advantageous allocation of a Fund’s portfolio between or among a Fund’s multiple sub-advisers.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on securities to be less than expected when purchased. The interest rate risk described above may be compounded for a Fund to the extent it invests to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. A Fund is also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell or to close out at favorable prices or times. The ability of a Fund to dispose of such illiquid securities at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold them. In addition, a Fund, by itself or together with other accounts managed by the Sub-Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. Investments in derivatives, structured assets such as mortgage-backed and asset-backed securities, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk.

•

Derivative Risk.  Derivatives are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies, credit exposures, currency exchange rates, commodities, related indexes or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of potential risks described in this prospectus, including market risk, credit risk, management risk, liquidity risk and leveraging risk. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument or index but also of the derivative itself, without the benefit of observing the

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performance of the derivative under all possible market conditions. (For example, successful use of a credit default swap may require, among other things, an understanding of both the credit of the company to which it relates and of the way the swap is likely to respond to changes in various market conditions and to factors specifically affecting the company.) The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile. When a Fund uses a derivative instrument, it could lose more than the principal amount invested. Since the values of derivatives are calculated and derived from the values of other assets, reference rates, or indexes, there is greater risk that derivatives will be improperly valued.

Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates or indexes they are designed to hedge or to track closely, and the risk that a derivative transaction may not have the effect the Fund’s investment adviser anticipated. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Use of derivatives may increase the amount of taxes payable by shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

•

Non-Diversification Risk.  Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of a single issuer will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The International Bond Fund and Strategic Emerging Markets Fund are actively managed non-diversified funds. Each Fund’s Sub-Adviser uses a strategy of limiting the number of issuers which the Fund will hold.

•	Foreign Investment Risk. Funds investing in foreign securities and instruments may experience more rapid and extreme changes in value than funds that invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. There may be less information publicly available about a foreign company than about a comparable domestic company, and many foreign companies are not subject to accounting, auditing, or financial reporting standards and practices comparable to those in the United States. Also, nationalization, expropriation or confiscatory taxation, foreign withholding or other taxes, restrictions or prohibitions on repatriation of foreign currencies, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. In addition, foreign brokerage commissions and other fees also are generally higher than in the United States.

Some Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs, which may be sponsored or unsponsored, represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs,

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GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. Some Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments to be consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging market countries may have higher relative rates of inflation than developed countries and may be more likely to experience political unrest and economic instability. Many emerging market countries have experienced substantial rates of inflation for many years, which may have adverse effects on the economies and the securities markets of those countries. Investments in emerging market countries could be subject to expropriation of assets, which could wipe out the entire value of a Fund’s investment in that market.

Emerging market debt securities are often rated below investment grade (often referred to as “junk bonds”), reflecting increased risk of issuer default or bankruptcy. Political and economic turmoil could raise the possibility that trading of securities will be halted. Emerging markets also may be concentrated towards particular industries. Countries heavily dependent on trade face additional threats from the imposition of trade barriers and other protectionist measures. Emerging market countries have a greater risk than developed countries of currency depreciation or devaluation relative to the U.S. dollar, which could adversely affect any investment made by a Fund. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions, making it harder for a Fund to buy and sell securities. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. A Fund may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller and Mid-Cap Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Such companies may have been recently organized and have little or no track record of success. Also, a Fund’s Sub-Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Although mid-cap companies are larger than smaller companies, they may have many of the same risks.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may

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fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. Funds that invest in growth companies are subject to the risk that the market may deem these companies’ stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value investment approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. A Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives, by entering into reverse repurchase agreements and by borrowing money to repurchase shares or to meet redemption requests. Certain derivatives have the potential for unlimited loss, regardless of the size of the investment. Leveraging may increase the assets on which the investment adviser’s fee is based.

•	Sector Allocation Risk. In allocating the Strategic Income Fund’s investments among the three principal sectors in which the Strategic Income Fund invests to seek to take advantage of the lack of correlation of the performance of these sectors, OFI Institutional’s expectations about the relative performance of those sectors may be inaccurate, and the Strategic Income Fund’s returns might be less than other funds using similar strategies.

•	Convertible Securities Risk. Because convertible securities can be converted into common stock, their value normally will vary in some proportion with those of the underlying common stock. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which a Fund invests, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

Lower rated fixed income securities involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower-rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than more highly-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower-rated fixed income securities to meet its ongoing obligations.

A Fund that invests in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default)

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may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

•	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth under the “Expense Information” tables but do have the effect of reducing a Fund’s investment return. Because short-term capital gains are distributed as ordinary income, this generally increases tax liability unless shares are held through a tax-deferred or exempt account. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

•	Special Situations Risk. Periodically, the Global Fund might use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer’s securities. The Global Fund’s investment might not produce the expected gains or could incur a loss for the portfolio.

•	Cyclical Opportunities Risk. The Global Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if OFI believes they have growth potential. The Global Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Global Fund’s share prices.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have non-Principal risks not identified in this chart.

Risk	Money Market Fund	Short- Duration Bond Fund	Inflation- Protected Bond Fund	Core Bond Fund	Diversified Bond Fund	Strategic Income Fund	High Yield Fund	International Bond Fund	Balanced Fund	Value Fund	Core Value Equity Fund	Enhanced Index Value Fund	Enhanced Index Core Equity Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk		X	X	X	X	X	X	X	X

Liquidity Risk			X	X	X	X	X	X	X	X	X	X	X

Derivative Risk		X	X	X	X	X	X	X	X	X	X	X	X

Non-Diversification Risk								X

Foreign Investment Risk		X	X	X	X	X	X	X	X	X	X

Emerging Markets Risk		X		X	X	X	X	X	X	X	X

Currency Risk		X	X	X	X	X	X	X	X	X	X

Smaller and Mid-Cap Company Risk										X	X

Growth Company Risk

Value Company Risk										X	X	X

Leveraging Risk		X	X	X	X	X	X	X	X	X	X	X	X

Sector Allocation Risk						X

Convertible Securities Risk		X		X	X		X		X	X	X

Lower-Rated Fixed Income Securities Risk		X		X	X	X	X	X	X

Preferred Stock Risk							X			X	X

Portfolio Turnover Risk							X			X	X	X	X

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Risk	Main Street Fund	Capital Appreciation Fund	Enhanced Index Growth Fund	Discovery Value Fund	Small Capitalization Value Fund	Main Street Small Cap Fund	Small Company Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund	Strategic Emerging Markets Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk

Liquidity Risk	X	X	X	X	X	X	X	X	X	X	X

Derivative Risk	X	X	X	X	X	X	X	X	X	X	X

Non-Diversification Risk											X

Foreign Investment Risk	X	X		X		X	X	X	X	X	X

Emerging Markets Risk								X	X		X

Currency Risk	X	X		X		X	X	X	X	X	X

Smaller and Mid-Cap Company Risk		X		X	X	X	X	X	X	X	X

Growth Company Risk		X	X			X	X	X	X	X	X

Value Company Risk				X	X	X	X

Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X

Convertible Securities Risk									X		X

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk									X		X

Portfolio Turnover Risk	X	X	X	X	X	X	X	X	X	X	X

Special Situations Risk								X	X

Cyclical Opportunities Risk								X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2008, MassMutual, together with its subsidiaries, had assets under management of approximately $363 billion.

In 2008, each Fund paid MassMutual an investment management fee based on a percentage of each Fund’s average daily net assets as follows: .35% for the Money Market Fund, .40% for the Short-Duration Bond Fund, .48% for the Inflation-Protected Bond Fund, .48% for the Core Bond Fund, .50% for the Diversified Bond Fund, .55% for the Strategic Income Fund, .50% for the High Yield Fund, .60% for the International Bond Fund, .48% for the Balanced Fund, .50% for the Value Fund, .50% for the Core Value Equity Fund, .50% for the Enhanced Index Value Fund, .50% for the Enhanced Index Core Equity Fund, .65% for the Main Street Fund, .65% for the Capital Appreciation Fund, .50% for the Enhanced Index Growth Fund, .80% for the Discovery Value Fund, .70% for the Small Capitalization Value Fund, .58% for the Main Street Small Cap Fund, .58% for the Small Company Opportunities Fund, .80% for the Global Fund, .85% for the International Equity Fund, .90% for the Focused International Fund and 1.05% for the Strategic Emerging Markets Fund.

A discussion regarding the basis for the board of trustees approving any investment advisory contract of the Funds is either available in the Funds’ semi-annual report to shareholders dated April 30, 2008 or will be available in the Funds’ semi-annual report to shareholders dated April 30, 2009.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee ranges for each share class of the Funds are .0144% to .1800% for Class S shares; .0644% to .2468% for Class Y shares; .2144% to .3968% for Class L and Class A shares; and .2644% to .4568% for Class N shares.

MassMutual Contracts with the following Sub-Advisers to help manage the Funds:

AllianceBernstein L.P. (“AllianceBernstein”), located at 1345 Avenue of the Americas, New York, New York 10105, manages a portion of the portfolio of the Core Value Equity Fund. AllianceBernstein is a limited partnership, the majority ownership interests in which are held by its affiliates: AllianceBernstein Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2008, AllianceBernstein managed approximately $462 billion in assets.

John P. Mahedy

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Mahedy was named Chief Investment Officer for U.S. Value Equities in 2009, after serving as Co-CIO since 2003. Previously, he was the Director of Research for U.S. Value Equities, a position he held since 2001. Prior to that position, Mr. Mahedy was a Senior Research Analyst in Bernstein’s institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001 and the oil-services industry from 1988 to 1991. He also covered oil services at Morgan Stanley for three years in the early 1990s. Mr. Mahedy was ranked among the top-five oil analysts in the Reuters and Greenwich Associates polls in 1999 and 2000, and he was named to the Institutional Investor All-America Research Team in 1993, 1994 and 1995. Mr. Mahedy began his career as a senior auditor with Peat Marwick Main.

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David Yuen

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Mr. Yuen was appointed Director of Research for U.S. Large-Cap Value in early 2008. Previously, he was Research Director, Emerging Markets Value, since August of 2002. Mr. Yuen joined Bernstein in 1998 as a Research Analyst covering the global retailing industry. He became Senior Research Analyst in 1999 and expanded coverage to include Textile & Apparel, Gaming & Lodging, and Consumer Appliances in addition to Retail. Prior to joining Bernstein, he was a Senior Vice President of The Coleman Company from 1994 to 1998. From 1997 to 1998, he was based in Hong Kong and responsible for the Asia Pacific region, with a particular focus on China. From 1994 to 1997, Mr. Yuen was responsible for Corporate Development and Strategy. From 1988 to 1994, he was a Consultant and subsequently Partner at WKI, a management consulting firm specializing in emerging markets strategies. Prior to that, Mr. Yuen was a consultant with Bain & Company.

Marilyn G. Fedak

is a portfolio manager of a portion of the Core Value Equity Fund, which is managed on a team basis. Ms. Fedak, a Chartered Financial Analyst, is the Vice Chair of Investment Services of AllianceBernstein and a member of the firm’s Executive Committee, a group of senior business leaders responsible for managing the firm, enacting key strategic initiatives and allocating resources. She also heads the firm’s Talent Development Team, a subset of the Executive Committee; is President of Sanford C. Bernstein Mutual Funds and a Director of SCB Inc. Ms. Fedak joined Sanford C. Bernstein & Co., Inc (a predecessor company of AllianceBernstein) in 1984 as a Senior Portfolio Manager. She was Chief Investment Officer for U.S. Large-Cap Value Equities from 1993 to 2003. In 2003, Ms. Fedak became the head of Bernstein Global Value Equities and named John Mahedy, the Director of Research for U.S. Large-Cap Value Equities, as her Co-CIO for U.S. Large-Cap Value Equities. In early 2009, she transitioned out of both roles, having been named Vice Chair of Investment Services. Prior to joining Bernstein, Ms. Fedak was a Portfolio Manager and Research Analyst at Morgan Guaranty Trust Company from 1972 to 1983.

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Enhanced Index Value Fund, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund and a portion of the portfolio of the Core Value Equity Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of December 31, 2008 of more than $98 billion.

William M. Awad III

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Awad is a Chartered Financial Analyst with over 20 years of industry experience. Prior to joining Babson Capital in 2001, Mr. Awad was Senior Vice President and Fixed Income Portfolio Manager, and Vice President and Head of Fixed Income Trading at Fleet Investment Advisors.

Chris C. Cao

is a member of Babson Capital’s Quantitative Management Equity Team. Mr. Cao shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund with Mr. Farrell. Mr. Cao, a Chartered Financial Analyst, has over 10 years of industry experience. Prior to joining Babson Capital in 2001, Mr. Cao was employed by Aeltus Investment Management and more recently at INVESCO.

Ronald E. Desautels

is a member of Babson Capital’s Fixed Income Team and shares principal responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Nagle.

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Mr. Desautels has managed these Funds since inception. Mr. Desautels is a Chartered Financial Analyst and has over 31 years of experience. Prior to joining Babson Capital in 1985, Mr. Desautels served as an Assistant Investment Officer at Travelers Insurance Company.

Michael F. Farrell

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Core Equity Segment of the Balanced Fund and a portion of the Core Value Equity Fund with Mr. Cao. He is also responsible for the asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson Capital, has over 21 years of experience and was recognized as one of the nations top 100 mutual fund managers by Barron’s in 2007 and 2006. Prior to joining Babson Capital in 2000, Mr. Farrell worked as an economist and quantitative portfolio manager at Aeltus Investment Management.

Jill A. Fields

is principally responsible for the day-to-day management of the High Yield Fund and the high yield segment of the Diversified Bond Fund. Ms. Fields, a Managing Director, joined Babson Capital in 1997. Prior to that, Ms. Fields was Director of Corporate Bond Research at The Hartford Life Insurance Group, where she was responsible for investment research, trading approval and credit risk management.

Mary Wilson Kibbe

is the Head of the Fixed Income Team and principally responsible for the management of all public fixed income trading for Babson Capital. Ms. Kibbe is also responsible for the oversight and management of the firm’s relative return strategies. Ms. Kibbe oversees the day-to-day management of the Money Market Fund, and the Money Market Segment of the Balanced Fund. Ms. Kibbe also oversees the day-to-day management of the Short-Duration Bond Fund, the Inflation-Protected bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Ms. Kibbe, a Managing Director of Babson Capital, has over 33 years of industry experience and has been associated with MassMutual since 1982.

David L. Nagle

is a member of Babson Capital’s Fixed Income Team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Nagle shares principle responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Desautels. Mr. Nagle, a Chartered Financial Analyst, joined Babson Capital in 1986 has over 23 years of experience.

Charles S. Sanford

is a member of Babson Capital’s Fixed Income Team primarily responsible for the day-to-day management of the Short Duration Bond Fund, the Core bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Sanford has over 15 years of industry experience and, prior to joining Babson Capital in 2004, was employed by Booz, Allen and Hamilton and BellSouth.

Douglas M. Trevallion, II

is a member of Babson Capital’s Fixed Income Team primarily responsible for the day-to-day management of the Short Duration Bond Fund, the Inflation-Protected Bond Fund, the Core bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Trevallion, a Chartered Financial Analyst, has over 19 years of industry experience. Prior to joining Babson Capital in 2000, Mr. Trevallion was employed at MassMutual.

Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the International Bond Fund, Focused International Fund and Strategic Emerging Markets Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of December 31, 2008 the BAM Group managed approximately US$33 billion on behalf of clients located around the world.

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Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group — a team of five senior investors who represent the diverse skills required to construct EAFE portfolios. One of these five team members holds primary responsibility for this Fund:

David Bertocchi, CFA

is a manager of international equity portfolios. He is a past member of Barings European and UK equity teams. Mr. Bertocchi was appointed Divisional Director in 2004. He joined Baring Asset Management in 2000.

Dagmar Dvorak, CFA

is a portfolio manager of the International Bond Fund. Ms. Dvorak is a member of the Global Government High Alpha and Global Aggregate Portfolio Construction Groups and is responsible for the management of global bond and currency mandates and has research responsibilities for Scandinavian markets. She joined Baring Asset Management in 2007. Previously, Ms. Dvorak worked for Barclays where she was responsible for constructing fixed income model portfolios, and Deutsche Bank where she was responsible for the management of global bond portfolios. She started her career in Austria within the institutional investment management at Raiffeisen.

Harjeet Heer

is a portfolio manager of the International Bond Fund. Mr. Heer is the Head of the Global Aggregate Product and is responsible for managing and researching Government and Corporate bonds, as well as currencies. He joined Baring Asset Management as a Director in 2008. Previously, Mr. Heer worked for Credit Suisse Asset Management (“CSAM”) for twenty-two years. At CSAM, Mr. Heer managed Global Bond portfolios, was a member of the Global Interest Rate Group and Global Currency Committee and held the role of COO for Fixed Income in London.

James Syme, CFA

is a portfolio manager of the Strategic Emerging Markets Fund. Mr. Syme is the Head of Baring Asset Management’s Global Emerging Markets Equities Team, which covers 28 countries on 4 continents. He joined Baring Asset Management in October 2006 from SG Asset Management in London, where he spent a total of nine years and was Head of Global Emerging Markets Team for three years. Before joining SG Asset Management, Mr. Syme spent three years at Henderson Investors as an emerging markets portfolio manager.

Paul Wimborne

is a portfolio manager of the Strategic Emerging Markets Fund. Mr. Wimborne joined Baring Asset Management in October 2006 from Insight Investments where he ran the AA rated Global Emerging Markets Fund for over three years before the fund was closed and was responsible for stock selection and portfolio construction for the Asian Equity portfolios. Prior to Insight Investments, Mr. Wimborne worked in the Global Equities team at Rothschild Asset Management where he mainly covered the Latin American region, helping to manage the Latin American Funds.

OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281, manages the investments of the Capital Appreciation Fund and Global Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2008, OFI managed assets of approximately $144 billion.

Marc L. Baylin

is the portfolio manager of the Capital Appreciation Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI. Prior to joining OFI in September 2005, he was a Managing Director and lead Portfolio Manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

Rajeev Bhaman

is the portfolio manager of the Global Fund. Mr. Bhaman, a Chartered Financial Analyst, has been a Senior Vice President of OFI since August 2004 and was previously a Vice President of OFI from January 1997 to July 2004.

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OFI Institutional Asset Management, Inc. (“OFI Institutional”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281, manages the investments of the Strategic Income Fund, Value Fund, Main Street Fund, Discovery Value Fund, Small Capitalization Value Fund, Main Street Small Cap Fund, Small Company Opportunities Fund, International Equity Fund and a portion of the portfolio of the Core Value Equity Fund. OFI Institutional is a wholly owned subsidiary of OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual. As of December 31, 2008, OFI Institutional had approximately $7 billion in assets under management.

John Damian

is the portfolio manager of the Discovery Value Fund and a co-portfolio manager of the Value Fund and a portion of the Core Value Equity Fund. Mr. Damian is a Vice President of OFI Institutional, which he joined in July 2006. Mr. Damian has been a Vice President and Portfolio Manager of OFI since 2001. Previously, he was a Senior Analyst/Director for Citigroup Asset Management since 1999 and prior to that was a Senior Research Analyst for Pzena Investment Management from 1997 to 1999.

George R. Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Senior Vice President of OFI Institutional, which he joined in February 2007. Mr. Evans is a Senior Vice President and Portfolio Manager of OFI, which he joined in 1990. Prior to joining OFI, he was a Securities Analyst and Portfolio Manager at Brown Brothers Harriman & Company.

Marc R. Reinganum

is a co-portfolio manager of the Main Street Fund, the Main Street Small Cap Fund and the Small Company Opportunities Fund. Dr. Reinganum is a Vice President of OFI Institutional, which he joined in February 2007. Dr. Reinganum is a Vice President and the Director of Quantitative Research of OFI, which he joined in September 2002. Previously, he was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University from 1995 to 2002. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and a member of the Board of Trustees Investment Committee.

David Schmidt

is the portfolio manager of the Small Capitalization Value Fund. Mr. Schmidt, a Chartered Financial Analyst, oversees the quantitative equity investment process and is responsible for the ongoing analysis of OFI Institutional’s quantitative models. Mr. Schmidt first joined Trinity Investment Management Corporation, a wholly-owned subsidiary of OFI Institutional (now the Quantitative Equity group of OFI Institutional), in 1988 as a Systems Analyst. After a leave to run a consulting business, he rejoined the firm in 1994 and assumed his current responsibilities in 1999.

Arthur P. Steinmetz

is the portfolio manager of the Strategic Income Fund. Mr. Steinmetz is a Senior Vice President of OFI Institutional, which he joined in June 2006. Mr. Steinmetz is a Senior Vice President and the Director of Fixed Income of OFI, which he joined in 1986. Previously, he was an Analyst with PaineWebber where his responsibilities dealt with derivative securities.

Mitch Williams

is a co-portfolio manager of the Value Fund and a portion of the Core Value Equity Fund. Mr. Williams, a Chartered Financial Analyst, has been a Vice President of OFI Institutional since July 2004. Mr. Williams has been a Vice President of OFI since July 2006 and was a Senior Research Analyst of OFI since April 2002. Previously, he was a Research Analyst for Evergreen Funds from 2000 to 2002 and a Senior Research Associate with Credit Suisse First Boston from 1999 to 2000.

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Mark Zavanelli

is a co-portfolio manager of the Main Street Fund, the Main Street Small Cap Fund and the Small Company Opportunities Fund. Mr. Zavanelli, a Chartered Financial Analyst, is a Vice President of OFI Institutional, which he joined in June 2006. Mr. Zavanelli is a Vice President of OFI, which he joined in May 1998. Previously, he served as President of Waterside Capital Management, a registered investment adviser, from August 1995 through April 1998.

Wentong Alex Zhou, CFA

is a co-portfolio manager of the Main Street Fund. Dr. Zhou, a Chartered Financial Analyst, is an Assistant Vice President of OFI Institutional, which he joined in July 2008. Dr. Zhou has been an Assistant Vice President of OFI since 2001 and a Portfolio Manager of OFI since January 2007. Previously, he was a Senior Quantitative Analyst of OFI since June 1999.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when, for example, its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, the shareholders of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the International Bond Fund, the Balanced Fund, the Core Value Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Discovery Value Fund, the Main Street Small Cap Fund, the Global Fund, the International Equity Fund, the Focused International Fund and the Strategic Emerging Markets Fund have previously approved this arrangement.

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About the Classes of Shares

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class A shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus. Investors may receive different levels of service in connection with investments in different classes of shares and intermediaries may receive different levels of compensation in connection with each share class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a Rule 12b-1 Plan will bear the expense of the payments that would be made pursuant to that Rule 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that Rule 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts.

Class A shares may also be purchased by the following Eligible Purchasers:

•	Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 as amended (the “Code”), Code Section 403(b) plans, Code Section 457 plans and non-qualified deferred compensation plans;

•	Individual retirement accounts described in Code Section 408;

•	Voluntary employees’ beneficiary associations described in Code Section 501(c)(9); and

•	Other institutional investors.

Additionally, shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004 may purchase Class A shares of the Small Company Opportunities Fund.

Additional Information.

An institutional investor or plan may be permitted to purchase shares of a class even if the institutional investor or plan does not meet the minimum investment amounts set forth above, if MML Distributors, LLC (the “Distributor”) or MassMutual, as applicable, determines that the expected size (over time), servicing needs, or distribution or servicing costs for the institutional investor or plan are comparable to those of institutional investors or plans eligible to purchase shares of that class.

Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class A shares. There is no minimum plan or institutional investor size to purchase Class A shares.

Class A shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

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Distribution and Service (Rule 12b-1) Fees.  Class A shares are sold at net asset value per share plus an initial sales charge. The Funds have adopted Rule 12b-1 Plans for Class A shares of the Funds.

Under the Class A Rule 12b-1 Plans, each Fund is permitted to pay distribution and service fees at the annual rate of .25%, in the aggregate, of that Fund’s average daily net assets attributable to Class A shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class A shares and for related expenses. Service fees may be paid to brokers or other financial intermediaries for providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts and for related expenses. Compensation under the Class A Rule 12b-1 Plans for service fees will be paid to MassMutual, through the Distributor, and compensation under the Plans for distribution fees will be paid to the Distributor. MassMutual and the Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to the brokers or other intermediaries. MassMutual may pay any Class A Rule 12b-1 service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual will pay the service fees on a quarterly basis.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class A shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class A shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class A shares, including any advance of Rule 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class A shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class A shares will be based on criteria established by MassMutual. Compensation paid by the Funds to brokers or other intermediaries for providing services on account of Class A shares is described above under “Distribution and Service (Rule 12b-1) Fees”. Annual compensation paid on account of Class A shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that relate to the sale of the Funds or certain of MassMutual’s variable annuity contracts for which the Funds are underlying investment options.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•

Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms or with other marketing or administrative services; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts or the Funds, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received in good form by the transfer agent, MassMutual or another intermediary authorized for this purpose. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order (generally within one business day) and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received in good form. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the International Bond Fund, Global Fund, International Equity Fund, Focused International Fund or Strategic Emerging Markets Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into any Fund (except the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund, High Yield Fund and International Bond Fund) will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 60 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchange purchases, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds do not accommodate excessive trading and/or market timing activity. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at

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the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account- related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will place trades by telephone or in writing directly with State Street Bank and Trust Company (“State Street”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to State Street. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone are able to do so through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to State Street. Transaction orders placed in writing should be addressed to State Street Bank and Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•	A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•	The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•	The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to State Street.

Initial Sales Charges

Class A shares are sold at their offering price, which is normally NAV plus an initial sales charge. However, in some cases, as described below, purchases are not subject to an initial sales charge, and the offering price will be the NAV. In other cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire sales charge as a concession to

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dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

Front-End Sales Charge (As a Percentage of Offering Price) /
Front-End Sales Charge (As a Percentage of Net Amount
Invested) / Concession (As a Percentage of Offering Price) for
Different Purchase Amounts:
Price Breakpoints	General Equity	General Taxable Bond	Shorter- Term Bond
Less than $25,000	5.75%/ 6.10%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%
$25,000- $49,999	5.50%/ 5.82%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%
$50,000- $99,999	4.75%/ 4.99%/ 4.00%	4.50%/ 4.71%/ 3.75%	3.50%/ 3.63%/ 3.00%
$100,000-$249,999	3.75%/ 3.90%/ 3.00%	3.50%/ 3.63%/ 2.75%	3.00%/ 3.09%/ 2.50%
$250,000-$499,999	2.50%/ 2.56%/ 2.00%	2.00%/ 2.04%/ 2.25%	2.50%/ 2.56%/ 2.00%
$500,000-$999,999	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.50%
$1,000,000 or more	None/ None/ 1.00%	None/ None/ 1.00%	None/ None/ .50%

A reduced sales charge may be obtained for Class A shares under the Funds’ “Rights of Accumulation” because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.

To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you can add together:

•	Current purchases of Class A shares of more than one Fund subject to an initial sales charge to reduce the sales charge rate that applies to current purchases of Class A shares; and

•	Class A shares of Funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in the previously purchased Funds.

The Distributor will add the value, at current offering price, of the Class A shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request the reduced sales charge when you buy Class A shares and inform your broker-dealer or other financial intermediary of Class A shares of any other Funds that you own. Information regarding reduced sales charges can be found on the MassMutual website at http:// www.massmutual.com/retire.

There is an initial sales charge on the purchase of Class A shares of each of the MassMutual Premier Funds except the Money Market Fund.

Contingent Deferred Sales Charges

There is no initial sales charge on purchases of Class A shares of any one or more of the Funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 1.0%, or .50% of purchases of $1 million or more, as shown in the above table. The concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request).

All contingent deferred sales charges will be based on the lesser of the NAV of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

•	the amount of your account value represented by an increase in net asset value over the initial purchase price,

•	shares purchased by the reinvestment of dividends or capital gains distributions, or

•	shares redeemed in the special circumstances described below.

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To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains distributions, and

2.	shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.

Waivers of Class A Initial Sales Charges

The Class A sales charges will be waived for shares purchased in the following types of transactions:

•	Purchases into insurance company separate investment accounts.

•	Purchases into Retirement Plans or other employee benefit plans.

•	Purchases of Class A shares aggregating $1 million or more of any one or more of the Funds.

•	Purchases into accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Purchases into accounts for which no sales concession is paid to any broker-dealer or other financial intermediary at the time of sale.

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

•	Shares sold to a portfolio manager of the Fund.

•	Class A shares of the Small Company Opportunities Fund sold to shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004.

Waivers of Class A Contingent Deferred Sales Charge

The Class A contingent deferred sales charge will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.	Waivers for Redemptions in Certain Cases.

The Class A contingent deferred sales charge will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

•	Redemptions from Retirement Plans or other employee benefit plans.

•	Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

[1]

The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

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•	Redemptions of Class A shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Code.

•	Redemptions of Class A shares of the Small Company Opportunities Fund by shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004.

B.	Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class A shares sold or issued in the following cases:

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

•	Shares sold to a present or former portfolio manager of the Fund.

Determining Net Asset Value

The Trust calculates the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used by the Trust’s Valuation Committee when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gains that are distributed in a timely manner to its shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. In addition, a Fund that fails to distribute at least 98% of its ordinary income for a calendar year plus 98% of its capital gain net income recognized during the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) generally will be subject to a 4% excise tax on the undistributed amount.

Certain investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This

–  94  –

Prospectus does not attempt to describe such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities invested in shares of a Fund.

Investors are generally subject to Federal income taxes on distributions received in respect of their shares. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than by how long the shareholder held the shares. Distributions of a Fund’s ordinary income and short-term capital gains (i.e., gains from capital assets held for one year or less) are taxable to a shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from the sale of capital assets held by a Fund for more than one year) are taxable as long-term capital gains in the hands of an investor whether distributed in cash or additional shares. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding period and other requirements are met at both the shareholder and Fund level. Fixed income funds generally do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2011.

The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long- term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid by the shareholder for his or her shares.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder. For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in

–  95  –

receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from an exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends received with respect to such shares.

A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the International Bond Fund, the Global Fund, the International Equity Fund, the Focused International Fund and the Strategic Emerging Markets Fund, however, generally will not be entitled to claim a credit or deduction with respect to such foreign taxes. Each of the International Bond Fund, the Global Fund, the International Equity Fund, the Focused International Fund and the Strategic Emerging Markets Fund may be able to elect to “pass through” to its shareholders foreign income taxes that it pays, in which case a shareholder must include its share of those taxes in gross income as a distribution from the Fund and the shareholder will be allowed to claim a credit (or a deduction, if the shareholder itemizes deductions) for such amounts on its federal tax return subject to certain limitations.

In addition, a Fund’s investments in foreign securities (including fixed income securities and derivatives) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount, or character of the Fund’s distributions.

In general, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “United States person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of a Fund beginning before January 1, 2010, a Fund generally is not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. The Funds do not intend to make such dividend designations. Capital gain dividends generally will not be subject to withholding.

The discussion above is very general. Shareholders should consult their tax advisers for more information about the effect that an investment in a Fund could have on their own tax situations, including possible state, local and foreign taxes. Also, as noted above, this discussion does not apply to Fund shares held through tax-exempt retirement plans.

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Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). The Strategic Emerging Markets Fund commenced operations on November 3, 2008 and does not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MASSMUTUAL PREMIER MONEY MARKET FUND

	Class A
	Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.04	***	0.04	***	0.02	***	0.00	***†	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.00	)†	-		-		-		0.00	†	0.00	†

Total income (loss) from investment operations	0.02		0.04		0.04		0.02		0.00		0.00

Less distributions to shareholders:
From net investment income	(0.02)		(0.04)		(0.04)		(0.02)		(0.00	)†	(0.00	)†
From net realized gains	-		-		-		-		(0.00	)†	(0.00	)†
Tax return of capital	(0.00	)†	-		-		-		-		-

Total distributions	(0.02)		(0.04)		(0.04)		(0.02)		(0.00)		(0.00)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return^	2.33%		4.59%		4.09%		2.09%		0.28%	**	0.20%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$291,735		$281,270		$187,991		$90,342		$82,439		$78,968
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%		0.96%		0.98%		0.95%		0.98%	*	0.95%
After expense waiver	0.78%	#	0.77%	#	0.77%	#	0.77%	#	0.86%	*#	0.94%	#
Net investment income (loss) to average daily net assets	2.30%		4.50%		4.11%		2.07%		0.34%	*	0.21%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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MASSMUTUAL PREMIER SHORT-DURATION BOND FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.35	$10.23		$10.21		$10.52	$10.27		$10.34

Income (loss) from investment operations:
Net investment income (loss)	0.36 ***	0.44	***	0.39	***	0.32 ***	0.27	***	0.34 ***
Net realized and unrealized gain (loss) on investments	(0.53)	0.11		0.01		(0.23)	(0.02)		(0.01)

Total income (loss) from investment operations	(0.17)	0.55		0.40		0.09	0.25		0.33

Less distributions to shareholders:
From net investment income	(0.53)	(0.43)		(0.38)		(0.37)	-		(0.40)
From net realized gains	-	-		-		(0.03)	-		-

Total distributions	(0.53)	(0.43)		(0.38)		(0.40)	-		(0.40)

Net asset value, end of period	$9.65	$10.35		$10.23		$10.21	$10.52		$10.27

Total Return^	(1.73)% ^^	5.55%	^^	4.09%	^^	0.88% ^^	2.43%	**^^	3.22%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$63,490	$64,506		$73,351		$64,617	$59,552		$43,144
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	1.00%		1.00%		0.99%	0.99%	*	0.99%
After expense waiver	0.93% #	0.92%	#	0.92%	#	0.92% #	0.95%	*#	N/A
Net investment income (loss) to average daily net assets	3.59%	4.37%		3.91%		3.17%	3.14%	*	3.20%
Portfolio turnover rate	140%	332%		156%		114%	78%	**	41%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

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MASSMUTUAL PREMIER INFLATION-PROTECTED BOND FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Period Ended 12/31/03+
Net asset value, beginning of period	$10.39	$10.19		$10.51	$10.60	$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.57 ***	0.25	***	0.45 ***	0.69 ***	0.36	***	-
Net realized and unrealized gain (loss) on investments	(1.04)	0.28		(0.24)	(0.48)	0.24		-

Total income (loss) from investment operations	(0.47)	0.53		0.21	0.21	0.60		0.00

Less distributions to shareholders:
From net investment income	(0.54)	(0.33)		(0.52)	(0.29)	-		-
From net realized gains	-	-		(0.01)	(0.01)	-		-

Total distributions	(0.54)	(0.33)		(0.53)	(0.30)	-		-

Net asset value, end of period	$9.38	$10.39		$10.19	$10.51	$10.60		$10.00

Total Return^	(5.00)% ^^	5.44%	^^	2.07% ^^	1.95% ^^	6.00%	**^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$34,282	$29,868		$20,591	$15,983	$4,447		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.04%	1.04%		1.04%	1.04%	1.11%	*	-	‡
After expense waiver	0.94% #	1.00%	#	N/A	N/A	1.08%	*#	N/A
Net investment income (loss) to average daily net assets	5.46%	2.52%		4.50%	6.52%	4.11%	*	-	‡
Portfolio turnover rate	17%	17%		4%	7%	4%	**	-	‡

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2003.
++	For the period January 1, 2004 through October 31, 2004.
‡	Amount is de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  99  –

MASSMUTUAL PREMIER CORE BOND FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.97	$10.87		$10.88		$10.88		$10.93		$11.18

Income (loss) from investment operations:
Net investment income (loss)	0.43 ***	0.47	***	0.44	***	0.39	***	0.31	***	0.36 ***
Net realized and unrealized gain (loss) on investments	(0.83)	0.08		0.02		(0.32)		0.10		0.17

Total income (loss) from investment operations	(0.40)	0.55		0.46		0.07		0.41		0.53

Less distributions to shareholders:
From net investment income	(0.58)	(0.45)		(0.47)		(0.07)		(0.36)		(0.63)
From net realized gains	-	-		-		-		(0.10)		(0.15)

Total distributions	(0.58)	(0.45)		(0.47)		(0.07)		(0.46)		(0.78)

Net asset value, end of period	$9.99	$10.97		$10.87		$10.88		$10.88		$10.93

Total Return^	(3.90)% ^^	5.23%	^^	4.31%	^^	0.64%	^^	3.74%	**^^	4.78%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$164,141	$183,196		$217,383		$239,708		$227,160		$204,591
Ratio of expenses to average daily net assets:
Before expense waiver	1.04%	1.04%		1.04%		1.03%		1.05%	*	1.04%
After expense waiver	0.96% #	0.96%	#	0.96%	#	0.95%	#	1.00%	*#	N/A
Net investment income (loss) to average daily net assets	4.06%	4.39%		4.13%		3.62%		3.40%	*	3.17%
Portfolio turnover rate	263%	394%		197%		219%		178%	**	146%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

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MASSMUTUAL PREMIER DIVERSIFIED BOND FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.97	$10.85		$10.75		$11.07	$10.63		$10.04

Income (loss) from investment operations:
Net investment income (loss)	0.45 ***	0.48	***	0.44	***	0.39 ***	0.33	***	0.44 ***
Net realized and unrealized gain (loss) on investments	(1.09)	0.09		0.05		(0.30)	0.11		0.36

Total income (loss) from investment operations	(0.64)	0.57		0.49		0.09	0.44		0.80

Less distributions to shareholders:
From net investment income	(0.57)	(0.45)		(0.39)		(0.36)	-		(0.18)
From net realized gains	(0.04)	-		-		(0.05)	-		(0.03)

Total distributions	(0.61)	(0.45)		(0.39)		(0.41)	-		(0.21)

Net asset value, end of period	$9.72	$10.97		$10.85		$10.75	$11.07		$10.63

Total Return^	(6.16)% ^^	5.40%	^^	4.72%	^^	0.83% ^^	4.14%	**^^	7.95%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$36,268	$44,028		$33,904		$38,218	$26,001		$12,221
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%	1.16%		1.15%		1.15%	1.11%	*	1.14%
After expense waiver	1.00% #	0.99%	#	0.99%	#	0.99% #	1.01%	*#	N/A
Net investment income (loss) to average daily net assets	4.27%	4.52%		4.13%		3.61%	3.70%	*	4.17%
Portfolio turnover rate	282%	427%		208%		137%	84%	**	105%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  101  –

MASSMUTUAL PREMIER STRATEGIC INCOME FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$10.91	$10.22		$10.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.50 ***	0.46	***	0.46	***	0.28	***
Net realized and unrealized gain (loss) on investments	(2.41)	0.59		0.14		(0.25)

Total income (loss) from investment operations	(1.91)	1.05		0.60		0.03

Less distributions to shareholders:
From net investment income	(0.56)	(0.36)		(0.41)		-
From net realized gains	(0.10)	-		-		-

Total distributions	(0.66)	(0.36)		(0.41)		-

Net asset value, end of period	$8.34	$10.91		$10.22		$10.03

Total Return^	(18.41)% ^^	10.43%	^^	6.15%	^^	0.30%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$32,062	$33,247		$14,973		$4,896
Ratio of expenses to average daily net assets:
Before expense waiver	1.22%	1.23%		1.26%		1.25%	*
After expense waiver	1.16% #	1.16%	#	1.16%	#	1.16%	*#
Net investment income (loss) to average daily net assets	4.83%	4.36%		4.63%		3.30%	*
Portfolio turnover rate	125%	131%		159%		159%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  102  –

MASSMUTUAL PREMIER HIGH YIELD FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$10.89	$10.85	$10.64		$10.39

Income (loss) from investment operations:
Net investment income (loss)	0.73 ***	0.80 ***	0.76	***	0.74	***
Net realized and unrealized gain (loss) on investments	(2.92)	(0.11)	0.21		(0.37)

Total income (loss) from investment operations	(2.19)	0.69	0.97		0.37

Less distributions to shareholders:
From net investment income	(0.78)	(0.63)	(0.71)		(0.12)
From net realized gains	(0.03)	(0.02)	(0.05)		-

Total distributions	(0.81)	(0.65)	(0.76)		(0.12)

Net asset value, end of year	$7.89	$10.89	$10.85		$10.64

Total Return^	(21.44)% ^^	6.53% ^^	9.64%	^^	3.56%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$23,752	$32,164	$15,895		$5,660
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%	1.14%	1.15%		1.16%
After expense waiver	N/A	N/A	1.15%	#	1.15%	#
Net investment income (loss) to average daily net assets	7.69%	7.42%	7.24%		6.98%
Portfolio turnover rate	87%	93%	61%		59%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  103  –

MASSMUTUAL PREMIER INTERNATIONAL BOND FUND

	Class A
	Period Ended 10/31/08+
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.27	***
Net realized and unrealized gain (loss) on investments	(0.57)

Total income (loss) from investment operations	(0.30)

Net asset value, end of period	$9.70

Total Return^	(3.00)%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$200
Ratio of expenses to average daily net assets:
Before expense waiver	1.48%	*
After expense waiver	1.20%	*#
Net investment income (loss) to average daily net assets	3.01%	*
Portfolio turnover rate	53%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 20, 2007 (commencement of operations) through October 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  104  –

MASSMUTUAL PREMIER BALANCED FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$11.07	$10.31		$9.45		$9.10		$8.84		$7.66

Income (loss) from investment operations:
Net investment income (loss)	0.19 ***	0.24	***	0.20	***	0.17	***	0.11	***	0.14 ***
Net realized and unrealized gain (loss) on investments	(2.86)	0.75		0.87		0.36		0.15		1.20

Total income (loss) from investment operations	(2.67)	0.99		1.07		0.53		0.26		1.34

Less distributions to shareholders:
From net investment income	(0.25)	(0.23)		(0.21)		(0.18)		-		(0.16)
From net realized gains	(0.17)	-		-		-		-		-

Total distributions	(0.42)	(0.23)		(0.21)		(0.18)		-		(0.16)

Net asset value, end of period	$7.98	$11.07		$10.31		$9.45		$9.10		$8.84

Total Return^	(25.01)% ^^	9.76%	^^	11.47%	^^	5.84%	^^	2.94%	**^^	17.52%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,972	$11,595		$9,378		$7,838		$7,555		$7,287
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	1.20%		1.21%		1.17%		1.20%	*	1.16%
After expense waiver	1.23% #	1.16%	#	1.16%	#	1.16%	#	N/A		N/A
Net investment income (loss) to average daily net assets	1.94%	2.23%		2.04%		1.84%		1.43%	*	1.70%
Portfolio turnover rate	184%	194%		150%		139%		104%	**	95%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  105  –

MASSMUTUAL PREMIER VALUE FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$20.67	$18.72	$16.82		$15.87

Income (loss) from investment operations:
Net investment income (loss)	0.17 ***	0.14 ***	0.16	***	0.22	***
Net realized and unrealized gain (loss) on investments	(7.74)	2.94	2.07		0.82

Total income (loss) from investment operations	(7.57)	3.08	2.23		1.04

Less distributions to shareholders:
From net investment income	(0.16)	(0.80)	(0.24)		(0.09)
From net realized gains	(2.18)	(0.33)	(0.09)		-

Total distributions	(2.34)	(1.13)	(0.33)		(0.09)

Net asset value, end of year	$10.76	$20.67	$18.72		$16.82

Total Return^	(40.92)% ^^	17.21% ^^	13.45%	^^	6.52%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$13,721	$27,778	$24,149		$15,932
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	1.10%	1.10%		1.09%
After expense waiver	N/A	N/A	1.10%	#	N/A
Net investment income (loss) to average daily net assets	1.07%	0.72%	0.93%		1.32%
Portfolio turnover rate	156%	151%	157%		53%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  106  –

MASSMUTUAL PREMIER CORE VALUE EQUITY FUND

	Class A
	Period Ended 10/31/08+
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10	***
Net realized and unrealized gain (loss) on investments	(3.63)

Total income (loss) from investment operations	(3.53)

Net asset value, end of period	$6.47

Total Return^	(35.30)%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$242
Ratio of expenses to average daily net assets:
Before expense waiver	1.70%	*
After expense waiver	1.10%	*#
Net investment income (loss) to average daily net assets	1.34%	*
Portfolio turnover rate	107%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 20, 2007 (commencement of operations) through October 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  107  –

MASSMUTUAL PREMIER ENHANCED INDEX VALUE FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$13.12	$13.45	$12.20		$10.96

Income (loss) from investment operations:
Net investment income (loss)	0.22 ***	0.19 ***	0.18	***	0.18	***
Net realized and unrealized gain (loss) on investments	(4.90)	0.79	2.17		1.16

Total income (loss) from investment operations	(4.68)	0.98	2.35		1.34

Less distributions to shareholders:
From net investment income	(0.04)	(0.19)	(0.19)		(0.04)
From net realized gains	-	(1.08)	(0.91)		(0.06)
Tax return of capital	-	(0.04)	-		-

Total distributions	(0.04)	(1.31)	(1.10)		(0.10)

Net asset value, end of year	$8.40	$13.12	$13.45		$12.20

Total Return^	(35.83)% ^^	7.62% ^^	20.68%	^^	12.30%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$12,315	$18,838	$4,698		$1,509
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	1.10%	1.14%		1.16%
After expense waiver	1.10% #	1.09% #	1.09%	#	1.09%	#
Net investment income (loss) to average daily net assets	1.95%	1.42%	1.48%		1.47%
Portfolio turnover rate	148%	139%	144%		150%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  108  –

MASSMUTUAL PREMIER ENHANCED INDEX CORE EQUITY FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$13.83	$12.46		$10.80		$9.95

Income (loss) from investment operations:
Net investment income (loss)	0.13 ***	0.10	***	0.09	***	0.09	***
Net realized and unrealized gain (loss) on investments	(5.24)	1.38		1.67		0.81

Total income (loss) from investment operations	(5.11)	1.48		1.76		0.90

Less distributions to shareholders:
From net investment income	(0.12)	(0.11)		(0.10)		(0.05)

Total distributions	(0.12)	(0.11)		(0.10)		(0.05)

Net asset value, end of year	$8.60	$13.83		$12.46		$10.80

Total Return^	(37.19)% ^^	11.89%	^^	16.45%	^^	9.02%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$4,557	$7,136		$2,693		$344
Ratio of expenses to average daily net assets:
Before expense waiver	1.20%	1.13%		1.20%		1.20%
After expense waiver	1.09% #	1.09%	#	1.09%	#	1.09%	#
Net investment income (loss) to average daily net assets	1.11%	0.79%		0.78%		0.86%
Portfolio turnover rate	138%	148%		163%		154%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  109  –

MASSMUTUAL PREMIER MAIN STREET FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$12.50	$11.58		$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07 ***	0.09	***	0.06	***	0.05	***
Net realized and unrealized gain (loss) on investments	(4.42)	1.48		1.49		0.10

Total income (loss) from investment operations	(4.35)	1.57		1.55		0.15

Less distributions to shareholders:
From net investment income	(0.09)	(0.09)		(0.12)		-
From net realized gains	(1.61)	(0.56)		-		-

Total distributions	(1.70)	(0.65)		(0.12)		-

Net asset value, end of period	$6.45	$12.50		$11.58		$10.15

Total Return^	(39.67)% ^^	14.20%	^^	15.35%	^^	1.50%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$11,185	$20,165		$13,292		$4,562
Ratio of expenses to average daily net assets:
Before expense waiver	1.27%	1.27%		1.27%		1.25%	*
After expense waiver	1.16% #	1.16%	#	1.23%	#	1.23%	*#
Net investment income (loss) to average daily net assets	0.79%	0.73%		0.58%		0.54%	*
Portfolio turnover rate	116%	105%		110%		78%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  110  –

MASSMUTUAL PREMIER CAPITAL APPRECIATION FUND

	Class A
	Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$13.41		$10.98		$10.06		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.03	)***	(0.02	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	(5.59)		2.46		0.94		0.06

Total income (loss) from investment operations	(5.61)		2.43		0.92		0.06

Less distributions to shareholders:
From net realized gains	(0.27)		-		-		-

Total distributions	(0.27)		-		-		-

Net asset value, end of period	$7.53		$13.41		$10.98		$10.06

Total Return^	(42.62)%	^^	22.13%	^^	9.15%	^^	0.60%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$182,254		$363,471		$317,251		$294,065
Ratio of expenses to average daily net assets:
Before expense waiver	1.23%		1.23%		1.23%		1.23%	*
After expense waiver	1.09%	#	1.09%	#	1.09%	#	1.09%	*#
Net investment income (loss) to average daily net assets	(0.18)%		(0.21)%		(0.22)%		0.06%	*
Portfolio turnover rate	75%		57%		58%		59%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  111  –

MASSMUTUAL PREMIER ENHANCED INDEX GROWTH FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$10.77	$9.14		$8.24		$7.65

Income (loss) from investment operations:
Net investment income (loss)	0.03 ***	0.02	***	0.02	***	0.02	***
Net realized and unrealized gain (loss) on investments	(3.94)	1.62		0.91		0.61

Total income (loss) from investment operations	(3.91)	1.64		0.93		0.63

Less distributions to shareholders:
From net investment income	(0.02)	(0.01)		(0.03)		(0.04)
From net realized gains	(0.32)	-		-		-

Total distributions	(0.34)	(0.01)		(0.03)		(0.04)

Net asset value, end of year	$6.52	$10.77		$9.14		$8.24

Total Return^	(37.38)% ^^	17.91%	^^	11.33%	^^	8.20%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$3,096	$4,532		$1,621		$226
Ratio of expenses to average daily net assets:
Before expense waiver	1.03%	1.02%		1.12%		1.15%
After expense waiver	1.02% #	N/A		1.07%	#	1.09%	#
Net investment income (loss) to average daily net assets	0.32%	0.20%		0.24%		0.28%
Portfolio turnover rate	155%	181%		163%		127%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  112  –

MASSMUTUAL PREMIER DISCOVERY VALUE FUND

	Class A
	Year Ended 10/31/08		Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$12.95		$11.57		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.03	)***	0.08	***
Net realized and unrealized gain (loss) on investments	(6.06)		2.41		1.50

Total income (loss) from investment operations	(6.07)		2.38		1.58

Less distributions to shareholders:
From net investment income	-		(0.07)		(0.01)
From net realized gains	(0.56)		(0.93)		-

Total distributions	(0.56)		(1.00)		(0.01)

Net asset value, end of period	$6.32		$12.95		$11.57

Total Return^	(48.86)%	^^	21.97%	^^	15.76%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$14,031		$18,211		$158
Ratio of expenses to average daily net assets:
Before expense waiver	1.46%		1.67%		1.90%	*
After expense waiver	1.40%	#	1.40%	#	1.40%	*#
Net investment income (loss) to average daily net assets	(0.11)%		(0.24)%		0.78%	*
Portfolio turnover rate	121%		119%		180%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  113  –

MASSMUTUAL PREMIER SMALL CAPITALIZATION VALUE FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of year	$15.47	$16.27		$14.71		$13.95

Income (loss) from investment operations:
Net investment income (loss)	0.04 ***	(0.06	)***	(0.08	)***	(0.08	)***
Net realized and unrealized gain (loss) on investments	(5.08)	0.66		2.16		0.84

Total income (loss) from investment operations	(5.04)	0.60		2.08		0.76

Less distributions to shareholders:
From net realized gains	(3.90)	(1.40)		(0.52)		-

Total distributions	(3.90)	(1.40)		(0.52)		-

Net asset value, end of year	$6.53	$15.47		$16.27		$14.71

Total Return^	(41.89)% ^^	3.80%	^^	14.57%	^^	5.45%	^^
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$1,863	$3,671		$3,899		$2,724
Ratio of expenses to average daily net assets:
Before expense waiver	1.39%	1.32%		1.32%		1.32%
After expense waiver	1.37% #	1.30%	#	1.30%	#	1.30%	#
Net investment income (loss) to average daily net assets	0.44%	(0.36)%		(0.52)%		(0.51)%
Portfolio turnover rate	104%	70%		33%		32%

***	Per share amount calculated on the average shares method.
+	For the period November 1, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  114  –

MASSMUTUAL PREMIER MAIN STREET SMALL CAP FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$11.47	$10.45		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 ***	0.06	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(4.37)	0.97		0.45

Total income (loss) from investment operations	(4.36)	1.03		0.45

Less distributions to shareholders:
From net investment income	(0.05)	-		-
From net realized gains	(0.20)	(0.01)		-

Total distributions	(0.25)	(0.01)		-

Net asset value, end of period	$6.86	$11.47		$10.45

Total Return^	(38.72)% ^^	9.85%	^^	4.50%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,051	$3,420		$104
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%	1.40%		5.08%	*
After expense waiver	1.14% #	1.14%	#	1.14%	*#
Net investment income (loss) to average daily net assets	0.06%	0.52%		(0.19)%	*
Portfolio turnover rate	131%	127%		17%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period September 27, 2006 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

–  115  –

MASSMUTUAL PREMIER SMALL COMPANY OPPORTUNITIES FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Year Ended 10/31/04
Net asset value, beginning of year	$12.60	$16.99		$16.84		$15.79		$15.16

Income (loss) from investment operations:
Net investment income (loss)	0.01 ***	0.05	***	(0.04	)***	(0.05	)***	(0.08)
Net realized and unrealized gain (loss) on investments	(4.11)	1.26		1.63		1.10		1.31

Total income (loss) from investment operations	(4.10)	1.31		1.59		1.05		1.23

Less distributions to shareholders:
From net investment income	(0.05)	-		-		-		-
From net realized gains	(2.17)	(5.70)		(1.44)		(0.00	)†	(0.60)
Tax return of capital	-	-		-		-		-

Total distributions	(2.22)	(5.70)		(1.44)		(0.00)		(0.60)

Net asset value, end of year	$6.28	$12.60		$16.99		$16.84		$15.79

Total Return^	(38.44)% ^^	9.94%	^^	9.81%	^^	6.74%	^^	8.13%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$69,067	$163,154		$236,029		$411,467		$452,238
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	1.23%		1.17%		1.15%		1.13%
After expense waiver	1.14% #	1.14%	#	1.14%	#	1.14%	#	N/A
Net investment income (loss) to average daily net assets	0.08%	0.40%		(0.24)%		(0.28)%		(0.45)%
Portfolio turnover rate	109%	111%		134%		45%		43%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

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MASSMUTUAL PREMIER GLOBAL FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$14.24	$12.43		$10.58		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11 ***	0.04	***	0.08	***	0.00	***†
Net realized and unrealized gain (loss) on investments	(5.96)	2.23		1.86		0.58

Total income (loss) from investment operations	(5.85)	2.27		1.94		0.58

Less distributions to shareholders:
From net investment income	(0.10)	(0.13)		(0.09)		-
From net realized gains	(0.81)	(0.33)		-		-

Total distributions	(0.91)	(0.46)		(0.09)		-

Net asset value, end of period	$7.48	$14.24		$12.43		$10.58

Total Return^	(43.64)% ^^	18.73%	^^	18.41%	^^	5.80%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$27,145	$49,635		$31,763		$6,539
Ratio of expenses to average daily net assets:
Before expense waiver	1.48%	1.50%		1.50%		1.50%	*
After expense waiver	1.43% #	1.43%	#	1.43%	#	1.43%	*#
Net investment income (loss) to average daily net assets	0.97%	0.34%		0.69%		0.00%	*††
Portfolio turnover rate	13%	16%		25%		25%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
+	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

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MASSMUTUAL PREMIER INTERNATIONAL EQUITY FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05†††		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$19.25	$14.55		$11.61		$9.64		$9.46		$6.32

Income (loss) from investment operations:
Net investment income (loss)	0.13 ***	0.18	***	0.07	***	0.03	***	0.02	***	0.01	***
Net realized and unrealized gain (loss) on investments	(9.16)	4.66		2.96		1.94		0.20		3.16

Total income (loss) from investment operations	(9.03)	4.84		3.03		1.97		0.22		3.17

Less distributions to shareholders:
From net investment income	(0.30)	(0.14)		(0.09)		-		(0.04)		(0.03)

Total distributions	(0.30)	(0.14)		(0.09)		-		(0.04)		(0.03)

Net asset value, end of period	$9.92	$19.25		$14.55		$11.61		$9.64		$9.46

Total Return^	(47.54)% ^^	33.50%	^^	26.27%	^^	20.44%	^^	2.33%	**^^	49.88%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$39,212	$103,369		$85,486		$55,809		$46,831		$50,817
Ratio of expenses to average daily net assets:
Before expense waiver	1.51%	1.53%		1.55%		1.54%		1.53%	*	1.52%
After expense waiver	1.50% #	1.52%	#	1.52%	#	1.52%	#	1.52%	*^^^	1.50%	^^^
Net investment income (loss) to average daily net assets	0.82%	1.05%		0.55%		0.28%		0.31%	*	0.15%
Portfolio turnover rate	29%	25%		27%		26%		32%	**	70%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†††	Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
++	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.
^^^	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

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MASSMUTUAL PREMIER FOCUSED INTERNATIONAL FUND

	Class A
	Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$17.20	$12.41		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.19 ***	0.08	***	0.07	***
Net realized and unrealized gain (loss) on investments	(8.43)	4.80		2.34

Total income (loss) from investment operations	(8.24)	4.88		2.41

Less distributions to shareholders:
From net investment income	(0.13)	(0.00	)†	-
From net realized gains	(0.42)	(0.09)		-

Total distributions	(0.55)	(0.09)		-

Net asset value, end of period	$8.41	$17.20		$12.41

Total Return^	(49.39)% ^^	39.55%	^^	24.10%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$27,401	$36,718		$3,773
Ratio of expenses to average daily net assets:
Before expense waiver	1.62%	1.75%		1.70%	*
After expense waiver	1.58% #	1.58%	#	1.58%	*#
Net investment income (loss) to average daily net assets	1.38%	0.57%		0.68%	*
Portfolio turnover rate	106%	95%		81%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below. Unless otherwise specified, all Funds may engage in the investment practices and techniques described below to the extent consistent with such Fund’s investment objective and investment restrictions. Not all Funds necessarily will utilize all or any of these practices and techniques at all or at any one time.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. As to repurchase agreements, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. As to reverse repurchase agreements, if the buyer files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

Additional information about repurchase agreements and reverse repurchase agreements and related risks can be found in the Statement of Additional Information.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Funds’ fundamental investment restrictions can be found in the Funds’ Statement of Additional Information. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially, and/or other counterparty default. If a borrower defaults on its obligation to return loaned securities because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing. In addition, a Fund must recover any loaned securities in order to vote on matters materially affecting such securities.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund and a Fund is subject to the risk that it will suffer loss from the investment of collateral. In addition, there is no guarantee that a

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Fund would not experience delay in selling its investments, and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Hedging Instruments and Derivatives

Derivatives are financial contracts the values of which depend on, or derive from, the values of an underlying asset, reference rate, or index. Each Fund may use derivatives as more fully discussed in the Statement of Additional Information.

The Funds may (but are not required to) use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses;

•	to manage a Fund’s exposure to changing securities prices; and

•	to seek additional investment returns.

The Funds may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)	Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing in securities and other instruments directly. Derivatives are subject to a number of risks described in this Prospectus, including market risk, credit risk, management risk, liquidity risk and leveraging risk. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting or unwilling to meet its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, a Fund may buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the

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instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

A Fund may also enter into futures contracts, including commodity futures contracts, stock index futures contracts, foreign currency futures contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and

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foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub- Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. Under certain market conditions, a Fund’s Sub-Adviser may, for temporary defensive purposes, invest to any extent in investment grade debt securities, government obligations, or money market instruments, cash or cash equivalents in a manner that is inconsistent with a Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. It is impossible to predict when, or for how long, a Fund would use such alternate strategies. These temporary defensive positions may cause a Fund not to achieve its investment objective.

Under normal circumstances, a Fund will comply with its 80% investment requirement, as applicable. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Zero-Coupon and “Stripped” Securities

A Fund may buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Strategic Income Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies. A Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some collateralized mortgage obligations or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. A Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price.

Participation Interests in Loans and Loan Investment Pools

Participation interests in loans represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. A Fund can also buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Fund’s Sub-Adviser or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or may be unrated. The Strategic Income Fund expects that from time to time investments in loan investment pools may exceed 15% of the Fund’s net assets.

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These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the servicing agent of the participation interest or the pooled entity that holds the loan obligations. In addition, loan participations generally are subject to restrictions on transfer, and a Fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them at a price less than their fair market value. These risks can cause a Fund to lose money on its investment.

Issuer Diversification

The International Bond Fund and the Strategic Emerging Markets Fund are classified as non-diversified, which means that the proportion of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the “1940 Act”). A “diversified” investment company is generally required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Since a relatively high percentage of each Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer. However, to meet Federal tax requirements, at the close of each quarter each Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Investment in Other Investment Companies

A Fund may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. For example, a Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. A Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds’ portfolios, at times when the Fund may not be able to buy those portfolio securities directly.

Investing in another investment company may involve the payment of substantial premiums above the value of such investment company’s portfolio securities and is subject to limitations under the 1940 Act. The Funds do not intend to invest in other investment companies unless MassMutual or a Fund’s Sub-Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association (“GNMA”)); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Banks); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such

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pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

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Lower Rated Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When-Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery. Such transactions may increase the overall investment exposure for a Fund and involve a risk of loss if the value of securities declines prior to the settlement date.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any material changes in its investment objectives or policies through a revised prospectus or other written communication.

For Funds with an 80% “name test” policy, the Fund will provide shareholders with 60 days prior notice of any change in the policy.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI free of charge at http://www.massmutual.com/retire.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.